Registration No. 002-29240

Registration No. 811-01668

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES

ACT OF 1933	/ /

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 84	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	/ /

Amendment No. 67	/ X /

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT B

(Exact Name of Registrant)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code	414-271-1444

Raymond J. Manista, General Counsel and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Michael J. Mazza, Assistant General Counsel

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-2052

Approximate Date of Proposed Public Offering                             Continuous

It is proposed that this filing will become effective (check appropriate space)

           immediately upon filing pursuant to paragraph (b) of Rule 485

  X     on May 1, 2014 pursuant to paragraph (b) of Rule 485

60 days after filing pursuant to paragraph (a)(1) of Rule 485

           on                      pursuant to paragraph (a)(1) of Rule 485

           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Individual Flexible Payment Variable Annuity Contracts

Prospectus

May 1, 2014

Flexible Payment Variable Annuity

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account B

This prospectus describes an individual flexible payment variable annuity contract (the “Contract”) for:

Individual Retirement Annuities (“IRAs”)	457 Deferred Compensation Plan Annuities
Roth IRAs	Tax Deferred Annuities
Simple IRAs	Non-Transferable Annuities
Simplified Employee Pension Plan IRAs	Non-Tax Qualified Annuities

The Contract provides for accumulation of Contract Value on a variable and/or a fixed basis and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.	Fidelity® Variable Insurance Products
Growth Stock Portfolio	VIP Mid Cap Portfolio
Focused Appreciation Portfolio	VIP Contrafund® Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio	Neuberger Berman Advisers Management Trust
Large Company Value Portfolio	Socially Responsive Portfolio
Domestic Equity Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio	Russell Investment Funds
Index 400 Stock Portfolio	Multi-Style Equity Fund
Mid Cap Value Portfolio	Aggressive Equity Fund
Small Cap Growth Stock Portfolio	Global Real Estate Securities Fund
Index 600 Stock Portfolio	Non-U.S. Fund
Small Cap Value Portfolio	Core Bond Fund
International Growth Portfolio
Research International Core Portfolio
International Equity Portfolio	Russell Investment Funds LifePoints® Variable Target Portfolio Series
Emerging Markets Equity Portfolio
Money Market Portfolio	Moderate Strategy Fund
Short-Term Bond Portfolio	Balanced Strategy Fund
Select Bond Portfolio	Growth Strategy Fund
Long-Term U.S. Government Bond Portfolio	Equity Growth Strategy Fund
Inflation Protection Portfolio
High Yield Bond Portfolio
Multi-Sector Bond Portfolio	Credit Suisse Trust
Balanced Portfolio	Commodity Return Strategy Portfolio
Asset Allocation Portfolio

Fixed Options

Guaranteed Interest Fund 1	Guaranteed Interest Fund 8

The Contract (including the fixed options) and the variable options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. You could lose the money you invest in this Contract. All contractual guarantees (including the fixed options) are contingent upon the claims-paying ability of the Company.

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans.

More information about the Contract and NML Variable Annuity Account B (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated May 1, 2014, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Life and Annuity Products Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

Contents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contracts, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit—An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant—The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant.

Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable income plan; (2) a fixed income plan; or (3) in cash.

Annuity Unit—An accounting unit of measure representing the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Beneficiary—A person who receives payments under the Contract upon the death of the Annuitant before the Maturity Date provided that the Annuitant was an Owner of the Contract at the time of death.

Contract—The agreement between you and us described in this variable annuity prospectus. During the Accumulation Period of the Contract, you may invest and any earnings on your investment will accumulate on a tax-deferred basis. During the Annuitization Period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.

Contract Value—The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (2) the sum of your amounts allocated to any Guaranteed Account, plus credited interest; less (3) any withdrawals from any Guaranteed Account and any applicable Market Value Adjustment or charges under the Contract deducted from any Guaranteed Account.

Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company or as a unit investment trust, or is not required to be registered under the 1940 Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Account—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a term of a specified duration (called a “Guaranteed Period”).

Income Plan— An optional method of receiving the death benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan.”

Market Value Adjustment—An amount that may be credited (or charged) upon a withdrawal from a multi-year Guaranteed Account before the end of a Guaranteed Period.

Maturity Date—The date, stated on the specifications page of the Contract, on which Purchase Payments cease and Annuity Payments become payable.

Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides.

Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Required Minimum Distribution (“RMD”)—A minimum amount that federal tax law requires be withdrawn from an annuity each year.

Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.

This prospectus describes two versions of the Select Variable Annuity contract: a front-load version (in which a sales charge is assessed when purchase payments are made) and a back-load version (in which a sales charge is assessed if and when amounts are withdrawn).

Account B Prospectus	1

Fee and Expense Tables

Contract Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. On the left side of the tables below we show the fees and expenses you will pay at the time that you buy, surrender, or withdraw from the Contract. On the right side of these tables we show the fees and expenses that you will pay daily and periodically during the time that you own the Contract, not including the annual operating expenses of the Portfolios (the range of which is shown in the table that follows). These tables do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so. These tables do not include any withdrawal charges that may apply upon withdrawals from a Guaranteed Interest Fund 8. (See “Fixed Options”)

Front-Load Contract (in which a sales charge is assessed when purchase payments are made)

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)
Maximum Sales Load	4.5%
Withdrawal Charge	None
Transfer Fee	None
Expedited Delivery Charge[2]	$17

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	0.75%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	0.75%
Current Mortality and Expense Risk Fees[1]	0.50%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	0.50%

Annual Contract Fee[3]
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit (EDB)
Maximum Charge (as a percentage of the entire benefit)[4]	0.40%

Back-Load Contract (in which a sales charge is assessed if and when amounts are withdrawn)

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)
Sales Load	None
Maximum Withdrawal Charge for Sales Expenses	6%
Transfer Fee	None
Expedited Delivery Charge[2]	$17

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	1.50%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	1.50%
Current Mortality and Expense Risk Fees[1]	1.25%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	1.25%

Annual Contract Fee[3]
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit (EDB)
Maximum Charge (as a percentage of the entire benefit)[4]	0.40%

[1]	We reserve the right to increase the current mortality and expense risk charges to the maximum annual rate of 0.75% for the front-load Contract, 1.50% for the back-load Contract Class B Accumulation Units and 0.75% for back-load Contract Class A Accumulation Units. Under the back-load Contract, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract Anniversary if the Contract Value is at least $25,000 and the Class B Accumulation Units are no longer subject to a withdrawal charge. For further information on Class B and Class A Accumulation Units, see “Mortality Rate and Expense Risk Charges—Reduction of Charges.”
[2]	For express mail delivery with signature required; the express mail delivery charge without signature is $15. We also charge $15 for wire transfers in connection with withdrawals.
[3]	We are currently waiving the Annual Contract Fee if Purchase Payments less withdrawals equal or exceed $25,000. We reserve the right to change this practice in the future.
[4]	The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the highest Contract Value on any Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.

2	Account B Prospectus

Range of Total Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2013. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)*	0.22%	1.46%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement**	0.22%	1.40%

*	For certain Portfolios, certain expenses were reimbursed or fees waived during 2013. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio operating expenses would have ranged from a minimum of 0.22% to a maximum of 1.40%.
**	The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. The Examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

Examples

Back-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65) and surrender or annuitization, just before the end of each time period, to a fixed income plan with a certain period of less than 12 years; i.e., where a withdrawal charge would apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$915	$1,626	$2,159	$3,694
Minimum Total Annual Portfolio Operating Expenses	$822	$1,286	$1,576	$2,526

Back-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65) and assuming no surrender, no annuitization, or assuming an annuitization to a variable income plan; i.e., where a withdrawal charge would not apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$315	$1,026	$1,759	$3,694
Minimum Total Annual Portfolio Operating Expenses	$222	$686	$1,176	$2,526

Back-Load Contract Without the Enhanced Death Benefit—(assuming a surrender or annuitization, just before the end of each time period, to a fixed income plan with a certain period of less than 12 years; i.e., where a withdrawal charge would apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$874	$1,505	$1,960	$3,316
Minimum Total Annual Portfolio Operating Expenses	$781	$1,161	$1,365	$2,096

Back-Load Contract Without the Enhanced Death Benefit—(assuming no surrender, no annuitization, or assuming an annuitization to a variable income plan; i.e., where a withdrawal charge would not apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$274	$905	$1,560	$3,316
Minimum Total Annual Portfolio Operating Expenses	$181	$561	$965	$2,096

Front-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge; i.e., at issue age 56-65)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$675	$1,203	$1,757	$3,259
Minimum Total Annual Portfolio Operating Expenses	$585	$870	$1,177	$2,044

Account B Prospectus	3

Front-Load Contract Without the Enhanced Death Benefit

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$635	$1,085	$1,559	$2,867
Minimum Total Annual Portfolio Operating Expenses	$545	$748	$967	$1,598

The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments. For the back-load Contract, the mortality and expense risk charge and the withdrawal charge depend on the length of time amounts have been held under the Contract and the size of the amounts held. (See “Mortality Rate and Expense Risk Charges—Reduction of the Charges” and “Withdrawal Charges—Withdrawal Charge Rates.”) We reserve the right to increase the current mortality and expense risk charges to the maximum annual rate of 0.75% for the front-load Contract and 1.50% for the back-load Contract. The expense numbers shown in the tables reflect the withdrawal charge and the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges. The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (0.40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.01% for the front-load Contract and 0.06% for the back-load Contract based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2013.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Portfolios and the assessment of Separate Account charges, which may vary from contract to contract. (For more information on the calculation of underlying account values, see “Application of Purchase Payments.”) Please refer to Appendix B of this prospectus for information regarding the historical Accumulation Unit Values.

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to Contract Value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Life and Annuity Products Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, WI 53202, or use the coupon provided at the back of this Prospectus. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over $217 billion as of December 31, 2013. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

In addition to your fixed account allocations, General Account assets are used to guarantee the payment of certain benefits under the Contracts, including death benefits. To the extent that we are required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists

4	Account B Prospectus

largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional

Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

The Separate Account

We established the NML Variable Annuity Account B (the “Separate Account”) on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the 1940 Act.

You may allocate the money you invest under your Contract among the variable and fixed options (if available in your state) described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:

•	Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.
•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.

•	Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.

•	Create new separate accounts.

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.

•	Transfer cash from time to time between the Company’s general account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.

•	Transfer assets of the Separate Account in excess of reserve requirements applicable to Contracts supported by the Separate Account to the Company’s General Account.

•	Add, delete, or make substitutions for the securities and other assets that are held or purchased by the Separate Account.

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

•	Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

The Investment Options

The Contract offers a variety of variable and fixed investment options selected by the Company, but it does not endorse or recommend a particular option nor does it provide investment advice. You are responsible for choosing your investment options and the amounts you allocate to each based on your individual situation and your personal savings goals and risk tolerances. After your initial investment decision, you should monitor your investments and periodically review the options you select and the amount allocated to each option to ensure your decisions continue to be appropriate. The amounts invested in the variable options are not guaranteed, and because both your principal and any return on your investment are subject to market risk, you can lose your money. The amounts invested in the fixed options earn interest for a

Account B Prospectus	5

specified period at a rate we declare from time to time; the principal and interest rate are guaranteed by the Company and are subject to the claims-paying ability of the Company.

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; the Russell Investment Funds; and the Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.

You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest. Note: If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Northwestern Mutual Series Fund, Inc.    The principal investment adviser for the Portfolios of the Northwestern Mutual Series Fund, Inc. is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees a number of asset management firms under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectuses for the Northwestern Mutual Series Fund, Inc. for more information.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	The Boston Company Asset Management, LLC
Focused Appreciation Portfolio	Long-term growth of capital	Janus Capital Management LLC
Large Cap Core Stock Portfolio	Long-term growth of capital and income	Fayez Sarofim & Co.
Large Cap Blend Portfolio	Long-term growth of capital and income	Fiduciary Management, Inc.
Index 500 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	N/A
Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Domestic Equity Portfolio	Long-term growth of capital and income	Delaware Investments Fund Advisers, a series of Delaware Management Business Trust
Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	William Blair & Company, L.L.C.
Index 400 Stock Portfolio	Investment results that approximate the performance of the S&P MidCap 400® Stock Price Index	N/A
Mid Cap Value Portfolio	Long-term capital growth; current income is a secondary objective	American Century Investment Management, Inc.
Small Cap Growth Stock Portfolio	Long-term growth of capital	Wellington Management Company, LLP
Index 600 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	N/A

6	Account B Prospectus

Portfolio	Investment Objective	Sub-adviser (if applicable)
Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
International Growth Portfolio	Long-term growth of capital	Janus Capital Management LLC
Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
International Equity Portfolio	Long-term growth of capital; any income realized will be incidental	Templeton Investment Counsel, LLC
Emerging Markets Equity Portfolio	Capital appreciation	Massachusetts Financial Services Company
Money Market Portfolio	Maximum current income to the extent consistent with liquidity and stability of capital*	N/A
Short-Term Bond Portfolio	To provide as high a level of current income as is consistent with prudent investment risk	N/A
Select Bond Portfolio	To provide as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	N/A
Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
High Yield Bond Portfolio	High current income and capital appreciation**	N/A
Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A

*	Although the Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
**	High yield bonds are commonly referred to as junk bonds.

Fidelity® Variable Insurance Products    The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products III and Variable Insurance Products Fund II, respectively. The Separate Account buys Service Class 2 shares of the Portfolios, the investment adviser for which is the Fidelity Management & Research Company (“FMR”). The following affiliates of FMR also assist with foreign investments: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	FMR Co., Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	FMR Co., Inc.

Neuberger Berman Advisers Management Trust    The Neuberger Berman Advisers Management Trust Socially Responsive Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Management LLC.

Portfolio	Investment Objective	Sub-adviser
Socially Responsive Portfolio	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s financial criteria and social policy	Neuberger Berman, LLC

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company (“Russell”), and an

Account B Prospectus	7

affiliate of Russell, the Russell Investment Management Company (“RIMCo”). RIMCo is the investment adviser of the Russell Investment Funds. Russell is our majority-owned subsidiary.

Portfolio	Investment Objective
Multi-Style Equity Fund	Long-term growth of capital
Aggressive Equity Fund	Long-term growth of capital
Global Real Estate Securities Fund	Current income and long-term growth of capital
Non-U.S. Fund	Long-term growth of capital
Core Bond Fund	Current income and, as a secondary objective, capital appreciation
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	High current income and moderate long term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above average capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long-term capital appreciation with low current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long-term capital appreciation

Credit Suisse Trust    The Commodity Return Strategy Portfolio is a series of Credit Suisse Trust. The Separate Account buys shares of the Portfolio, the investment adviser for which is Credit Suisse Asset Management, LLC.

Portfolio	Investment Objective
Commodity Return Strategy Portfolio	Total Return

Payments We Receive    We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners. The Northwestern Mutual Series Fund, Inc. and the Russell Investment Funds have been included in part because they are managed by subsidiaries of the Company.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates which is generally a positive factor when selecting Portfolios. However, the amount of such payments is not determinative as to whether a Portfolio is offered through the Contract. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur for services performed on behalf of the Contracts and the Portfolios. The Company and its affiliates may profit from these payments.

Certain Portfolios have adopted a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease the Portfolio’s investment return.

Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

Transfers Between Divisions    Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after

8	Account B Prospectus

Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions. Subject to our requirements and availability, your Financial Representative may provide us with instructions on your behalf involving the allocation and transfer of Accumulation Value of your Contract among the available investment options, subject to our rules, including the restrictions on short term and excessive trading discussed below.

We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), your request will receive same-day pricing. If we receive your request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount of Accumulation Units which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. There is no minimum transfer amount for Annuity Units.

Before the Maturity Date, you may transfer amounts which you have invested in a Guaranteed Account to any Division of the Separate Account, and you may transfer the value of Accumulation Units in any Division of the Separate Account to a Guaranteed Account for investment on a fixed basis, subject to the restrictions described in the Contract. (See “The Guaranteed Accounts.”)

Short Term and Excessive Trading    Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Owners and other persons who may have material rights under the Contract (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after making two or more such round trip transfers within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. These limitations do not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations. Once a Contract is restricted, we will allow one additional transfer into the Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase

Account B Prospectus	9

payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. We may be unable to monitor trading activity by individual participants in omnibus accounts established under group annuity contracts.

Fixed Options

During the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts of different durations (“Guaranteed Accounts”), provided they are available in your state and under your Contract: the Guaranteed Interest Fund 1 (“GIF 1”) (formerly referred to as the “Guaranteed Interest Fund”) and the Guaranteed Interest Fund 8 (“GIF 8”). Your ability to make investments in a Guaranteed Account may also be limited by state law. Currently, neither GIF 1 nor GIF 8 is available in Contracts subject to New York law. For Contracts subject to Vermont and Maryland law sold before May 1, 2013, no investments may be applied to GIF 8 after the first Contract anniversary. To find out if a Guaranteed Account is available in your state and under your Contract, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

Except where noted above, GIF 1 is available for investment under both front-load and back-load Contracts. GIF 8 is only available under back-load Contracts. Guaranteed Accounts are not available after annuitization. We reserve the right to discontinue offering all Guaranteed Accounts or a Guaranteed Account of a particular duration. We also reserve the right to offer additional multi-year Guaranteed Accounts from time to time. The effective date of an investment in a Guaranteed Account is determined in the same manner that the effective date for an investment in the Divisions of the Separate Account is determined.

Interest is credited and compounded daily on amounts you invest in a Guaranteed Account at a rate that we declare (“Declared Rate”), in our discretion, for a guaranteed period that we specify (“Guaranteed Period”). The Declared Rate will not be less than a minimum guaranteed annual effective rate of 0.50% (or a higher rate if required by applicable state law). We also guarantee that the cash value of your investment in the Guaranteed Accounts will not be less than a minimum amount determined by a formula that complies with applicable state insurance nonforfeiture law. For GIF 1, the Declared Rate will be effective for a Guaranteed Period equal to the shorter of the following two periods: (i) the twelve month period measured from the end of the month of the investment’s effective date, or (ii) the period remaining until the Maturity Date of the Contract. For GIF 8, the Declared Rate will be effective for a Guaranteed Period ending eight years from the effective date; provided, however, an investment in GIF 8 is not permitted if the Guaranteed Period would extend beyond the Maturity Date of the Contract.

Upon expiration of a Guaranteed Period for GIF 1, we will apply a new Declared Rate for a new one-year Guaranteed Period. Upon expiration of a Guaranteed Period for GIF 8, any amounts remaining in that Guaranteed Account will be transferred to the Money Market Division of the Separate Account unless you otherwise instruct us to allocate the amounts to a Division(s) of the Separate Account or a new Guaranteed Period for either GIF 1 or GIF 8.

Moving into a Guaranteed Account    You may make an initial investment in a Guaranteed Account by applying all or part of a Net Purchase Payment or an amount transferred from Divisions of the Separate Account or another Guaranteed Account. Subject to the limitations described below, you may make additional investments in GIF 1 at any time prior to the Maturity Date of the Contract. No additional transfers may be made into a GIF 1 for 90 days following a transfer out of a GIF 1. Additional investments in GIF 8 are not permitted without our consent. Currently, we permit additional investments in GIF 8 that represent proceeds from Internal Revenue Code Section 1035 exchanges or rollovers, provided (i) you inform us at the time of your initial investment in the Contract, and (ii) that such proceeds are received by us within 90 days (or whatever period that may be required under applicable state law) thereafter. Interest will accrue on those proceeds from the date of receipt, but they will be treated for all other purposes the same as your initial investment. Subject to this limited exception, if you direct us to make additional

10	Account B Prospectus

investments in GIF 8, they will be invested in the Money Market Division.

Moving out of a Guaranteed Account    Transfers from Guaranteed Accounts are subject to certain limits. No transfers from GIF 8 are permitted during the first four years following the start of a Guaranteed Period. After a transfer is made from a Guaranteed Account, no additional transfers may be made from that Guaranteed Account for a period of 365 days. Additionally, the maximum amount of Accumulation Value that may be transferred from a Guaranteed Account in a single transfer may not be more than the greater of (i) 25% of the Accumulation Value of the Guaranteed Account on the preceding Contract anniversary date, or (ii) the amount of the most recent transfer from that Guaranteed Account. (For Contracts issued prior to March 31, 2000, the percentage limit by the terms of the Contract is 20%, but our current practice, which we may change without notice to you, is to permit up to 25%.) In no event may the amount of a single transfer from a Guaranteed Account be less than $1,000, nor greater than $50,000. (The $50,000 limit does not apply to Contracts subject to New York law.) These limitations on individual transfers do not apply to transfers from GIF 8 at the end of a Guaranteed Period. These transfer limitations can be illustrated as follows:

Amount of initial deposit into a GIF	Maximum amount you can transfer annually	Total number of years until initial deposit can be transferred completely
$25,000	$6,250	4 years
$75,000	$18,750	4 years
$100,000	$25,000	4 years

Withdrawal Charge    Maturity benefits and withdrawals under a back-load Contract are subject to the withdrawal charge described under “Deductions—Withdrawal Charges.” Because the withdrawal charge will affect the amount available for withdrawal, you should carefully consider its effect before investing in, and making a withdrawal from, the Contract.

The withdrawal charge applicable to withdrawals from GIF 8 during the first four years of a Guaranteed Period differs from that which is applicable to other withdrawals in several respects. First, the charge applies to withdrawals from GIF 8 during the first four years of each and every Guaranteed Period. Second, during those four years it applies to the Accumulation Value, rather than to Net Purchase Payments. During the first three years of a Guaranteed Period, the withdrawal charge equals 6% of the amount of the Accumulation Value withdrawn. During the fourth year, the charge equals 5% of the amount of the Accumulation Value withdrawn. Net Purchase Payments that are subject to the withdrawal charge are reduced by an amount equal to that portion of the Accumulation Value withdrawn from GIF 8 during the first four years, beginning with the highest withdrawal charge category and rate.

Market Value Adjustment (GIF 8 Only)    Transfers and withdrawals (but not payments of Contract fees or payments due to the death of the Primary Annuitant) made from GIF 8 prior to the end of a Guaranteed Period will be charged or credited with a market value adjustment (“MVA”). No MVA will apply if you do not transfer or withdraw amounts from GIF 8 before the end of a Guaranteed Period. The amount of the MVA will depend upon the difference, if any, between the seven-year Constant Maturity Treasury interest rate in effect on the second-to-last business day of the month preceding the start of the Guaranteed Period and an interest rate, in effect on the second-to-last business day of the month preceding the date of the transfer or withdrawal, equal to the Constant Maturity Treasury interest rate for the period closest to the time remaining in the Guaranteed Period (but not less than one year). If the rate in effect at that time exceeds the seven-year rate preceding the start of the Guaranteed Period, the MVA will be negative and decrease the amount available for transfer or withdrawal from GIF 8. If the opposite is true, the MVA will be positive and increase such amount. For Contracts issued in TX or AL sold prior to May 1, 2013, the MVA formula may differ; read your Contract for specific details.

In no event will the MVA increase or decrease the amount transferred or withdrawn by more than a proportionate allocation of the excess, if any, of the interest credited to GIF 8 since the beginning of the Guaranteed Period in which such amount is transferred or withdrawn to the date of transfer or withdrawal, over the interest that would have been credited if the Declared Rate had equaled the Nonforfeiture Rate during that same time period. The Nonforfeiture Rate is a rate defined in the Contract and is based on the five-year Constant Maturity Treasury interest rate on the second-to-last business day of the month preceding the start of the Guaranteed Period during which the transfer or withdrawal is made. In general, the longer the period remaining to the end of the Guaranteed Period at the time of a transfer or withdrawal, the larger the MVA. Because a negative MVA can reduce credited interest in excess of the minimum interest rate required to be credited under applicable state law, you should carefully consider its effect before making a transfer or withdrawal from GIF 8 prior to the end of a Guaranteed Period.

To calculate the MVA for your contract, use the following formula:

A x [(1+B)n / (1+C)n -1] where;

A	=	the Account Value being withdrawn or transferred from GIF 8;
B	=	the 7-year Constant Maturity Treasury Rate reported by the Federal Reserve as of the second-to-last Valuation Date of the month preceding the month in which the declared interest rate first became effective;
C	=	the Constant Maturity Treasury Rate reported by the Federal Reserve as of the second-to-last Valuation Date of the month preceding the month of the withdrawal or transfer for the duration nearest the time remaining in the Guaranteed Period but not less than one year; and
n	=	the number of years, including fractional years, remaining in the Guaranteed Period.

Account B Prospectus	11

In the determination of the Market Value Adjustment, a period whose length is exactly half-way between periods for which a Constant Maturity Treasury Rate is reported will be considered to be nearer to the shorter duration, but not less than one year.

Set forth below are two examples showing the application of the market value adjustment feature in the case of a withdrawal or transfer from GIF 8 before the end of the Guarantee Period. The first example assumes rising interest rates; the second assumes declining interest rates:

GIF 8 Market Value Adjustment Example

GIF 8 Deposit = $50,000

Guaranteed Interest Rate = 4.5% for 8 years

Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates increase

Current GIF 8 Account Value = $57,058.31

7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit)

5-year Constant Maturity Treasury Rate = 5.00% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)

Market Value Adjustment = $57,058.31 x [(1 + 4.75%)5/(1 + 5.00%)[5] -1] = -$676.04

Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates decrease

Current GIF 8 Account Value = $57,058.31

7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit

5-year Constant Maturity Treasury Rate = 4.25% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)

Market Value Adjustment = $57,058.31 x [(1 + 4.75%)5/(1 + 4.25%)[5] -1] = +$1,381.49

Note: The market value adjustment will not increase or decrease values by more than the interest credited to GIF 8 since the beginning of the guarantee period in which an amount is withdrawn or transferred out to the date of the withdrawal or transfer over the interest that would have been credited if the interest rate declared by the Company had equaled the Nonforfeiture Rate during the same time period. For the example above, assuming a Nonforfeiture Rate of 3%, the maximum positive or negative market value adjustment would be $57,058.31-$50,000(1.03)3 = $2,421.96.

Additional Information    “Portfolio Rebalancing” may not be used with any Guaranteed Account, and “Automatic Dollar Cost Averaging” and “Interest Sweeps” may not be used with GIF 8. Withdrawals from GIF 8 during the first four years of a Guaranteed Period may be taken in the form of a variable income plan, except for payments for a specified period. (See Option 1 under “Income Plans—Description of Variable Income Plans.”)

Amounts you invest in a Guaranteed Account become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the Guaranteed Accounts do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract apply to the Guaranteed Accounts. (See “Deductions.”) For purposes of allocating and deducting the annual Contract fee, we treat GIF 1 the same as Divisions of the Separate Account; no portion of the annual Contract fee will be deducted from GIF 8 unless insufficient value exists in the Divisions and GIF 1.

In reliance on certain exemptions and exclusionary provisions, we have not registered interests in the Guaranteed Accounts under the Securities Act of 1933, nor have we registered the Guaranteed Accounts or the General Account as investment companies under the 1940 Act. Accordingly, interests in a Guaranteed Account are not subject to the same laws as interests in the Divisions of the Separate Account, and the staff of the SEC has not reviewed the disclosure in this prospectus regarding the Guaranteed Accounts.

Preservation+ Strategy    (Back-load Contracts only) Subject to the investment minimums and maximums discussed above, you may elect to allocate all or a portion of your initial Purchase Payment to the Preservation+ Strategy. The Preservation+ Strategy is designed to preserve the principal of the amount that you allocate to the strategy through the crediting of a fixed rate of interest to the portion of that allocation which you invest in GIF 8 for the Guaranteed Period, while permitting you to participate in the potential returns – and attendant risks – of the Division(s) of the Separate Account you select among the Divisions available

12	Account B Prospectus

under the Strategy. We use a mathematical formula to determine the part of your total initial Purchase Payment allocated to this strategy that must be invested in GIF 8 to guarantee a return of principal and interest from GIF 8 at the end of the Guaranteed Period equal to your total initial Purchase Payment allocated to the strategy (less any applicable Contract fees charged to GIF 8 during the period). This guarantee is subject to the condition that you make no withdrawals or transfers from GIF 8 during the eight-year Guaranteed Period. The remainder of your initial Purchase Payment that you allocate to the Preservation+ Strategy is invested in the Division of the Separate Account that invests in the Portfolio(s) you select. Under the Preservation+ Strategy, we guarantee the return of the amount you allocate to GIF 8 plus a fixed rate of interest on that amount (less any applicable Contract fees allocated to GIF 8). You assume the risk associated with the amount you invest in the Separate Account. We guarantee the return of your principal amount invested under the strategy. You also assume the risk that your investment in the Preservation+ Strategy may result in the return of only your principal amount invested under the strategy, subject to the claims-paying ability of the Company.

The Contract

Generally    The Contract is intended for retirement and long-term savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments. If, however, the Contract is owned by a non-natural person (e.g., a corporation or a trust), the tax deferral on earnings may be lost. While there are exceptions for certain employee benefit plans, any income on the Contract will generally be treated as ordinary income subject to annual taxation.

If you are purchasing the Contract through a tax-favored arrangement, including IRAs, Roth IRAs, and SIMPLE IRAs, you should carefully consider the costs and benefits of the Contract before purchasing the Contract, since the tax-favored arrangement itself provides for tax-sheltered growth. Certain provisions of the Contract may be different than the general description in this prospectus, and certain riders, options, or funds may not be available because of legal restrictions in your state. You should consult your Contract, as any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

Free Look    If you return the Contract within ten days after you receive it (or whatever period is required under applicable state law), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event applicable state law requires us to return the full amount of your purchase payment, we will do so.

Contract Values    The value of your Contract on any Valuation Date is the sum of the following: (i) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (ii) the sum of your amounts allocated to any Guaranteed Account, plus credited interest; less (iii) any withdrawals from any Guaranteed Account and any applicable MVA or charges under the Contract deducted from any Guaranteed Account. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Division. We may surrender your Contract for its Contract Value (i.e., with no withdrawal charge), in accordance with applicable state law, if, before the Maturity Date no Purchase Payments have been received under the Contract for a period of two full years and both the Contract Value and the total Purchase Payments paid (less amounts withdrawn) are each less than $2,000.

Purchase Payments Under the Contract

Frequency and Amount    A Purchase Payment is the money you give us to apply to your Contract. You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. For back-load Contracts in non-tax qualified situations, the minimum initial Purchase Payment is $5,000. For all other back-load Contracts, the minimum amount for an initial Purchase Payment is $100, or $25 if payments are made through our Electronic Funds Transfer (“EFT”) Plan. For front-load Contracts, the minimum initial Purchase Payment is $10,000. The minimum amount for each subsequent Purchase Payment for all Contracts is $25, although we may accept lower amounts in certain circumstances. We will accept larger purchase payments than the minimums, but total purchase payments under any Contract may not exceed $5,000,000 without our consent. For all Contracts, Purchase Payments may not exceed the applicable federal income tax limits. (See “Federal Income Taxes.”) For back-load Contracts issued in

Account B Prospectus	13

Oregon sold prior to May 1, 2013, you may not make Purchase Payments after the first Contract anniversary if the Maturity Date is earlier than the Contract anniversary nearest the Annuitant’s 98th birthday.

In certain situations, we may, in our discretion, reduce or waive our minimum purchase payment requirements. For example, for back-load Contracts in non-tax qualified situations, we may reduce the minimum initial purchase amount from $5,000 to no less than $4,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $5,000. We may also reduce or waive our $5,000 minimum if your application is submitted as part of a group of applications, including those being paid for through a multiple-contract billing. For front-load Contracts, we may reduce the minimum initial purchase amount from $10,000 to no less than $5,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $10,000. Also, when initial Purchase Payments representing proceeds from rollovers or annuity exchanges are determined to satisfy the front-load Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the rollover or exchange, we may reduce the required minimum by the sum of any such depreciation and fees.

Guaranteed Account Investment Minimums and Maximums    Guaranteed Accounts are subject to certain investment minimums and maximums in addition to those described above. Amounts that are applied to GIF 8 are subject to an investment minimum of $10,000, unless we consent to a lesser amount. We also limit the maximum amount that may be invested in the Guaranteed Accounts. Without our prior consent, no investment may cause the Accumulation Value of all Guaranteed Accounts (the sum of all applied amounts and credited interest, less fees and any amounts transferred or withdrawn) to exceed a maximum amount we specify in the Contract. For Contracts currently being issued, the maximum amount specified in the Contract is $100,000. To the extent that an investment causes the maximum amount to be exceeded, the excess amount would be invested in the Money Market Division of the Separate Account until you instruct us otherwise. Changes in the investment minimums and maximums will be applied on a prospective basis only and will not affect contract owners invested in the Guaranteed Accounts as of the date of such change. Contract owners who are invested in a Guaranteed Account and whose investment did not meet the new minimum investment requirement or whose investment exceeded the new maximum investment limit may continue to remain invested in the Account and, with our consent, would be able to continue to allocate purchase payments and transfers to that Account up to the current maximum investment limit.

Application of Purchase Payments    We credit Net Purchase Payments, after deduction of any sales load, to the variable and/or fixed investment options as you direct. The application of Purchase Payments to the Guaranteed Account options are subject to special rules (see “The Investment Options—Fixed Options.”) We invest those assets allocated to the variable options in shares of those Portfolios that correspond to the applicable Division; the term “Accumulation Units” describes the value of this interest in the Separate Account. For the back-load Contracts, there are two types of Accumulation Units: “Class A” and “Class B.” We credit Class B Accumulation Units to your back-load Contract each time you make a Purchase Payment. We convert Class B Accumulation Units to Class A Accumulation Units on a basis that reflects the cumulative amount of Purchase Payments and the length of time that the amounts have been held under a back-load Contract. (See “Mortality Rate and Expense Risk Charges.”) Class B Accumulation Units are subject to a withdrawal charge while Class A Accumulation Units are not subject to such a charge.

Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office or a lockbox facility we have designated both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Although we do not anticipate delays in our receipt and processing of applications or Purchase Payment requests, we may experience such delays to the extent applications and Purchase Payments are not forwarded to our Home Office in a timely manner. Such delays could result in delays in the issuance of Contracts and the allocation of Purchase Payments under existing Contracts.

Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated.

We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time). If receipt occurs on or after the close of trading on the NYSE, we deem receipt to occur on the following Valuation Date. You may send Purchase Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept

14	Account B Prospectus

Purchase Payments by check or electronic funds transfer (“EFT”). We do not accept third-party checks at the Home Office as part of the initial Purchase Payment. We generally will not accept cash, money orders, traveler’s checks, or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Purchase Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Purchase Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Contract Value. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.

The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed, and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.

Reduction or Waiver of Certain Charges    Sometimes sales of contracts to groups of similarly situated individuals or on behalf of such individuals in connection with certain arrangements, for example, trust arrangements, may lower our costs and expenses. We reserve the right to reduce or waive certain fees or charges when this type of sale occurs, where permitted by state law. We determine which groups and arrangements are eligible for this treatment based on criteria we establish, including but not limited to some or all of the following: the size or type of group or arrangement; the amount of expected Purchase Payments; any prior or existing relationship between us and the prospective purchaser(s); the length of time a group of contracts is expected to remain active; the purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and any other factors that we believe indicate that costs and expenses may be reduced. We reserve the right to modify, suspend, or terminate any such determination or the treatment applied to a particular group at any time.

Maturity Date    Under Contracts currently offered, Purchase Payments may be made until the Maturity Date stated on the Contract’s specifications page, or until Annuity Payments begin, whichever is earlier. Distributions may be required before the Maturity Date. (See “Minimum Distribution Requirements.”)

Gender-Based Annuity Payment Rates    Federal law, and the laws of certain states, may require that Annuity considerations and Annuity Payment rates be determined without regard to the sex of the Annuitant. Because we offer the Contracts for use with certain plans where these rules may have general application, the Annuity Payment rates in the Contracts do not distinguish between male and female Annuitants. However, Contracts with sex-distinct rates are available on request. Prospective purchasers of the Contracts should review any questions in this area with qualified counsel.

Reinvestment of Redemptions    In special limited circumstances, we will allow Purchase Payments to be made without the deduction of a sales load (or with a refund of a withdrawal charge) for those Contract Owners who make a Purchase Payment in connection with a request to void a redemption made within 60 days (or whatever period that may be required under applicable state law) of our receipt of the redemption request. Such Purchase Payments and the amount of any withdrawal charge deducted upon redemption will be reinvested at the accumulation unit value next determined for each investment option after our receipt of the signed request for reinvestment in good order at our Home Office. Purchase Payments will be applied to the same investment option(s) from which the initial redemption(s) were made. We will not process a request for reinvestment where redemption proceeds were paid by check made payable to the Contract Owner and such check was cashed, where the redemption proceeds are directly deposited to a checking or savings account, or if the time between the distribution and the request for reinvestment crosses a contract anniversary. Similarly, we may refuse to process requests for reinvestment where it is not administratively feasible. Decisions regarding requests for reinvestment will take into consideration differences in costs and services and will not be unfairly discriminatory. For further information, contact your financial representative.

Access to Your Money

Withdrawals    Contract Owners may withdraw some or all of the Accumulation Unit Value of their Contract at any time before the Maturity Date. We may require that a Contract Value of at least $2,000 remain after a partial withdrawal. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions and Guaranteed Accounts. If no direction is received, your withdrawal will be deducted proportionately from each of your investments.

Withdrawals from the GIF 8 may be subject to special withdrawal charges and an MVA. (See “Investment Options—The Fixed Options.”) Complete or partial withdrawals under back-load Contracts may be subject to a withdrawal charge. (See “Withdrawal Charges.”) Such withdrawals may be prohibited under the terms of your plan, and may also trigger certain tax penalties. (See “Federal Income Taxes.”)

Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under variable income plan 1, the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract, less the applicable withdrawal charge. (See “Withdrawal Charges.”)

Account B Prospectus	15

For Contracts, issued in Oregon sold prior to May 1, 2013, no withdrawals may be made within the first five years after the date a variable income plan 1 takes effect. If Annuity Payments are being made under variable income plan 2 and the payee dies during the certain period (or if both payees die during the certain period of variable income plan 3), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans.”)

We may accept withdrawal requests (including, but not limited to exchanges reported under IRC §1035 and direct trustee to trustee transfers) in writing, subject to our administrative procedures, which may include the proper completion of certain forms, the provision of appropriate identifying information, and other administrative requirements. Withdrawal requests must be submitted on properly completed Northwestern Mutual forms. Improperly submitted and incomplete forms will not be considered to be in good order and will not be processed. We will process your request at the accumulation value next determined only after our receipt of your request in good order, which includes satisfaction of all our administrative requirements. Subject to our administrative procedures and our approval, you may request that a withdrawal be processed (or that an Income Plan start) on a future date you specify. Otherwise, we will pay the amount of any withdrawal from the Separate Account within seven days (or whatever period that may be required under applicable state law) after we receive the request in good order unless the suspension of payments or transfers provision is in effect. You may revoke a request for withdrawal on a specified future date any time prior to such future date. Subject to our rules, requirements, and availability, your Financial Representative may provide us with instructions on your behalf involving the frequency, amount, and destination of partial and complete withdrawals made under your Contract.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

Benefits Provided Under the Contracts

Subject to the restrictions noted below, we will pay the death benefits of a Contract in a lump sum or under the Income Plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable income plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the 1940 Act. If, under SEC rules, the Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender or death benefit from the Money Market Division until the Portfolio is liquidated.

Death Benefit

How Much is the Death Benefit?    The amount of the Death Benefit depends in part on when the Annuitant dies. (Remember that the Annuitant is the person upon whose life the Contract is issued.)

•	If an Annuitant dies before the Contract’s Maturity Date—and on or after his or her 75th birthday—the Death Benefit will equal the Contract Value (determined as described below).

•	If an Annuitant dies after the Contract’s Maturity Date (which is stated on the specifications page of the Contract), or any time after Annuity Payments begin, no Death Benefit is payable. Income Plans have their own payout benefit rules at death. (See “Income Plans.”)

•	If an Annuitant dies before the Contract’s Maturity Date—and before his or her 75th birthday—the Death Benefit will equal the greater of the following:

•	the Contract Value (determined as described immediately below); or

•	the amount of Purchase Payments we received, less an adjustment for every withdrawal. (For each withdrawal, we reduce the minimum death benefit by the percentage of the Contract Value withdrawn.)

When is the Death Benefit Determined?    In determining the amount of the Death Benefit, the Contract Value is determined as of the date we receive proof of the Annuitant’s death at our Home Office. If we receive proof of death before the close of trading for the NYSE (typically, 4:00 p.m. Eastern Time), we will determine the Contract Value based on the value of the units in the Divisions determined at the close of that day’s trading session. If, however, we receive proof of death on or after the close of NYSE trading, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next NYSE trading session. The values in any Guaranteed Account are determined in the same manner as are the values in the Separate Account Divisions; i.e., based on the time we receive the appropriate paperwork.

16	Account B Prospectus

Guaranteed Minimum Death Benefit Examples

Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount (this method of calculating reductions has a greater effect on withdrawals when the death benefit exceeds the Contract Value):

	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Percentage Reduction in Death Benefit	25%	25%
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000–$12,500 = $37,500	$50,000–$12,500 = $37,500

An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the highest Contract value on any Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

Enhanced Death Benefit Examples

Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):

Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000

Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):

Date-Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2015–$100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2016–$50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2016–$20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1–$20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1–$20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)

How is the Death Benefit Distributed?    If the Owner is the Annuitant and dies before the Contract’s Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant, and the Contract continues in force. (If there is more than one Beneficiary for a given Contract, each Beneficiary must make his or her own method of payment election.) If the Contract continues in force, we will set the Contract Value at an amount equal to the Death Benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Money Market Division and the Beneficiary (now, the new Owner)

Account B Prospectus	17

may transfer it to the Divisions chosen by such Beneficiary/Owner or to a Guaranteed Account (if available)—transfers to a GIF 8 in this circumstance are allowed only if no funds were invested in the GIF 8 on the death of the Annuitant. Pursuant to the terms of the Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant’s death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal.

If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days (or whatever period that may be required under applicable state law) after we receive proof of death of the Annuitant, the Death Benefit becomes payable to the Owner.

If an Owner is the Annuitant and, during his or her life, elected an Income Plan (see “Income Plans”) for a Beneficiary, Annuity Payments begin to such Beneficiary upon the death of the Owner, as described above. If the Owner did not elect an Income Plan for a Beneficiary, the Beneficiary may elect to:

•	continue the Contract (as described above),

•	receive the Death Benefit under an Income Plan, subject to limitations under federal and/or state law, or

•	receive the Death Benefit as a lump sum check.

In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”) If no affirmative election is made, the Beneficiary will receive the Death Benefit as a lump sum check.

Income Plans

Generally    If you decide to begin receiving Annuity Payments from your Contract, you may choose either: (1) monthly payments for a specified period (guaranteed only for contracts issued before May 1, 2013), or (2) monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of 10 or 20 years if you die sooner, or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. These Income Plans are available to you on a variable or fixed basis, or a combination thereof, depending on applicable state law. Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments. While no charges are assessed on fixed income plans, we will continue to assess mortality rate and expense risk charges on variable income plans. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Income Plan be invested. The fixed income plans are not described in this prospectus. If you select a fixed income plan, we will cancel any Accumulation Units credited to your

Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account. We may make a withdrawal charge in determining the withdrawal value. (See “Withdrawal Charges.”) Your interest, if any, in our General Account would also include the value of any amounts allocated to any Guaranteed Account, plus credited interest, less any withdrawals you have made and any applicable MVA.

A variable income plan means that the amount representing the actuarial liability under the variable income plan will continue to be invested in one or more of the investment choices you select. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a variable income plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A fixed income plan, on the other hand, guarantees the amount you will receive each month. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”

On the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a variable income plan with payments certain for ten years, using your investment choices then in effect. In addition, upon the Maturity Date, expiration of a Guaranteed Period, or when you elect a variable income plan, any amounts in a Guaranteed Account will be transferred to the Money Market Portfolio unless you instruct us otherwise.

Description of Variable Income Plans    The following variable income plans are available:

1. Period Certain (sometimes referred to as Installment Income for a Specified Period.)    An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year (guaranteed only for contracts issued before May 1, 2013).

2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Certain Period.)    An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary.

3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Certain Period.)    An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the

18	Account B Prospectus

remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may, subject to applicable state law, limit the election of a variable income plan to one that results in an initial payment of at least $20. A variable income plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish variable income plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans.

After the effective date of an Income Plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first Annuity Payment under the new plan on the basis of the particular plan selected, the Annuity Payment rate, and the Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between Income Plans, subject to such limitations we may reasonably determine. Generally, however, we permit neither withdrawals from an Income Plan involving a life contingency nor transfer to an Income Plan that does not involve the same life contingency. Income Plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.

Amount of Annuity Payments    We will determine the amount of the first Annuity Payment on the basis of the particular variable income plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. A contract with Annuity Payment rates that are not based on sex is also available. (See “Special Contract for Employers.”) We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the variable income plan involves life contingencies. The first payment will be lower if the variable income plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin. Class A Accumulation Units become Class A Annuity Units and Class B Accumulation Units become Class B Annuity Units on the Maturity Date.

Assumed Investment Rate    The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1⁄2%. Variable Annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular variable income plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Deductions

We will make the following deductions:

Sales Load    For the front-load Contract we deduct a sales load from all Purchase Payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We will pay any excess of distribution expenses over sales loads from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described below. We base the deduction on cumulative Purchase Payments we have received and the rates in the table below:

Cumulative Purchase Payments Paid Under the Contract	Rate
First $100,000	4.5%
Next $400,000	2.0%
Balance over $500,000	1.0%

Contract Fee    On each Contract anniversary prior to the Maturity Date, we make a deduction of $30 for administrative expenses relating to the Contracts during the prior year. We cannot increase this charge. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in a Guaranteed Account as though it were an investment of the same amount in one of the Separate Account Divisions, except that no amount will be taken from a GIF 8 unless insufficient value exists in the GIF 1 and the Separate Account Divisions. This fee is intended only to reimburse us for our actual administrative expenses. We waive the Contract fee if the Contract Value on the Contract anniversary is $25,000 or more. Currently, we are

Account B Prospectus	19

also waiving the Contract fee if the Purchase Payments, less withdrawals, equal or exceed $25,000. We reserve the right to change this practice in the future.

Mortality Rate and Expense Risk Charges

Nature and Amount of the Charges    When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.

For the front-load Contract, the deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. For the back-load Contract, the deduction for Class B Accumulation Units and Class B Annuity Units is at a current annual rate of 1.25% of the assets of the Separate Account; the deduction for Class A Accumulation Units and Class A Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. While our Board of Trustees may increase or decrease such deductions, in no event may the deduction exceed an annual rate of 0.75% for the front-load Contract, 1.50% for the back-load Contract Class B Accumulation and Annuity Units, and 0.75% for the back-load Contract Class A Accumulation and Annuity Units.

Reduction of the Charges    For the back-load Contracts, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract anniversary if the Contract Value is at least $25,000 and the Purchase Payment which paid for the Class B Accumulation Units has reached “Category Zero,” that is, its withdrawal charge rate is 0%. (See “Withdrawal Charges.”) As a result of the conversion, the mortality rate and expense risks charge is reduced from 1.25% to 0.50% on these units based on current rates. The conversion amount includes the purchase payment in Category Zero and a proportionate share of investment earnings. We allocate the conversion amount proportionately to each Division, and we adjust the number of Accumulation Units in each Division to reflect the relative values for Class A and Class B Accumulation Units on the date of the conversion. The same conversion process and a similar result applies to amounts in a Guaranteed Account. We do not convert Class A Accumulation Units back to Class B Accumulation Units even if the value of your Contract falls below $25,000. We do not convert Annuity Units from Class B to Class A.

Other Expense Risks    The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “The Separate Account” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the 1940 Act.

Withdrawal Charges

Withdrawal Charge Rates    When not waived (as described below), we assess certain withdrawal charges if you elect to withdraw Class B Accumulation Units for cash. Such charges compensate us for expenses associated with the sales of the Contracts, including sales commissions. We base the withdrawal charge on purchase payments made according to the categories and rates in the following table:

Category	Withdrawal Charge Rate
8,7, 6	6%
5	5%
4	4%
3	3%
2	2%
1	1%
0	0%

We base the amount in each Category (i.e., the number of years remaining in a withdrawal charge period for a particular Purchase Payment) on cumulative Purchase Payments you have made and on the number of Contract anniversaries that have occurred since you made each Purchase Payment. The first $100,000 of total Purchase Payments paid over the life of the Contract start in Category Eight, the next $400,000 start in Category Four, and all additional Purchase Payments paid start in Category Two. As of each Contract anniversary, we move any amount in a Category to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each Category by the rate for that Category. The amounts we use will be taken first from the withdrawal charge free amount; next from the Class A Accumulation Units; next from the Class B Accumulation Units in the order that produces the lowest withdrawal charge; and last from any remaining value in the Contract.

For example, suppose a back-load contract has an initial Purchase Payment of $400,000 and is allocated among the Division(s) of the Separate Account. The first $100,000 begins in withdrawal charge Category Eight and the remaining

20	Account B Prospectus

$300,000 begins in withdrawal charge Category Four. The withdrawal charge in the first year would be not more than $18,000, i.e., 4% of $300,000 plus 6% of $100,000. Suppose no further Purchase Payments and no withdrawals during the first four years. The $100,000 that was in Category Eight at issue would have moved down one Category each Contract anniversary such that it would move to Category Four on the fourth Contract anniversary. The $300,000 that was in Category Four at issue would move to Category Zero. Suppose the Contract value on the fourth anniversary was $600,000. Because 75% of the Purchase Payments ($300,000/$400,000) are moving to Category Zero, 75% of the Contract value ($450,000) would convert to Class A Accumulation Units and 25% ($150,000) would remain as Class B Accumulation Units. For a withdrawal occurring within the next year, the first $15,000 (10% of $150,000) would be withdrawn from Class B with no withdrawal charge. The next amount withdrawn would be the Contract value attributable to Class A Accumulation Units with no withdrawal charge. The next $100,000 withdrawn (from Class B) would be subject to a 4% withdrawal charge. The withdrawal charge for a full withdrawal would be not more than $4,000. A withdrawal charge is not assessed on any earnings.

To illustrate withdrawal charges on partial withdrawals, consider the following example. Supposed a back-load contract has an initial Purchase Payment of $100,000. On the second contract anniversary, the owner withdraws $20,000, but because of market appreciation, the Contract value at the time of the withdrawal equals $120,000 immediately before the withdrawal. Of the total $20,000 withdrawal, the free partial withdrawal amount is $12,000 (10% of $120,000). The withdrawal charge on the remaining $8,000 is $480 (6% of $8,000). Now assume that on the third contract anniversary, the owner wishes to withdraw the entire account value. At that time, the contract value equals $110,000. The free partial withdrawal amount is $11,000 (10% of $110,000). On the next $92,000 [$100,000 (the amount of the purchase payments) less $8,000 (the amount on which a withdrawal charge has already been assessed)], the withdrawal charge assessed is $4,600 (5% of $92,000). On the rest of the remaining account value (i.e., $7,000), the withdrawal charge is $0. Because we used the $8,000 of purchase payments to determine the charge on the second anniversary, we will not use that amount again for this withdrawal.

Waiver of Withdrawal Charges    When we receive proof of death of the Primary Annuitant, we will waive withdrawal charges applicable at the date of death by moving Purchase Payments received prior to the date of death to Category Zero. We will also waive the withdrawal charge if the Primary Annuitant has a terminal illness, or is confined to a nursing home or hospital after the first Contract year, in accordance with the terms of the Contract and applicable state law. You may not make Purchase Payments after we are given proof of a terminal illness or confinement.

A “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the

Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Class B Accumulation Units on the last Contract anniversary. We will make no withdrawal charge when you select a variable income plan. However, we will make the withdrawal charge if you make a withdrawal, or partial withdrawal, within five years after the beginning of a variable income plan which is not contingent on the payee’s life (i.e., Plan 1).

For fixed income plans, the Contract provides for deduction of the withdrawal charge when the Income Plan is selected. By current administrative practice, so long as the Contract has been in force for at least one full year, we will waive the withdrawal charge if you select a fixed income plan for a certain period of 12 years or more or certain fixed income plans which involve a life contingency.

As a matter of administrative practice, which we reserve the right to change at any time in our sole discretion, we are currently waiving withdrawal charges on the greater of (i) the Contract Year “withdrawal charge free” amount or (ii) the current year Required Minimum Distributions (except for withdrawals from GIF 8) when submitted on our Required Minimum Distribution Request form.

On July 26, 2007, the Treasury and the Internal Revenue Service issued final regulations governing tax-deferred annuities subject to the provisions of Section 403(b) of the Internal Revenue Code that, among other things, require a written plan document, nondiscrimination testing and universal availability and impose restrictions on exchanges, transfers and distributions. These rules became effective on January 1, 2009. However, the restrictions on transfers took effect on September 24, 2007. Because of the requirements of these regulations, Northwestern Mutual will not accept new tax-deferred annuity plans and will allow new purchase payments, rollovers, or transfers into, and transfers out of, its existing tax-deferred annuity contracts only if certain conditions are met.

Withdrawal Charges and Our Distribution Expenses    The amount of withdrawal charges we collect from the back-load Contracts as a group will depend on the volume and timing of withdrawal transactions. We are unable to determine in advance whether this amount will be greater or less than the distribution expenses we incur in connection with those Contracts, but based on the information presently available we believe it is more likely than not that distribution expenses we incur will be greater than the withdrawal charges we receive. We bear this risk for the duration of the Contracts. We will pay any excess of distribution expenses over withdrawal charges from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described above.

Special Withdrawal Charges and Rules Applicable to Guaranteed Accounts    See “The Investment Options—Fixed Options” for special withdrawal charges and rules applicable to investments in the GIF 8.

Account B Prospectus	21

Other Charges

Enhanced Death Benefit Charge    On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. Except for some Contracts subject to New York law, we deduct the charge from the Divisions of the Separate Account and the Guaranteed Accounts in proportion to the amounts you have invested. (For New York front and back load Contracts issued on or after 1/16/04 , the charge is deducted only from the Separate Account Divisions and not from the Guaranteed Account(s).)

Premium Taxes    The Contracts provide for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.

Portfolio Expenses and Charges    The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses.

Expedited Delivery Charge    When, at your request, we incur the expense of providing expedited delivery of your redemption request (e.g., a complete or partial withdrawal) we assess the following charges: $15 for express mail delivery (plus $2 for “signature required” service) and $15 for a wire transfer.

Federal Income Taxes

Qualified and Non-Tax Qualified Plans

We offer the Contracts for use under the tax-qualified plans (i.e., contributions are generally not taxable) identified below:

1.	Individual retirement annuities pursuant to the provisions of Section 408 of the Code, including a traditional IRA established under Section 408(b), simplified employee pensions established under Section 408(j) and (k) and SIMPLE IRAs established under Section 408(p).

2.	Roth IRAs pursuant to the provisions of Section 408A of the Code.

3.	Tax-deferred annuities pursuant to the provisions of Section 403(b) of the Code for employees of public school systems and tax-exempt organizations described in Section 501(c)(3).

4.	Deferred compensation plans established pursuant to Section 457 of the Code for employees of state and local governments and tax-exempt organizations.

5.	Nontransferable annuity contracts issued in exchange for fixed dollar annuities previously issued by Northwestern Mutual or other insurance companies or as distributions of termination or death benefits from tax-qualified pension or profit-sharing plans or trusts or annuity purchase plans.

We also offer the Contracts for use in non tax-qualified situations (i.e., contributions are taxable).

Contribution Limitations and General Requirements Applicable to Contracts

Traditional IRA    If an individual has earned income, the individual and the individual’s spouse are each permitted to make a maximum contribution of $5,500 for 2014 and the limit is indexed thereafter. The contribution limit is reduced by contributions to any Roth IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older. Contributions cannot be made after age 70  1⁄2. Annual contributions are generally deductible unless the Owner or the Owner’s spouse is an “active participant” in another qualified plan during the taxable year. If the Owner is an “active participant” in a plan, the deduction phases out at an adjusted gross income (“AGI”) of between $60,000—$70,000 for single filers and between $96,000—$116,000 (indexed) for married individuals filing jointly. If the Owner is not an “active participant” in a plan but the Owner’s spouse is, the Owner’s deduction phases out at an AGI of between $181,000—$191,000 (indexed). Federal income tax refunds can be directly deposited into an IRA, subject to contribution limits.

The Owner may also make tax free rollover and direct transfer contributions to an IRA from the Owner’s other IRAs or tax qualified plans. The surviving spouse can also roll over the deceased Owner’s IRA, tax deferred Annuity or qualified plan to the spouse’s own IRA or any other plan in which the spouse participates that accepts rollovers. A nonspouse beneficiary of the deceased owner’s IRA, tax-deferred annuity or qualified plan may also roll over the proceeds to an inherited IRA in a trustee to trustee transfer, subject to annual minimum required distribution rules.

22	Account B Prospectus

An IRA is nonforfeitable and generally cannot be transferred.

Roth IRA    If an individual has earned income, the individual and the individual’s spouse are each permitted to make a maximum contribution of $5,500 for 2014 and is indexed thereafter. The contribution limit is reduced by contributions to any traditional IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older. The maximum contribution is phased out at an adjusted gross income (“AGI”) of between $114,000 and $129,000 for single filers, between $181,000 and $191,000 for married individuals filing jointly and between $0 and $10,000 for married individuals filing separately. Regular contributions to a Roth IRA are not deductible. In addition, certain declared federal disaster relief or military service provisions may supplement this information.

An IRA, SEP or SIMPLE IRA (after two years of participation in a SIMPLE IRA plan) and employer plans may be rolled over or converted to a Roth IRA. Special valuation rules may apply to the conversion. A rollover to a Roth IRA is fully taxable but is not subject to a 10% premature withdrawal penalty.

SEP    An employer can make a maximum contribution to a SEP for an eligible employee of the lesser of 25% of the employee’s compensation up to $260,000 or $52,000 (for 2014). In a SEP that permits employee contributions, the employee is allowed to contribute up to $17,500 in 2014, indexed thereafter. Employees who are age 50 or over may also make a catch up contribution of $5,500 for 2014, indexed thereafter. The employer is allowed to match the catch up contribution for any taxable year. SEP contributions are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings thereon are not includible in the employee’s gross income until distributed. The Contracts are nonforfeitable and nontransferable.

SIMPLE IRA    A SIMPLE IRA can be established by an employer for any calendar year in which the employer has no more than 100 employees who each earned at least $5,000 during the preceding calendar year and the employer does not maintain another employer sponsored retirement plan. An eligible employee can elect to contribute up to $12,000 (for 2014). The employer must contribute either a matching contribution of up to 3% of the employee’s compensation or non-elective contribution of 2% of the employee’s compensation up to $255,000 (for 2014) for each employee. A catch up contribution of $2,500 for 2014 and indexed thereafter is allowed for employees who are age 50 or older. The employer is allowed to match the catch up contribution for any taxable year. Contributions and earnings thereon are not includible in the employee’s gross income until distributed. SIMPLE IRAs are exempt from the nondiscrimination, top-heavy and reporting rules applicable to qualified plans. The Contracts are nonforfeitable and nontransferable.

Tax Deferred Annuity    Section 403(b) tax deferred annuities can be established for employees of

Section 501(c)(3) tax exempt organizations and public educational organizations. The maximum amount that can be contributed depends upon the type(s) of contributions made to the employee’s account and the amount of your includible compensation for your most recent year of service:

Elective Deferrals Only: If there are elective employee deferrals only, the limit for 2014 is the lesser of two rules: (1) the lesser of 100% of the employee’s compensation up to $260,000 or $52,000 or (2) a flat dollar limit of $17,500, indexed thereafter. Employees age 50 or over may make an additional catch up contribution of $5,500 for 2014 and the limit is indexed thereafter.

Nonelective Contributions Only: If the only contributions are nonelective employer contributions, the maximum limit for 2013 is the lesser of 100% of compensation up to $255,000 or $51,000.

Both Employee and Employer Contributions: Employers are allowed to match employee elective deferrals, including the catch up contribution, for any taxable year or to make contributions in a form other than a match. In such a case, the total of employee and employer contributions for 2014 cannot exceed the lesser of 100% of compensation up to $260,000 or $52,000. Contributions and earnings thereon are not included in the employee’s gross income until distributed. Tax deferred annuities are nonforfeitable and nontransferable and distributions of salary reduction contributions and earnings thereon (except those held as of December 31, 1988) cannot be withdrawn prior to age 59  1⁄2 except on account of severance of employment, death, disability or hardship (contributions only).

If employer contributions are made to a tax deferred annuity, it subjects the annuity to ERISA and tax rules that apply to qualified plans, including minimum coverage, nondiscrimination and spousal consent requirements. ERISA disclosure rules also apply.

On July 26, 2007, the Treasury and the Internal Revenue Service issued final regulations governing tax-deferred annuities subject to the provisions of Section 403(b) of the Internal Revenue Code that, among other things, require a written plan document, nondiscrimination testing and universal availability and impose restrictions on exchanges, transfers and distributions. These rules became effective on January 1, 2009. However, the restrictions on transfers took effect on September 24, 2007. Because of the requirements of these regulations, Northwestern Mutual will not accept new tax-deferred annuity plans and will allow new purchase payments, rollovers, or transfers into, and transfers out of, its existing tax-deferred annuity contracts only if certain conditions are met.

Section 457 Plan    A Section 457 deferred compensation plan can be established by a state or local government or tax-exempt organization. Contracts must be owned by a trust for the exclusive benefit of the employees and the employees’ beneficiaries in a governmental plan and by the employer (subject to claims of the employer’s general creditors) in a plan of a tax-exempt organization. An employee can defer

Account B Prospectus	23

under the plan the lesser of 100% of compensation up to $260,000 (indexed for 2014) or $17,500 for 2014 (indexed thereafter). The dollar limit is doubled if the employee is within 3 years of retirement. Unless the employee is within 3 years of retirement, a catch up contribution of $5,500 for 2014 and indexed thereafter is allowed for employees who are age 50 or older. Amounts deferred and earnings thereon are not includible in the employee’s gross income until they are paid or made available to the employee or the employee’s beneficiary or, in the case of a governmental plan, until they are paid.

Nontransferable Annuity    Nontransferable Annuity Contracts are Contracts held in a tax-qualified plan or trust and transferred to the employee on the employee’s separation from service or death or the termination of the plan. These Contracts cannot accept additional purchase payments and must comply with the spousal consent requirements.

Non-Tax Qualified Contract    There are no limitations on who can purchase a non-tax qualified annuity or the amount that can be contributed to the Contract. Contributions to non-tax qualified Contracts are not deductible. For the Contract to qualify as a non-tax qualified annuity, the Contract death proceeds must be distributed to any non-spouse beneficiary either within five years of the Owner’s death or over a period not to exceed the beneficiary’s life or life expectancy commencing within one year of the Owner’s death. The surviving spouse is not subject to any distribution requirements.

Taxation of Contract Benefits

For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Except for qualified distributions from Roth IRAs, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Code.

IRAs, SEPs, SIMPLE IRAs, TDAs and Section 457 Plans and Nontransferable Annuities    As a general rule, benefits received as Annuity Payments or upon death or withdrawal from these Contracts will be taxable as ordinary income when received.

Where nondeductible contributions are made to individual retirement annuities and other tax-qualified plans, the Owner may exclude from income that portion of each Annuity Payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered. Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment which represents a pro rata return of the employee’s “investment in the contract.” After the Owner attains age 70  1⁄2, a 50% penalty may be imposed on payments made from individual retirement annuities, tax-deferred annuities, nontransferable annuity contracts and Section 457 deferred compensation plans to the extent the payments are less than certain required minimum amounts. (See “Minimum Distribution

Requirements.”) With certain limited exceptions, including hardship withdrawals and required minimum distributions, benefits from individual retirement annuities, SEPs, tax-deferred annuities, governmental Section 457 plans, and nontransferable annuity contracts are subject to the tax-free roll-over provisions of the Code. However, rollovers of SIMPLE IRAs to individual retirement arrangements within 2 years after the Owner first participates in the SIMPLE IRA plan are fully taxable.

A loan transaction, using a Contract purchased under a tax-qualified plan as collateral, will generally have adverse tax consequences. For example, such a transaction destroys the tax status of the individual retirement annuity and results in taxable income equal to the Contract Value.

Section 457 Plans may also be subject to special rules that limit distributions to separation from service, death, disability, or specified date or hardship. Violation of these rules will result in current taxation of the deferrals and earnings thereon plus a 20% penalty.

Roth IRAs    Qualified distributions from a Roth IRA are not taxable. A qualified distribution is a distribution (1) made at least 5 years after the issuance of the Owner’s first Roth IRA, and (2) made after the Owner has attained age 59  1⁄2, made to a beneficiary after the Owner’s death, attributable to the Owner being disabled, or used to pay acquisition expenses of a qualified first time home purchase. A nonqualified distribution is taxable as ordinary income only to the extent it exceeds the “investment in the contract” as defined in Section 72. Distributions are not required to be made from a Roth IRA before the Owner’s death.

A withdrawal from a Roth IRA of part or all of an IRA rollover contribution within 5 years of the rollover is subject to a 10% premature withdrawal penalty (unless an exception applies). Rollover contributions are treated as withdrawn after regular contributions for this purpose.

A regular or conversion contribution to a Roth IRA can be recharacterized to an IRA in a trustee-to-trustee transfer provided the transfer includes the net income or loss allocable to the contribution and is completed by the due date for filing the Owner’s federal income tax return for the year the contribution was made. The recharacterized amount will be treated for tax purposes as originally made from the IRA. Recharacterized amounts can be reconverted to a Roth IRA once each calendar year. Benefits from a Roth IRA can be rolled over or transferred directed only to another Roth IRA.

Nonqualified Contracts    If the Owner of a non-tax qualified Contract elects to receive the entire value of the Contract as Annuity Payments under a variable income plan or fixed income plan, or a portion of the Contract as Annuity Payments under either Income Plan for a period of at least the Owner’s life expectancy or ten years, benefits received will be taxable as ordinary income to the extent they exceed that portion of each payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72 (the “exclusion ratio”), until the entire “investment in the contract” is recovered. Benefits received in

24	Account B Prospectus

a lump sum or as partial annuity payments that do not qualify for exclusion ratio taxation will be taxable as ordinary income to the extent they exceed the “investment in the contract.” A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract Values are considered to be withdrawn first and are taxable as ordinary income. For Contracts issued after October 21, 1988, investment gains will be determined by aggregating all non-tax qualified deferred Contracts we issue to the Owner during the same calendar year.

For taxable years beginning in 2013, part or all of the taxable benefits from and sales of non-tax qualified Contracts may be subject to an additional 3.8% Medicare tax. The tax will be assessed on the Owner’s net investment income for the year to the extent that the Owner’s adjusted gross income (with slight modifications) exceeds $250,000 (married filing jointly or surviving spouse), $125,000 (married filing separately) or $200,000 (other filers) (not indexed). The term “net investment income” is defined to include payments from non-tax qualified annuities and dispositions of property. You should consult a tax advisor about the impact of this new tax on distributions from your contract/policy.

One or more non-tax qualified Contracts can be wholly or partially exchanged for one or more other Annuity Contracts under Section 1035 of the Code without recognition of gain or loss. However, withdrawals taken within 6 months after a partial exchange may cause the partial exchange to be taxed as a withdrawal. Certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans, will not be taxed as Annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.

Premature Withdrawals    A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, Roth IRAs, tax deferred annuities, nontransferable annuity contracts and nonqualified deferred annuities. The penalty tax increases to 25% for non-exempt withdrawals from SIMPLE IRAs within 2 years after the Owner first participates in the SIMPLE IRA plan. Payments which are exempt from the penalty tax include payments upon disability, after age 59  1⁄2 and for certain substantially equal periodic payments for life. Additional exceptions for certain large medical expenses, reimbursement of health insurance premiums paid while the Owner was unemployed, qualified education expenses and first time home purchases apply to IRAs and Roth IRAs.

Minimum Distribution Requirements    All of the Contracts are required to satisfy some form of minimum distribution requirement. A 50% excise tax applies for each violation of these requirements (except under nonqualified Contracts).

1. IRAs, SEPs, Simple IRAs, TDAs, Section 457 Plans and Nontransferable Annuities:    As a general rule, the Owner of these Contracts is required to take certain distributions during the Owner’s life and the beneficiary designated by the Owner is required to take the balance of the Contract Value within certain specified periods following the Owner’s death.

The Owner must take the first required distribution by the “required beginning date” and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be calculated according to the Uniform Table provided in IRS regulations, which provides divisors based on the joint life expectancy of the Owner and an assumed beneficiary who is ten years younger. Where the beneficiary is the Owner’s spouse, as defined under federal tax law, and the spouse is more than ten years younger than the Owner, distributions may be based upon their joint life expectancy instead of the Uniform Table. The required beginning date for IRAs, SEPs and Simple IRAs is April 1 of the calendar year following the calendar year the Owner attains age 70  1⁄2. The required beginning date for TDAs, Section 457 plans and nontransferable annuities is April 1 of the calendar year following the calendar year in which the Owner attains age 70  1⁄2 or retires, if later.

Upon the death of the Owner, the Owner’s beneficiary must take distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the Owner’s death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule: A beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner’s death.

If the Owner dies on or after the required beginning date, a minimum distribution must be made for the year of death, to the extent not already paid to the Owner.

2. Spousal Exceptions:    If the designated beneficiary is the Owner’s spouse, as defined under federal tax law (below), the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date. Alternatively, if the spouse elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the Owner’s death or, if later, by the end of the year the Owner would have attained age 70  1⁄2.

3. Nonspouse Transfers:    A nonspouse designated beneficiary may directly roll over the death proceeds to an inherited IRA. The nonspouse designated beneficiary is then required to take distributions pursuant to the minimum distribution requirements discussed above.

Account B Prospectus	25

4. Roth IRAs:  The Owner of a Roth IRA is not required to take required minimum distributions during the Owner’s lifetime. However, after the Owner’s death, the beneficiary designated by the Owner is required to take distributions pursuant to the minimum distribution requirements discussed above.

5. Nonqualified Contracts:  The Owner of a non-tax qualified Contract is not required to take required minimum distributions during the Owner’s lifetime. However, the designated beneficiary is required to take distributions pursuant to rules similar to the at death minimum distribution requirements for IRAs, except that the first minimum distribution is due within 12 months of the Owner’s death, instead of by December 31 of the calendar year following the year of death and the surviving spouse, as defined by federal tax law, is not required by the tax law to take any distributions during his or her lifetime, and may extend deferral by electing a spousal exchange.

Mandatory Withholding    Generally, benefit payments from tax-deferred annuities, nontransferable annuity contracts, and governmental Section 457 plans will be subject to mandatory 20% withholding unless the payments are rolled over directly to a traditional IRA or to an “eligible employer plan” that accepts rollovers. An “eligible employer plan” includes a plan qualified under Section 401(a) of the Internal Revenue Code, including a 401(k) plan, profit-sharing plan, defined benefit plan, stock bonus plan, and money purchase plan; a Section 403(a) annuity plan; a Section 403(b) tax-deferred annuity; and a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee’s beneficiary) or over a period of 10 years or more, or are “required minimum distributions” because these payments are not eligible to be rolled over.

Defense of Marriage Act:    The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal tax law. The U.S. Supreme Court has held Section 3 of the federal Defense of

Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal tax law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses, especially with regard to state law and state tax law. Consult a tax and/or legal advisor for more information on this subject.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Deductions.”)

Other Considerations

You should understand that the tax rules for annuities and qualified plans, including but not limited to Plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations, and prospective purchasers desiring to adopt an HR-10 pension or profit-sharing plan or trust should consult qualified tax counsel. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals, or state or other law. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. Before you purchase a Contract, we advise you to consult qualified tax counsel.

Contract Owner Services

Automatic Dollar-Cost Averaging    The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the Divisions over a period of time by systematically and automatically transferring, on a monthly, quarterly, semi-annual, or annual basis, specified dollar amounts from the Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.

Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices.

26	Account B Prospectus

Electronic Funds Transfer (“EFT”)    Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add Purchase Payments to the Division(s) within your traditional IRA, Roth IRA, SEP IRA, or non-tax qualified Contract on a regular monthly basis through payments drawn directly on your checking account. There is no charge for the EFT service.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Systematic Withdrawal Plan    You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each investment option or from specific investment options you designate except that proportionate deductions are not made from a multi-year Guaranteed Account unless amounts in the other investment options are insufficient to cover the requested withdrawal. Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected Portfolios or Guaranteed Accounts is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; (4) when the final amount is distributed and there is no value left in the Contract (in which case the Contract will terminate); or (5) you terminate systematic withdrawals. We may deduct a withdrawal charge from any amount you withdraw in excess of your free withdrawal amount, and you may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.

Automatic Required Minimum Distributions (“RMD”)    For IRAs, SEP Plans, SIMPLE IRA Plans, 403(b) Plans, and Nontransferable Annuities, you can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70   1⁄2.

Special Withdrawal Privilege    You can withdraw 10% of the Contract’s accumulation value without a surrender charge, if the Contract has at least a $10,000 balance, beginning on the first Contract anniversary.

Portfolio Rebalancing    To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time. If you transfer between underlying investment options, automatic portfolio rebalancing (“APR”) will ordinarily end and you will need to make a new APR election if you want APR to continue.

Only Contracts with accumulation values of $10,000 or more or those Contracts that have been annuitized are eligible. Portfolio rebalancing may only be used with the variable, not the fixed, investment options. A program of regular investing cannot assure a profit or protect against loss in a declining market.

Interest Sweeps    If you select this service we will automatically sweep or transfer interest from the GIF 1 to any combination of Divisions. Interest earnings can be swept monthly, quarterly, semi-annually or annually. Transfers (which must be expressed in whole percentages) will end either on a date you specify or when the amount of interest being transferred is less than $25, whichever is earlier.

Only Contracts with $10,000 or more in the GIF 1 are eligible. (Interest sweeps are not available for amounts in the GIF 8.) The amount and timing restrictions that ordinarily apply to transfers between the GIF 1 and the investment Divisions do not apply to interest sweeps.

Substitution of Portfolio Shares and Other Changes    When permitted by law and subject to any required regulatory approvals, we reserve the right to eliminate a Portfolio and to substitute another Portfolio or mutual fund for such Portfolio if the shares of the Portfolio are no longer available for investment or, in our judgment, further investment in the Portfolio is no longer appropriate. Pursuant to an order of the Securities and Exchange Commission (“SEC”), effective November 15, 2013 the Commodity Return Strategy Portfolio was substituted for the Commodities Return Strategy Portfolio, a series of the Northwestern Mutual Series Fund, Inc. (the “Replaced Portfolio”). The Replaced Portfolio is no longer available as an investment option. As a condition of the order, until November 15, 2015 we will periodically reimburse subaccount expenses to the extent the Commodity Return Strategy Portfolio’s expenses exceed the expenses of the Replaced Portfolio. Depending on the timing of such reimbursement (typically quarterly), financial information or values of the Division investing in the Commodity Return Strategy Portfolio for some of the time periods reflected in such values would be lower prior to the reimbursements being applied. In the event we take any action to substitute another Portfolio in the future, we may make an appropriate endorsement of your Contract and take other necessary actions.

Owner Inquiries and Instructions    Get up-to-date information about your Contract at your convenience with your Contract number and your Personal Identification Number (“PIN”). Call Northwestern Mutual Express toll-free at 1-800-519-4665 to review contract values and unit values, transfer among investment options, change the allocation and obtain Division performance information. You can also visit our website (www.northwesternmutual.com) to access Division performance information, forms for routine service, and daily unit values for Contracts you own with your User ID and password. Eligible Contract Owners may also set up certain electronic payments, transfer invested assets among Divisions and change the allocation of future contributions

Account B Prospectus	27

online, subject to our administrative procedures. For enrollment information, please contact us at 1-888-455-2232.

The submission of transfer instructions by telephone or through our website (“Electronic Instructions”) must be made in accordance with our then current procedures for Electronic Instructions. However, we are not required to accept Electronic Instructions, and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, or your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home Office. We reserve the right to limit, modify, suspend, or terminate the ability to make transfers via Electronic Instructions.

Householding    To reduce costs, we now send only a single copy of the same disclosure document(s) (such as prospectuses, prospectus supplements, reports, announcements, proxy statements, notices, and information statements) to each consenting household (rather than sending copies to each Owner residing in a household). If you are a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of such disclosure documents by calling us at 1-888-455-2232.

Allocation Models    Allocation models may be offered. These models are designed to assist you in setting up an allocation of initial Purchase Payments as well as subsequent Purchase Payments, if you so choose. Each model is comprised of a combination of Divisions representing various asset classes. The models are static (fixed), so any investment allocations after the contract’s inception must be made by you, and will not be made by the Company. There will be no automatic rebalancing to these models unless you choose the Portfolio Rebalancing option on the application to the contract.

We do not provide investment advice regarding whether a model is appropriate for you, when a model should be revised, or when it remains appropriate to invest in accordance with any particular model due to performance, a change in your investment needs, or for other reasons. Please note that investing according to an allocation model may result in an increase in assets allocated to Portfolios managed by an affiliated investment adviser, and therefore may result in a corresponding increase in Portfolio management fees collected by one or more of our affiliates. We reserve the right to modify, suspend, or terminate any asset allocation models at any time that we may use with other contract owners.

Additional Information

The Distributor    We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.

Under the Distribution Agreement, the Company receives all sales loads and withdrawal charges, and pays NMIS an annual fee based upon NMIS’ actual expenses for the services NMIS performs under the Distribution Agreement, including all compensation payable to its registered representatives. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year.

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer

Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company.

Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products may qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts may help registered representatives and/or their managers qualify for such compensation and benefits. Certain of the

28	Account B Prospectus

Distributor’s registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract. The Distributor’s registered representatives receive ongoing servicing compensation related to the Contracts but may be ineligible to receive ongoing servicing compensation paid by issuers of other investment products for certain smaller accounts.

Terminal Illness Benefit    Withdrawal charges are waived if the Primary Annuitant is terminally ill (as defined in the Terminal Illness Benefit Rider) and has a life expectancy of 12 months or less (or whatever period that may be required under applicable state law). No withdrawal charge will be waived if the determination of terminal illness is made before the Contract was issued. No Purchase Payments may be made to the Contract once proof of terminal illness is provided to the Company. Whether by Contract or Company practice, we are extending this benefit to terminal injury as well, effective May 1, 2013.

Nursing Home Benefit    Withdrawal charges are waived after the first Contract anniversary if the Primary Annuitant’s confinement is medically necessary for at least 90 consecutive days (or whatever period that may be required under applicable state law) on a 24 hour per day basis in a licensed nursing facility or hospital (as defined in the Nursing Home Benefit Rider). No withdrawal charge will be waived if the confinement began before the Contract was issued. No Purchase Payments may be made to the Contract once proof of confinement is provided to the Company. A request for waiver of withdrawal charges must be made no later than 90 days (or whatever period that may be required under applicable state law) following the date confinement ended.

The Terminal Illness and Nursing Home Benefits are not available in New York.

Voting Rights    As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under variable income plans supported by assets of that Division. Periodic reports relating to the Portfolios, proxy material, and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the variable income plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a variable income plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

Dividends    This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under a variable income plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed. It is not expected that any dividends will be payable on this Contract, except, possibly, on certain fixed installment plans.

We will credit dividends, if any, attributable to your Contract on the Contract anniversary. Dividends, if any, credited prior to the Maturity Date will be applied as a Net Purchase Payment on the Contract anniversary unless the Owner elects to have the dividend paid in cash. However, if the NYSE is closed on the Contract Anniversary, the amount of any dividend will be applied as of the next Valuation Date after the Contract anniversary. Dividends, if any, applied as a Net Purchase Payment will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.

For the back-load Contracts we reduce expense charges by converting Class B Accumulation Units to Class A Accumulation Units on larger, older Contracts. (See “Mortality Rate and Expense Risk Charges.”) The Contracts issued prior to March 31, 2000, do not include this conversion feature, and we currently pay dividends on some of those Contracts. (See “Dividends for Contracts Issued Prior to March 31, 2000.”)

Dividends for Contracts Issued Prior to March 31, 2000    During the year 2014 we are paying dividends on approximately 45% of the inforce variable annuity contracts we issued prior to March 31, 2000. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract Value which is defined as the value of the Accumulation Units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract’s interest in the Account. Dividends on these variable annuities arise principally as a result of more favorable expense experience than that which we assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts, which have a mortality and expense risk charge of at least 0.75%. In general, we are not paying dividends on Contracts with an average variable Contract Value of less than $25,000.

Account B Prospectus	29

Approximately 87% of those with a value above $25,000 will receive dividends. The expected dividend payout for the year 2014 represents about 0.65% of the average variable Contract Value for those Contracts that will receive dividends. The maximum dividend we are paying on a specific Contract is about 0.75%.

We credit any dividend for a Contract on the anniversary date of that Contract. We apply the dividend as a net purchase payment unless you elect to have the dividend paid in cash. In the case of a Contract purchased as an individual retirement annuity pursuant to Section  408(b) of the Internal Revenue Code, dividends cannot be paid in cash but must be applied as Net Purchase Payments under the Contract.

Internal Annuity Exchanges    As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange those contracts for front-load or back-load Contracts without paying a second charge for sales expenses. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period.

In general, amounts exchanged from a Contract with a withdrawal charge to a new back-load Contract are not assessed a withdrawal charge when the exchange is effected; rather, premium payments are placed in the same withdrawal charge category under the new back-load Contract as they were before the exchange (any appreciation attributable to the premium payments is not subject to withdrawal charges). A similar rule applies to amounts exchanged from a front-load Contract to a new back-load Contract (i.e., no withdrawal charge or sales load will be charged on premium payments and any appreciation attributable thereto that are exchanged into a new back-load Contract) and to amounts exchanged from a front-load Contract to a new front-load Contract (i.e., no second front-load will be charged on amounts exchanged from an existing front-load Contract to a new front-load Contract). We may also allow internal exchanges on back-load Contracts when (i) there are no applicable withdrawal charges on the Contract being exchanged, and (ii) the exchange involves a rollover from a qualified plan to an IRA or another qualified plan or a consolidation into an existing or new front-load Contract. Fixed annuity contracts, which are not described in this prospectus, are available in exchange for the Contracts on a comparable basis.

Speculative Investing    Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.

Abandoned Property Requirements    Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/policy’s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 888-455-2232 to make such changes.

Legal Proceedings    Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Table of Contents for Statement of Additional Information

30	Account B Prospectus

TO: The Northwestern Mutual Life Insurance Company

Life and Annuity Products Department

Room 2E450

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for NML Variable Annuity Account B to:

Name

Address

City                                                                                                                                  State                           Zip

APPENDIX A—Prior Contracts

To the extent not otherwise described below, or specifically described elsewhere in this prospectus, the material features of prior series of these Contracts are consistent with the current series of Contracts as described in this prospectus.

FEATURES OF PRIOR CONTRACTS	JJ/KK	Non-Qualified Account 1	LL/MM	QQ
				Front Load Contract	Back Load Contract
Dates Offered (Subject to State Approval)	11/1/1968 - 12/16/1981	12/17/1981 - 4/30/1983	12/17/1981 - 3/30/1995	3/31/1995 - 3/30/2000
Front Load	Cumulative purchase payments for the contract year are subject to the following front-end loads: • 8% first $5,000 • 4% next $20,000 • 2% next $75,000 • 1% on amounts over $100,000	Cumulative purchase payments are subject to the following front-end loads: • 3% first $25,000 • 2% next $75,000 • 1% on amounts over $100,000	Not Applicable	Cumulative purchase payments are subject to the following front-end loads: • 4.00% first $100,000 • 2.00% next $400,000 • 1.00% next $500,000 • 0.50% on amounts over $1,000,000	Not Applicable
Withdrawal Charge (Back Load)	Not Applicable	Not Applicable

Cumulative purchase payments are subject to the following withdrawal charges:

• 8% of the first $25,000

• 4% of the next $75,000

• 2% on amounts over $100,000

On each anniversary, the charge reduces 1%. Withdrawal charges are waived as described in the prospectus (See “Waiver of Withdrawal Charges”) except that such charges will be waived if proceeds are settled under a fixed life income plan on or after the 10th contract anniversary, or if proceeds are settled anytime under a variable life income or period certain income plan for a period of 5 or more years.

Not Applicable

Cumulative purchase payments are subject to the following withdrawal charges:

• 8.00% of the first $100,000

• 4.00% of the next $400,000

• 2.00% on the next $500,000

• 1.00% on amounts over $1,000,000

On each anniversary, the charge reduces 1%. Waiver of withdrawal charges is consistent with current series.

32	Account B Prospectus

FEATURES OF PRIOR CONTRACTS	JJ/KK	Non-Qualified Account 1	LL/MM	QQ
				Front Load Contract	Back Load Contract
Annual Mortality Rate/ Annuity Rate & Expense Guarantee Charge (Applied daily against the unit value of each variable investment division.)	Accumulation Units: Maximum: 1% Current: 0.75%	Accumulation Units: Maximum: 1% Current: 0.75%	Accumulation Units: Maximum: 1.50% Current: 1.25%	Accumulation Units: Maximum: 0.75% Current: 0.40% Annuity Units: Maximum: 0.75% Current: 0.00%	Accumulation Units: Maximum: 1.50% Current: 1.25% Annuity Units: Maximum: 1.50% Current: 1.25%

Annual Contract Fee	None	The contract fee is lesser of $30 or 1% of accumulation value at the anniversary, but it is waived in a manner consistent with the current series.		The contract fee is consistent with the current series.
Amount of the Death Benefit

Annuitant Dies on or After 75th birthday:

The payment at death will be the value of the Accumulation Units determined as of the close of business on the valuation date on which proof of death is received in the Home Office, or if later the date on which a method of payment is elected.

Annuitant Dies Before 75th birthday:

The payment at death will not be less than the total considerations, excluding those for the Disability Waiver of Consideration Benefit, paid under the contract; less any amounts returned in a surrender of a portion of the Accumulation Value.

Annuitant Dies on or After 75th birthday:

The payment at death will be the Accumulation Value of the contract determined on the Valuation Date on which proof of death is received in the Home Office, or if later the date on which a method of payment is elected.

Annuitant Dies Before 75th birthday:

The death benefit will not be less than the total Purchase Payments paid under the contract, less any amounts withdrawn under the contract.

Distribution of the Death Benefit	Upon receipt in the Home Office of satisfactory proof of the death of the Annuitant before the maturity date payment of the death benefit will be paid to the beneficiary. The Owner may name or change a beneficiary while the Annuitant is living; or during the first 60 days after the death of the Annuitant, if the Annuitant was not the Owner immediately prior to the Annuitant’s death. A change made during this 60 days cannot be revoked. If the Owner is the Annuitant and dies before the Contract’s Maturity Date, each beneficiary may elect to continue his or her respective portion of the death proceeds to a new (current series) Contract through an internal exchange. If the Owner is not the Annuitant and the Annuitant dies before the maturity Date, the Death Benefit becomes payable to the Owner; however, if the Owner and the Beneficiary are the same, the Owner may elect to exchange the death proceeds to a new (current series) Contract through an internal exchange, or elect any other settlement choice available.
Withdrawal Charge Free Amount	Not Applicable	Not Applicable	LL Series: There is no “withdrawal charge free” amount.

MM Series issued before 1991:

By Company practice, a “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal, up to 10% of the Accumulation Value on the last Contract anniversary.

				Not Applicable	By Company practice, a “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal, up to 10% of the Accumulation Value on the last Contract anniversary.

Account B Prospectus	33

FEATURES OF PRIOR CONTRACTS	JJ/KK	Non-Qualified Account 1	LL/MM		QQ
					Front Load Contract	Back Load Contract
Waiver of Withdrawal Charge on Income Plans	Not Applicable	Not Applicable	LL Series: Withdrawal charge is not waived on benefits paid under a fixed life income plan.	MM Series: There is no withdrawal charge on benefits paid under a fixed life income plan that takes effect on or after the tenth anniversary of the contract.	Not Applicable	The waiver of withdrawal charge on income plans is consistent with the current series.

Maximum Maturity Age	By Company practice, and as state law allows, the maximum maturity age is 98.

Fixed Options	The rates, Income Plans, transfer restrictions, and other features of the Fixed Options vary from series to series and state to state. See your Contract and any Contract amendment for details. You may not invest in any fixed option unless your Contract provides for a fixed investment option or if your Contract contains an amendment dated before January 1, 2013 providing for such a fixed investment option.

Expense Examples for Prior Contracts

The following Examples apply to contracts previously issued by the Company and are calculated under the same assumptions as the Examples for the current Contract. (See “Examples”). Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

JJ/KK Series Contracts Issued Prior to December 17, 1981

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$805	$1,293	$1,806	$3,206
Minimum Total Annual Portfolio Operating Expenses	$717	$964	$1,230	$1,989

Nonqualified Account 1 Contracts Issued After December 17, 1981 and Prior to April 30, 1983

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$515	$1,024	$1,559	$3,019
Minimum Total Annual Portfolio Operating Expenses	$424	$685	$966	$1,767
Annual contract fee is reflected as	0.03%

LL/MM Series Contracts Issued After December 16, 1981 and Prior to March 31, 1995

Assuming a surrender or annuitization, just before the end of each time period, to a fixed income plan prior to the 10th contract anniversary or a period certain income plan for a period of less than 5 years; i.e., where a withdrawal charge would apply

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$1,071	$1,496	$1,945	$3,287
Minimum Total Annual Portfolio Operating Expenses	$978	$1,151	$1,349	$2,063

Assuming no surrender, no annuitization or assuming an annuitization to a fixed life income plan on or after the 10th contract anniversary, or if the proceeds are settled anytime under a variable life income or period certain income plan for a period of 5 or more years

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$271	$896	$1,545	$3,287
Minimum Total Annual Portfolio Operating Expenses	$178	$551	$949	$2,063
Annual contract fee is reflected as

34	Account B Prospectus

QQ Series Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000

Back-Load Contract—(assuming a surrender or annuitization, just before the end of each time period, to a fixed income plan with a certain period of less than 12 years; i.e., where a withdrawal charge would apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$1,071	$1,496	$1,945	$3,287
Minimum Total Annual Portfolio Operating Expenses	$978	$1,151	$1,349	$2,063

Back-Load Contract—(assuming no surrender, no annuitization, or assuming an annuitization to a variable income plan; i.e., where a withdrawal charge would not apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$271	$896	$1,545	$3,287
Minimum Total Annual Portfolio Operating Expenses	$178	$551	$949	$2,063

Front-Load Contract

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$586	$1,038	$1,515	$2,829
Minimum Total Annual Portfolio Operating Expenses	$496	$700	$920	$1,554

	Front-Load Contract	Back-Load Contract
Annual contract fee is reflected as	0.01%	0.03%

Account B Prospectus	35

APPENDIX B — Accumulation Unit Values

The tables on the following pages present the Accumulation Unit Values for Contracts offered by means of this prospectus as well as contracts no longer offered for sale. The contracts no longer offered for sale are different in certain material respects from contracts offered currently. The values shown below for back-load version contracts issued on or after December 17, 1981 and prior to March 31, 2000 are calculated on the same basis as those for the Class B Accumulation Units for the back-load version Contracts described in this prospectus. Accumulation Units Values set forth below for front-load version Contracts issued on or after March 31, 2000 reflect the values of front-load version Accumulation Units as well as back-load version Class A Accumulation Units. See “Application of Purchase Payments,” “Mortality Rate and Expense Risk Charges—Reduction of the Charges” and “Withdrawal Charges—Withdrawal Charge Rates” for additional information regarding Class A and Class B Accumulation Units under the back-load version Contracts. Number of units outstanding are shown in thousands.

Accumulation Unit Values

Contracts Issued On or After March 31, 2000

Northwestern Mutual Series Fund, Inc.

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.362	$1.007	$0.896	$0.913	$0.816	$0.598	$0.983	$0.905	$0.830	$0.774
Number of Units Outstanding	52,329	52,702	53,543	51,554	48,351	46,640	46,147	46,701	39,674	35,021
Back-Load Version Class B
Accumulation Unit Value	$3.909	$2.913	$2.612	$2.680	$2.415	$1.782	$2.952	$2.738	$2.530	$2.378
Number of Units Outstanding	10,405	11,821	13,848	15,210	16,839	18,772	20,146	20,009	18,419	17,211
Focused Appreciation Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.879	$2.243	$1.876	$2.008	$1.846	$1.302	$2.182	$1.729	$1.657	$1.423
Number of Units Outstanding	69,400	57,576	48,035	38,580	31,060	25,872	18,527	11,850	6,925	1,560
Back-Load Version Class B
Accumulation Unit Value	$2.658	$2.087	$1.759	$1.896	$1.756	$1.248	$2.107	$1.682	$1.624	$1.405
Number of Units Outstanding	47,812	41,373	35,523	32,180	28,140	24,791	19,436	13,463	9,031	2,270
Large Cap Core Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.236	$0.966	$0.870	$0.885	$0.788	$0.612	$1.004	$0.925	$0.834	$0.773
Number of Units Outstanding	36,860	37,642	38,421	38,518	35,049	33,045	32,611	29,213	22,647	18,169
Back-Load Version Class B
Accumulation Unit Value	$2.937	$2.313	$2.098	$2.150	$1.928	$1.510	$2.495	$2.316	$2.103	$1.963
Number of Units Outstanding	10,810	12,293	14,311	15,432	15,622	15,871	16,386	15,000	12,870	11,171
Large Cap Blend Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.159	$0.890	$0.776	$0.799	$0.702	$0.554	$0.932	—	—	—
Number of Units Outstanding	24,040	25,002	24,448	21,578	15,314	10,060	3,985	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.102	$0.853	$0.750	$0.777	$0.688	$0.547	$0.927	—	—	—
Number of Units Outstanding	19,006	20,190	21,180	18,757	13,723	8,394	4,423	—	—	—
Index 500 Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.481	$1.127	$0.979	$0.965	$0.844	$0.671	$1.069	$1.019	$0.886	$0.850
Number of Units Outstanding	178,905	168,858	164,665	151,185	133,649	116,229	105,296	90,982	77,651	61,872
Back-Load Version Class B
Accumulation Unit Value	$6.702	$5.139	$4.495	$4.465	$3.935	$3.152	$5.062	$4.862	$4.258	$4.116
Number of Units Outstanding	28,174	30,450	32,612	34,120	34,147	31,586	31,380	28,369	24,291	21,294
Large Company Value Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.186	$0.908	$0.784	$0.776	$0.703	$0.585	$0.937	—	—	—
Number of Units Outstanding	25,918	24,953	22,698	18,299	13,160	7,808	2,518	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.128	$0.870	$0.757	$0.755	$0.689	$0.578	$0.932	—	—	—
Number of Units Outstanding	24,527	23,465	21,641	18,115	11,997	5,269	2,012	—	—	—
Domestic Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.894	$1.420	$1.248	$1.243	$1.090	$0.846	$1.382	$1.483	$1.279	$1.189
Number of Units Outstanding	68,641	73,488	78,405	78,635	72,730	68,313	59,035	45,350	29,644	16,305
Back-Load Version Class B
Accumulation Unit Value	$1.726	$1.304	$1.155	$1.159	$1.024	$0.800	$1.317	$1.424	$1.237	$1.159
Number of Units Outstanding	40,734	47,425	51,217	56,516	57,619	58,923	55,793	43,645	30,531	20,214

(b)	The initial investment was made on April 30, 2007.

36	Account B Prospectus

Accumulation Unit Values

Contracts Issued On or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Equity Income Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.408	$1.863	$1.597	$1.620	$1.412	$1.139	$1.783	$1.735	$1.464	$1.412
Number of Units Outstanding	88,110	70,821	54,584	38,707	30,620	25,467	20,225	14,204	9,704	5,022
Back-Load Version Class B
Accumulation Unit Value	$2.223	$1.733	$1.497	$1.529	$1.343	$1.091	$1.722	$1.688	$1.435	$1.394
Number of Units Outstanding	61,258	51,010	40,398	31,311	26,380	23,592	19,983	13,568	8,407	4,089
Mid Cap Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.315	$1.052	$0.945	$1.012	$0.821	$0.625	$1.048	$0.873	$0.840	$0.795
Number of Units Outstanding	44,459	44,733	46,391	45,249	44,364	42,061	42,132	39,982	39,040	33,381
Back-Load Version Class B
Accumulation Unit Value	$7.526	$6.071	$5.491	$5.925	$4.844	$3.713	$6.275	$5.265	$5.106	$4.871
Number of Units Outstanding	5,126	5,796	6,721	7,575	8,452	9,319	9,999	10,069	10,031	9,593
Index 400 Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.924	$2.206	$1.885	$1.932	$1.537	$1.128	$1.778	$1.656	$1.512	$1.353
Number of Units Outstanding	39,859	37,695	37,464	35,090	33,031	30,392	29,412	27,816	25,993	22,284
Back-Load Version Class B
Accumulation Unit Value	$3.317	$2.522	$2.171	$2.242	$1.797	$1.328	$2.111	$1.980	$1.822	$1.642
Number of Units Outstanding	20,801	22,937	25,104	27,688	31,057	34,471	37,360	36,837	34,052	31,408
Mid Cap Value Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.615	$2.018	$1.740	$1.759	$1.474	$1.202	$1.861	$1.873	$1.644	$1.567
Number of Units Outstanding	31,199	24,907	18,210	13,885	12,803	10,759	9,723	6,817	4,908	2,640
Back-Load Version Class B
Accumulation Unit Value	$2.414	$1.877	$1.630	$1.661	$1.402	$1.152	$1.797	$1.823	$1.612	$1.548
Number of Units Outstanding	22,243	18,369	14,243	12,222	11,505	11,290	10,677	7,446	4,897	2,684
Small Cap Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.868	$1.354	$1.243	$1.285	$1.026	$0.786	$1.408	$1.292	$1.217	$1.100
Number of Units Outstanding	42,188	44,301	46,973	46,925	44,629	41,975	37,656	35,415	30,102	24,517
Back-Load Version Class B
Accumulation Unit Value	$3.644	$2.662	$2.462	$2.565	$2.063	$1.593	$2.873	$2.656	$2.521	$2.296
Number of Units Outstanding	13,873	16,346	18,989	20,931	22,600	23,632	24,053	23,162	20,417	18,720
Index 600 Stock Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.619	$1.157	$1.004	$1.000	$0.798	$0.641	$0.938	—	—	—
Number of Units Outstanding	17,339	15,087	12,441	9,158	6,218	4,911	1,461	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.540	$1.109	$0.970	$0.973	$0.783	$0.633	$0.933	—	—	—
Number of Units Outstanding	12,040	10,478	8,963	6,927	4,783	2,954	1,399	—	—	—
Small Cap Value Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$3.200	$2.440	$2.108	$2.148	$1.770	$1.388	$1.941	$1.967	$1.696	$1.590
Number of Units Outstanding	46,206	43,015	38,990	34,454	30,128	26,805	24,816	20,300	14,197	10,192
Back-Load Version Class B
Accumulation Unit Value	$2.915	$2.240	$1.950	$2.002	$1.662	$1.313	$1.850	$1.889	$1.641	$1.550
Number of Units Outstanding	32,659	32,267	31,679	31,409	31,224	30,311	29,608	25,149	19,704	16,176
International Growth Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.929	$1.618	$1.378	$1.595	$1.377	$1.124	$2.098	$1.873	$1.549	$1.319
Number of Units Outstanding	72,929	62,178	50,738	41,144	36,165	32,932	28,186	23,426	16,537	8,522
Back-Load Version Class B
Accumulation Unit Value	$1.757	$1.485	$1.275	$1.487	$1.293	$1.063	$2.000	$1.798	$1.499	$1.286
Number of Units Outstanding	53,547	48,306	42,469	38,896	37,404	35,555	32,885	27,221	19,828	13,009
Research International Core Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.059	$0.895	$0.770	$0.865	$0.782	$0.601	$1.051	—	—	—
Number of Units Outstanding	96,620	65,898	34,176	14,667	9,828	6,128	2,396	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.007	$0.857	$0.744	$0.841	$0.767	$0.594	$1.046	—	—	—
Number of Units Outstanding	65,004	43,981	21,956	10,508	7,437	4,663	1,958	—	—	—

(b)	The initial investment was made on April 30, 2007.

Account B Prospectus	37

Accumulation Unit Values

Contracts Issued On or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
International Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.045	$1.693	$1.401	$1.566	$1.461	$1.103	$1.973	$1.679	$1.289	$1.162
Number of Units Outstanding	182,170	172,532	159,611	138,585	115,708	101,360	85,278	67,877	49,599	33,307
Back-Load Version Class B
Accumulation Unit Value	$4.195	$3.500	$2.916	$3.285	$3.089	$2.350	$4.233	$3.630	$2.808	$2.550
Number of Units Outstanding	55,598	55,121	54,071	51,078	47,103	45,779	41,695	34,179	25,910	20,066
Emerging Markets Equity Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.043	$1.105	$0.935	$1.155	$0.935	$0.554	$1.243	—	—	—
Number of Units Outstanding	130,191	86,469	56,054	29,862	19,438	11,405	4,011	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$0.992	$1.059	$0.902	$1.123	$0.917	$0.547	$1.237	—	—	—
Number of Units Outstanding	89,199	59,919	39,876	25,765	18,492	10,917	5,273	—	—	—
Money Market Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.258	$1.263	$1.268	$1.272	$1.275	$1.271	$1.244	$1.187	$1.138	$1.110
Number of Units Outstanding	74,250	68,507	66,372	59,280	67,658	69,700	44,760	29,832	21,791	20,994
Back-Load Version Class B
Accumulation Unit Value	$2.901	$2.935	$2.967	$3.000	$3.029	$3.044	$3.000	$2.885	$2.786	$2.739
Number of Units Outstanding	22,820	20,755	25,194	21,586	25,936	29,545	16,718	13,064	11,895	11,071
Short-Term Bond Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.174	$1.174	$1.156	$1.155	$1.120	$1.050	$1.027	—	—	—
Number of Units Outstanding	64,209	45,637	33,706	20,512	10,703	3,565	1,270	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.117	$1.125	$1.116	$1.124	$1.098	$1.037	$1.022	—	—	—
Number of Units Outstanding	44,324	32,268	22,142	16,155	8,621	4,070	866	—	—	—
Select Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.065	$2.121	$2.031	$1.905	$1.796	$1.651	$1.607	$1.518	$1.470	$1.446
Number of Units Outstanding	300,941	261,881	222,376	195,157	160,992	144,566	152,581	117,537	83,749	55,244
Back-Load Version Class B
Accumulation Unit Value	$13.225	$13.687	$13.204	$12.476	$11.852	$10.973	$10.761	$10.242	$9.996	$9.902
Number of Units Outstanding	26,711	24,522	21,581	20,800	18,712	18,790	20,153	15,961	12,616	9,266
Long-Term U.S. Government Bond Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.499	$1.737	$1.683	$1.312	$1.192	$1.288	$1.072	—	—	—
Number of Units Outstanding	21,694	21,691	20,527	18,179	12,702	10,395	2,190	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.426	$1.665	$1.625	$1.276	$1.168	$1.272	$1.066	—	—	—
Number of Units Outstanding	17,210	18,211	17,652	15,390	13,310	13,184	2,228	—	—	—
Inflation Protection Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.303	$1.429	$1.338	$1.201	$1.143	$1.045	$1.065	—	—	—
Number of Units Outstanding	78,874	64,522	46,328	30,416	18,186	10,273	1,983	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.240	$1.370	$1.292	$1.169	$1.121	$1.032	$1.059	—	—	—
Number of Units Outstanding	54,890	47,050	34,320	24,103	15,985	8,156	1,938	—	—	—
High Yield Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.521	$2.394	$2.113	$2.030	$1.781	$1.231	$1.573	$1.544	$1.414	$1.402
Number of Units Outstanding	61,702	52,210	42,778	34,717	29,603	27,971	28,431	23,167	17,734	12,460
Back-Load Version Class B
Accumulation Unit Value	$3.400	$3.253	$2.892	$2.800	$2.475	$1.723	$2.219	$2.195	$2.024	$2.022
Number of Units Outstanding	29,108	24,988	21,533	19,631	18,456	18,831	20,529	17,617	14,319	11,098
Multi-Sector Bond Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.494	$1.526	$1.334	$1.277	$1.134	$0.934	$1.007	—	—	—
Number of Units Outstanding	126,525	96,185	69,685	47,048	26,843	15,891	5,806	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.421	$1.462	$1.288	$1.242	$1.111	$0.922	$1.002	—	—	—
Number of Units Outstanding	89,152	69,336	49,191	34,581	20,795	12,961	5,505	—	—	—

(b)	The initial investment was made on April 30, 2007.

38	Account B Prospectus

Accumulation Unit Values

Contracts Issued On or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Balanced Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.665	$1.493	$1.368	$1.346	$1.208	$1.000	$1.301	$1.232	$1.121	$1.087
Number of Units Outstanding	191,704	178,530	173,529	163,114	151,993	142,488	145,987	141,764	137,626	115,318
Back-Load Version Class B
Accumulation Unit Value	$11.435	$10.331	$9.537	$9.456	$8.553	$7.131	$9.345	$8.915	$8.175	$7.990
Number of Units Outstanding	15,894	16,479	17,713	18,266	19,303	21,594	23,443	22,277	21,497	19,496
Asset Allocation Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.831	$1.577	$1.428	$1.436	$1.277	$1.010	$1.453	$1.335	$1.220	$1.146
Number of Units Outstanding	41,395	39,665	39,614	37,622	36,177	38,605	37,123	35,603	31,536	24,763
Back-Load Version Class B
Accumulation Unit Value	$1.668	$1.448	$1.321	$1.338	$1.199	$0.955	$1.385	$1.282	$1.181	$1.117
Number of Units Outstanding	29,224	32,536	37,252	43,610	48,373	52,211	54,392	52,817	47,586	39,113
Fidelity® Variable Insurance Products
	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
VIP Mid Cap Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$3.830	$2.833	$2.485	$2.802	$2.190	$1.575	$2.621	$2.284	$2.042	$1.739
Number of Units Outstanding	50,661	48,315	44,008	37,957	32,399	28,531	22,728	16,727	9,414	4,314
Back-Load Version Class B
Accumulation Unit Value	$3.536	$2.635	$2.329	$2.645	$2.083	$1.510	$2.531	$2.222	$2.002	$1.717
Number of Units Outstanding	35,364	35,580	34,228	32,751	30,039	28,377	24,997	19,211	11,269	5,623
VIP Contrafund® Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.451	$1.114	$0.964	$0.996	$0.856	$0.635	$1.114	—	—	—
Number of Units Outstanding	116,770	97,518	74,946	53,827	37,432	24,650	7,531	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.380	$1.067	$0.931	$0.969	$0.839	$0.627	$1.109	—	—	—
Number of Units Outstanding	81,240	68,858	54,473	41,463	29,565	19,609	7,326	—	—	—
(b) The initial investment was made on April 30, 2007.
Neuberger Berman Advisers Management Trust

	December 31
	2013	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.426	$1.041	$0.943	$0.978	$0.800	$0.612	$1.015
Number of Units Outstanding	58,090	41,874	21,412	6,531	4,013	2,546	1,125
Back-Load Version Class B
Accumulation Unit Value	$1.356	$0.998	$0.911	$0.951	$0.784	$0.604	$1.010
Number of Units Outstanding	41,695	29,698	15,867	5,852	3,503	2,401	1,107
(b) The initial investment was made on April 30, 2007.

Account B Prospectus	39

Accumulation Unit Values

Contracts Issued On or After March 31, 2000 (continued)

Russell Investment Funds

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Multi-Style Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.413	$1.069	$0.928	$0.948	$0.818	$0.625	$1.058	$0.963	$0.859	$0.804
Number of Units Outstanding	55,232	57,177	61,271	61,174	62,161	63,381	61,921	54,471	41,347	29,717
Back-Load Version Class B
Accumulation Unit Value	$1.347	$1.026	$0.898	$0.924	$0.803	$0.619	$1.054	$0.967	$0.869	$0.820
Number of Units Outstanding	28,704	34,313	41,452	47,301	50,708	54,356	53,356	48,318	40,125	31,971
Aggressive Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.115	$1.518	$1.317	$1.382	$1.112	$0.851	$1.498	$1.455	$1.274	$1.204
Number of Units Outstanding	15,788	16,079	16,666	16,553	16,502	15,967	15,783	14,356	11,504	8,675
Back-Load Version Class B
Accumulation Unit Value	$2.225	$1.609	$1.407	$1.487	$1.206	$0.929	$1.648	$1.614	$1.423	$1.355
Number of Units Outstanding	8,561	9,579	11,242	12,637	13,502	14,367	14,140	12,897	10,819	9,443
Non-U.S. Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.384	$1.141	$0.957	$1.104	$0.996	$0.791	$1.381	$1.261	$1.025	$0.906
Number of Units Outstanding	53,402	54,845	56,375	52,422	48,665	47,712	43,996	38,407	26,779	17,253
Back-Load Version Class B
Accumulation Unit Value	$1.551	$1.288	$1.088	$1.265	$1.150	$0.920	$1.618	$1.488	$1.219	$1.085
Number of Units Outstanding	25,320	29,436	32,957	34,107	34,177	35,561	35,449	30,938	24,145	17,208
Core Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.039	$2.079	$1.928	$1.851	$1.691	$1.467	$1.529	$1.433	$1.389	$1.368
Number of Units Outstanding	107,003	86,024	65,554	54,074	45,842	46,153	52,370	41,461	28,397	17,183
Back-Load Version Class B
Accumulation Unit Value	$1.838	$1.889	$1.765	$1.707	$1.571	$1.373	$1.442	$1.362	$1.329	$1.319
Number of Units Outstanding	74,614	62,279	50,812	45,066	40,465	41,709	44,802	35,796	26,987	18,500
Global Real Estate Securities Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$3.835	$3.718	$2.930	$3.168	$2.590	$2.019	$3.204	$3.828	$2.832	$2.519
Number of Units Outstanding	53,786	46,235	42,360	35,993	33,487	27,986	52,370	22,135	17,289	12,230
Back-Load Version Class B
Accumulation Unit Value	$3.240	$3.165	$2.513	$2.737	$2.255	$1.771	$2.832	$3.408	$2.541	$2.277
Number of Units Outstanding	40,043	36,458	35,240	33,545	34,423	31,813	30,822	29,853	25,025	20,380

Russell Investment Funds LifePoints® Variable Target Portfolio Series

	December 31
	2013	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.312	$1.235	$1.118	$1.122	$1.001	$0.822	$1.032
Number of Units Outstanding	30,988	29,286	26,290	19,099	14,143	8,273	3,083
Back-Load Version Class B
Accumulation Unit Value	$1.248	$1.184	$1.079	$1.091	$0.981	$0.811	$1.027
Number of Units Outstanding	25,486	23,611	21,174	14,573	9,449	6,786	1,973
Balanced Strategy Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.282	$1.146	$1.020	$1.050	$0.925	$0.741	$1.024
Number of Units Outstanding	97,824	92,313	83,402	63,864	47,456	33,565	14,162
Back-Load Version Class B
Accumulation Unit Value	$1.219	$1.098	$0.985	$1.021	$0.907	$0.732	$1.019
Number of Units Outstanding	81,840	75,692	66,986	50,806	37,239	24,886	11,027
Growth Strategy Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.218	$1.050	$0.924	$0.975	$0.851	$0.665	$1.018
Number of Units Outstanding	66,872	59,515	52,783	40,696	29,645	21,352	11,860
Back-Load Version Class B
Accumulation Unit Value	$1.158	$1.006	$0.892	$0.948	$0.834	$0.657	$1.013
Number of Units Outstanding	59,226	51,019	45,004	32,144	25,073	17,429	7,120

40	Account B Prospectus

Accumulation Unit Values

Contracts Issued On or After March 31, 2000 (continued)

Russell Investment Funds LifePoints® Variable Target Portfolio Series (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007
Equity Growth Strategy Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.135	$0.952	$0.828	$0.887	$0.774	$0.595	$1.009
Number of Units Outstanding	15,751	16,172	16,841	13,157	8,940	7,487	4,776
Back-Load Version Class B
Accumulation Unit Value	$1.080	$0.913	$0.799	$0.863	$0.759	$0.587	$1.004
Number of Units Outstanding	13,216	12,187	11,295	9,011	7,294	5,040	1,667
(b) The initial investment was made on April 30, 2007.
Credit Suisse Trust
	December 31
	2013
Credit Suisse Trust Commodity Return Strategy Division(a),(c)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$6.991
Number of Units Outstanding	11,323
Back-Load Version Class B
Accumulation Unit Value	$6.852
Number of Units Outstanding	7,128

(a)	The initial investment was made on November 15, 2013.

(c)	For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio exceeded 0.95%.

Account B Prospectus	41

Accumulation Unit Values

Contracts Issued On or After March 31, 1995 and Prior to March 31, 2000

Northwestern Mutual Series Fund, Inc.

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Growth Stock Division
Front-Load Version
Accumulation Unit Value	$4.234	$3.129	$2.782	$2.829	$2.528	$1.851	$3.039	$2.794	$2.560	$2.387
Number of Units Outstanding	6,460	7,009	7,867	8,881	10,072	12,347	13,977	15,924	18,117	20,678
Back-Load Version
Accumulation Unit Value	$3.909	$2.913	$2.612	$2.680	$2.415	$1.782	$2.952	$2.738	$2.530	$2.378
Number of Units Outstanding	20,285	22,073	24,727	27,233	30,063	33,365	37,186	41,412	47,037	52,298
Focused Appreciation Division
Front-Load Version
Accumulation Unit Value	$2.910	$2.265	$1.893	$2.024	$1.858	$1.310	$2.192	$1.735	$1.661	$1.425
Number of Units Outstanding	3,030	3,329	3,502	3,671	3,829	4,015	4,211	2,593	2,201	780
Back-Load Version
Accumulation Unit Value	$2.658	$2.087	$1.759	$1.896	$1.756	$1.248	$2.107	$1.682	$1.624	$1.405
Number of Units Outstanding	9,834	10,183	10,746	11,558	11,984	11,507	9,833	8,523	6,090	1,386
Large Cap Core Stock Division
Front-Load Version
Accumulation Unit Value	$3.180	$2.483	$2.233	$2.270	$2.018	$1.567	$2.568	$2.363	$2.128	$1.970
Number of Units Outstanding	5,411	5,954	6,759	7,903	8,929	10,824	12,674	13,913	15,804	18,168
Back-Load Version
Accumulation Unit Value	$2.937	$2.313	$2.098	$2.150	$1.928	$1.510	$2.495	$2.316	$2.103	$1.963
Number of Units Outstanding	20,772	22,718	25,415	28,063	30,485	33,324	37,203	41,253	46,115	50,391
Large Cap Blend Division(b)
Front-Load Version
Accumulation Unit Value	$1.166	$0.895	$0.780	$0.801	$0.704	$0.555	$0.932	—	—	—
Number of Units Outstanding	1,624	1,596	2,076	1,905	1,708	1,066	410	—	—	—
Back-Load Version
Accumulation Unit Value	$1.102	$0.853	$0.750	$0.777	$0.688	$0.547	$0.927	—	—	—
Number of Units Outstanding	4,665	4,798	4,670	4,700	3,690	2,825	1,133	—	—	—
Index 500 Stock Division
Front-Load Version
Accumulation Unit Value	$4.799	$3.649	$3.165	$3.117	$2.724	$2.164	$3.445	$3.281	$2.849	$2.731
Number of Units Outstanding	14,911	16,069	17,647	19,914	21,820	24,817	28,047	31,587	36,385	41,728
Back-Load Version
Accumulation Unit Value	$6.702	$5.139	$4.495	$4.465	$3.935	$3.152	$5.062	$4.862	$4.258	$4.116
Number of Units Outstanding	32,290	34,889	38,419	42,228	46,935	51,653	57,495	63,143	70,635	77,596
Large Company Value Division(b)
Front-Load Version
Accumulation Unit Value	$1.194	$0.913	$0.787	$0.779	$0.705	$0.586	$0.938	—	—	—
Number of Units Outstanding	1,344	1,180	1,198	1,279	1,004	656	210	—	—	—
Back-Load Version
Accumulation Unit Value	$1.128	$0.870	$0.757	$0.755	$0.689	$0.578	$0.932	—	—	—
Number of Units Outstanding	5,711	5,062	4,367	4,044	3,412	1,940	960	—	—	—
Domestic Equity Division
Front-Load Version
Accumulation Unit Value	$1.917	$1.436	$1.261	$1.255	$1.099	$0.852	$1.391	$1.491	$1.284	$1.193
Number of Units Outstanding	6,324	7,939	8,625	10,522	11,612	13,240	13,718	12,985	11,451	9,424
Back-Load Version
Accumulation Unit Value	$1.726	$1.304	$1.155	$1.159	$1.024	$0.800	$1.317	$1.424	$1.237	$1.159
Number of Units Outstanding	17,696	19,977	22,081	24,420	26,279	28,199	29,462	27,904	22,639	17,957
Equity Income Division
Front-Load Version
Accumulation Unit Value	$2.434	$1.881	$1.611	$1.632	$1.421	$1.145	$1.791	$1.742	$1.468	$1.414
Number of Units Outstanding	4,742	4,853	4,499	4,075	3,953	3,629	3,736	3,156	2,442	1,568
Back-Load Version
Accumulation Unit Value	$2.223	$1.733	$1.497	$1.529	$1.343	$1.091	$1.722	$1.688	$1.435	$1.394
Number of Units Outstanding	11,968	11,444	11,653	10,702	10,632	10,304	10,708	8,981	6,905	4,292

(b)	The initial investment was made on April 30, 2007.

42	Account B Prospectus

Accumulation Unit Values

Contracts Issued On or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Mid Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$4.156	$3.324	$2.981	$3.190	$2.586	$1.966	$3.294	$2.740	$2.635	$2.492
Number of Units Outstanding	8,595	9,422	10,450	12,037	13,106	15,151	17,171	19,965	23,529	26,953
Back-Load Version
Accumulation Unit Value	$7.526	$6.071	$5.491	$5.925	$4.844	$3.713	$6.275	$5.265	$5.106	$4.871
Number of Units Outstanding	16,708	18,172	20,158	22,159	24,804	27,325	30,352	34,262	39,052	43,360
Index 400 Stock Division
Front-Load Version
Accumulation Unit Value	$3.757	$2.832	$2.417	$2.475	$1.967	$1.442	$2.272	$2.113	$1.928	$1.723
Number of Units Outstanding	4,789	5,067	5,645	6,461	6,985	7,918	9,542	11,290	12,510	14,082
Back-Load Version
Accumulation Unit Value	$3.317	$2.522	$2.171	$2.242	$1.797	$1.328	$2.111	$1.980	$1.822	$1.642
Number of Units Outstanding	13,962	15,260	17,439	19,342	21,145	24,136	27,597	30,218	32,424	33,816
Mid Cap Value Division
Front-Load Version
Accumulation Unit Value	$2.643	$2.037	$1.755	$1.772	$1.484	$1.209	$1.869	$1.880	$1.649	$1.570
Number of Units Outstanding	1,694	1,868	1,751	1,801	1,901	2,038	2,090	1,726	1,494	1,108
Back-Load Version
Accumulation Unit Value	$2.414	$1.877	$1.630	$1.661	$1.402	$1.152	$1.797	$1.823	$1.612	$1.548
Number of Units Outstanding	5,189	5,192	5,258	5,329	5,504	5,483	5,699	4,518	3,773	2,380
Small Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$4.127	$2.989	$2.742	$2.831	$2.259	$1.729	$3.093	$2.835	$2.668	$2.409
Number of Units Outstanding	3,108	3,596	3,957	4,669	5,240	5,983	6,717	8,073	9,281	10,258
Back-Load Version
Accumulation Unit Value	$3.644	$2.662	$2.462	$2.565	$2.063	$1.593	$2.873	$2.656	$2.521	$2.296
Number of Units Outstanding	10,030	11,116	12,551	13,908	15,369	16,766	18,521	21,454	23,442	24,369
Index 600 Stock Division(b)
Front-Load Version
Accumulation Unit Value	$1.630	$1.163	$1.009	$1.004	$0.801	$0.642	$0.938	—	—	—
Number of Units Outstanding	1,435	1,263	1,215	1,346	1,095	731	502	—	—	—
Back-Load Version
Accumulation Unit Value	$1.540	$1.109	$0.970	$0.973	$0.783	$0.633	$0.933	—	—	—
Number of Units Outstanding	3,884	3,049	2,537	2,118	1,697	1,031	698	—	—	—
Small Cap Value Division
Front-Load Version
Accumulation Unit Value	$3.239	$2.468	$2.130	$2.168	$1.785	$1.398	$1.954	$1.978	$1.704	$1.596
Number of Units Outstanding	3,183	3,709	4,215	4,747	5,273	5,640	6,116	6,841	6,916	6,575
Back-Load Version
Accumulation Unit Value	$2.915	$2.240	$1.950	$2.002	$1.662	$1.313	$1.850	$1.889	$1.641	$1.550
Number of Units Outstanding	10,107	10,583	11,703	13,068	13,965	14,701	16,168	15,927	15,290	13,639
International Growth Division
Front-Load Version
Accumulation Unit Value	$1.952	$1.636	$1.392	$1.610	$1.388	$1.132	$2.112	$1.883	$1.556	$1.324
Number of Units Outstanding	3,815	3,983	4,398	4,726	5,138	5,849	6,225	6,121	5,170	3,439
Back-Load Version
Accumulation Unit Value	$1.757	$1.485	$1.275	$1.487	$1.293	$1.063	$2.000	$1.798	$1.499	$1.286
Number of Units Outstanding	13,289	14,003	14,675	15,372	15,934	16,063	17,012	15,892	12,046	7,118
Research International Core Division(b)
Front-Load Version
Accumulation Unit Value	$1.066	$0.900	$0.774	$0.868	$0.785	$0.602	$1.052	—	—	—
Number of Units Outstanding	3,006	2,799	1,941	1,033	977	666	297	—	—	—
Back-Load Version
Accumulation Unit Value	$1.007	$0.857	$0.744	$0.841	$0.767	$0.594	$1.046	—	—	—
Number of Units Outstanding	7,002	5,811	4,062	3,119	2,698	2,088	1,101	—	—	—

(b)	The initial investment was made on April 30, 2007.

Account B Prospectus	43

Accumulation Unit Values

Contracts Issued On or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
International Equity Division
Front-Load Version
Accumulation Unit Value	$4.039	$3.341	$2.760	$3.083	$2.874	$2.168	$3.872	$3.293	$2.526	$2.274
Number of Units Outstanding	11,518	12,785	14,198	16,050	17,405	19,782	22,093	23,182	23,971	25,002
Back-Load Version
Accumulation Unit Value	$4.195	$3.500	$2.916	$3.285	$3.089	$2.350	$4.233	$3.630	$2.808	$2.550
Number of Units Outstanding	32,155	34,616	38,134	41,254	44,277	48,122	52,562	54,239	55,369	55,703
Emerging Markets Equity Division(b)
Front-Load Version
Accumulation Unit Value	$1.050	$1.111	$0.939	$1.159	$0.938	$0.555	$1.244	—	—	—
Number of Units Outstanding	5,457	4,769	4,380	4,100	2,892	1,680	1,030	—	—	—
Back-Load Version
Accumulation Unit Value	$0.992	$1.059	$0.902	$1.123	$0.917	$0.547	$1.237	—	—	—
Number of Units Outstanding	13,658	12,046	10,370	8,730	7,147	4,478	2,851	—	—	—
Money Market Division
Front-Load Version
Accumulation Unit Value	$1.627	$1.632	$1.636	$1.640	$1.642	$1.636	$1.599	$1.525	$1.460	$1.423
Number of Units Outstanding	9,784	11,936	12,842	12,307	17,201	20,774	16,364	16,466	14,678	15,028
Back-Load Version
Accumulation Unit Value	$2.901	$2.935	$2.967	$3.000	$3.029	$3.044	$3.000	$2.885	$2.786	$2.739
Number of Units Outstanding	11,404	12,519	14,527	14,286	17,979	21,270	16,994	14,881	14,379	16,071
Short-Term Bond Division(b)
Front-Load Version
Accumulation Unit Value	$1.182	$1.180	$1.161	$1.159	$1.123	$1.052	$1.028	—	—	—
Number of Units Outstanding	3,595	3,450	2,510	1,925	1,355	576	257	—	—	—
Back-Load Version
Accumulation Unit Value	$1.117	$1.125	$1.116	$1.124	$1.098	$1.037	$1.022	—	—	—
Number of Units Outstanding	8,309	7,153	5,774	5,513	3,755	1,785	480	—	—	—
Select Bond Division
Front-Load Version
Accumulation Unit Value	$2.833	$2.907	$2.781	$2.606	$2.455	$2.253	$2.191	$2.068	$2.001	$1.966
Number of Units Outstanding	17,091	18,421	18,676	20,295	20,581	22,630	26,188	25,499	25,506	26,068
Back-Load Version
Accumulation Unit Value	$13.225	$13.687	$13.204	$12.476	$11.852	$10.973	$10.761	$10.242	$9.996	$9.902
Number of Units Outstanding	8,758	9,165	9,501	10,159	10,225	10,606	11,711	11,244	11,006	10,696
Long-Term U.S. Government Bond Division(b)
Front-Load Version
Accumulation Unit Value	$1.509	$1.747	$1.691	$1.317	$1.195	$1.290	$1.073	—	—	—
Number of Units Outstanding	1,192	1,670	1,648	1,322	1,215	1,170	241	—	—	—
Back-Load Version
Accumulation Unit Value	$1.426	$1.665	$1.625	$1.276	$1.168	$1.272	$1.066	—	—	—
Number of Units Outstanding	4,050	5,590	5,351	4,808	4,599	6,092	752	—	—	—
Inflation Protection Division(b)
Front-Load Version
Accumulation Unit Value	$1.312	$1.437	$1.344	$1.206	$1.146	$1.046	$1.065	—	—	—
Number of Units Outstanding	4,590	4,480	4,147	3,449	2,475	1,788	473	—	—	—
Back-Load Version
Accumulation Unit Value	$1.240	$1.370	$1.292	$1.169	$1.121	$1.032	$1.059	—	—	—
Number of Units Outstanding	8,965	10,523	8,803	7,134	5,642	4,675	1,190	—	—	—
High Yield Bond Division
Front-Load Version
Accumulation Unit Value	$3.736	$3.544	$3.125	$2.999	$2.629	$1.815	$2.317	$2.273	$2.079	$2.058
Number of Units Outstanding	4,594	4,959	5,336	5,603	5,917	7,388	8,523	9,178	9,781	10,660
Back-Load Version
Accumulation Unit Value	$3.400	$3.253	$2.892	$2.800	$2.475	$1.723	$2.219	$2.195	$2.024	$2.022
Number of Units Outstanding	12,909	13,718	14,511	15,463	16,496	17,990	20,460	21,431	23,264	24,343
Multi-Sector Bond Division(b)
Front-Load Version
Accumulation Unit Value	$1.504	$1.534	$1.340	$1.282	$1.137	$0.935	$1.008	—	—	—
Number of Units Outstanding	5,834	5,494	4,621	3,640	2,443	1,568	610	—	—	—
Back-Load Version
Accumulation Unit Value	$1.421	$1.462	$1.288	$1.242	$1.111	$0.922	$1.002	—	—	—
Number of Units Outstanding	14,312	13,348	11,024	8,448	5,895	3,548	1,642	—	—	—

(b)	The initial investment was made on April 30, 2007.

44	Account B Prospectus

Accumulation Unit Values

Contracts Issued On or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Balanced Division
Front-Load Version
Accumulation Unit Value	$3.649	$3.269	$2.992	$2.942	$2.638	$2.181	$2.834	$2.681	$2.438	$2.362
Number of Units Outstanding	19,140	21,444	23,208	25,982	29,834	34,158	40,821	46,605	54,407	60,885
Back-Load Version
Accumulation Unit Value	$11.435	$10.331	$9.537	$9.456	$8.553	$7.131	$9.345	$8.915	$8.175	$7.990
Number of Units Outstanding	20,985	22,326	24,090	26,277	28,859	32,197	36,635	39,886	44,604	48,169
Asset Allocation Division
Front-Load Version
Accumulation Unit Value	$1.854	$1.595	$1.443	$1.450	$1.288	$1.017	$1.462	$1.342	$1.226	$1.150
Number of Units Outstanding	3,681	3,910	4,203	4,727	5,548	8,017	9,246	10,236	11,469	11,146
Back-Load Version
Accumulation Unit Value	$1.668	$1.448	$1.321	$1.338	$1.199	$0.955	$1.385	$1.282	$1.181	$1.117
Number of Units Outstanding	16,439	17,464	18,878	19,910	21,432	23,822	24,511	25,368	25,371	22,531
Fidelity® Variable Insurance Products
	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
VIP Mid Cap Division
Front-Load Version
Accumulation Unit Value	$3.870	$2.860	$2.507	$2.823	$2.205	$1.584	$2.633	$2.292	$2.047	$1.742
Number of Units Outstanding	3,247	3,554	3,734	4,152	4,156	4,343	4,421	4,342	3,650	1,802
Back-Load Version
Accumulation Unit Value	$3.536	$2.635	$2.329	$2.645	$2.083	$1.510	$2.531	$2.222	$2.002	$1.717
Number of Units Outstanding	9,657	10,172	10,989	11,809	12,053	11,918	12,187	11,341	8,488	4,278
VIP Contrafund® Division(b)
Front-Load Version
Accumulation Unit Value	$1.461	$1.120	$0.968	$1.000	$0.859	$0.636	$1.115	—	—	—
Number of Units Outstanding	4,700	4,781	4,686	3,770	3,253	2,825	1,466	—	—	—
Back-Load Version
Accumulation Unit Value	$1.380	$1.067	$0.931	$0.969	$0.839	$0.627	$1.109	—	—	—
Number of Units Outstanding	12,929	12,924	12,059	10,848	9,960	8,326	3,607	—	—	—
(b) The initial investment was made on April 30, 2007.
Neuberger Berman Advisers Management Trust
	December 31
	2013	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Front-Load Version
Accumulation Unit Value	$1.435	$1.047	$0.948	$0.982	$0.802	$0.613	$1.016
Number of Units Outstanding	1,885	1,718	1,369	744	589	499	431
Back-Load Version
Accumulation Unit Value	$1.356	$0.998	$0.911	$0.951	$0.784	$0.604	$1.010
Number of Units Outstanding	4,615	4,039	3,016	1,827	1,502	1,216	338
(b) The initial investment was made on April 30, 2007.

Account B Prospectus	45

Accumulation Unit Values

Contracts Issued On or After March 31, 1995 and Prior to March 31, 2000 (continued)

Russell Investment Funds

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Multi-Style Equity Division
Front-Load Version
Accumulation Unit Value	$1.525	$1.152	$1.000	$1.020	$0.879	$0.672	$1.135	$1.032	$0.919	$0.860
Number of Units Outstanding	6,746	7,346	8,992	11,021	12,050	14,726	16,812	18,421	18,470	19,989
Back-Load Version
Accumulation Unit Value	$1.347	$1.026	$0.898	$0.924	$0.803	$0.619	$1.054	$0.967	$0.869	$0.820
Number of Units Outstanding	15,746	17,153	19,251	21,204	23,084	25,272	27,233	28,369	28,813	28,757
Aggressive Equity Division
Front-Load Version
Accumulation Unit Value	$2.519	$1.807	$1.566	$1.641	$1.320	$1.008	$1.774	$1.722	$1.506	$1.422
Number of Units Outstanding	2,023	2,232	2,698	3,114	3,487	4,572	4,963	6,031	6,852	7,427
Back-Load Version
Accumulation Unit Value	$2.225	$1.609	$1.407	$1.487	$1.206	$0.929	$1.648	$1.614	$1.423	$1.355
Number of Units Outstanding	5,225	5,742	6,325	6,945	7,608	8,203	9,105	9,936	10,065	10,795
Non-U.S. Division
Front-Load Version
Accumulation Unit Value	$1.756	$1.446	$1.212	$1.397	$1.258	$0.999	$1.741	$1.588	$1.289	$1.139
Number of Units Outstanding	5,056	5,631	6,418	7,338	7,490	8,528	9,651	10,748	10,136	10,406
Back-Load Version
Accumulation Unit Value	$1.551	$1.288	$1.088	$1.265	$1.150	$0.920	$1.618	$1.488	$1.219	$1.085
Number of Units Outstanding	11,171	12,298	13,873	14,910	15,766	16,596	18,167	18,697	16,337	15,447
Core Bond Division
Front-Load Version
Accumulation Unit Value	$2.081	$2.121	$1.965	$1.884	$1.719	$1.491	$1.552	$1.453	$1.407	$1.384
Number of Units Outstanding	5,966	5,832	5,973	6,107	6,258	6,818	9,019	9,297	8,883	8,824
Back-Load Version
Accumulation Unit Value	$1.838	$1.889	$1.765	$1.707	$1.571	$1.373	$1.442	$1.362	$1.329	$1.319
Number of Units Outstanding	14,432	14,335	13,716	13,771	12,949	13,540	15,498	14,562	13,013	11,122
Global Real Estate Securities Division
Front-Load Version
Accumulation Unit Value	$3.669	$3.554	$2.798	$3.022	$2.468	$1.922	$3.048	$3.637	$2.688	$2.389
Number of Units Outstanding	3,979	4,203	4,507	5,105	5,534	5,849	6,402	7,721	7,881	7,813
Back-Load Version
Accumulation Unit Value	$3.240	$3.165	$2.513	$2.737	$2.255	$1.771	$2.832	$3.408	$2.541	$2.277
Number of Units Outstanding	11,437	11,674	12,864	13,512	14,776	14,913	16,376	19,207	19,189	18,041

46	Account B Prospectus

Accumulation Unit Values

Contracts Issued On or After March 31, 1995 and Prior to March 31, 2000 (continued)

Russell Investment Funds LifePoints® Variable Target Portfolio Series

	December 31
	2013	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.321	$1.242	$1.123	$1.126	$1.004	$0.823	$1.033
Number of Units Outstanding	1,613	2,110	1,942	1,647	1,025	942	313
Back-Load Version
Accumulation Unit Value	$1.248	$1.184	$1.079	$1.091	$0.981	$0.811	$1.027
Number of Units Outstanding	5,808	5,668	4,563	4,277	2,956	2,537	1,169
Balanced Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.290	$1.152	$1.024	$1.054	$0.928	$0.742	$1.024
Number of Units Outstanding	5,820	6,283	6,342	3,787	2,867	2,456	1,850
Back-Load Version
Accumulation Unit Value	$1.219	$1.098	$0.985	$1.021	$0.907	$0.732	$1.019
Number of Units Outstanding	13,617	12,648	11,838	10,385	8,545	6,652	2,951
Growth Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.226	$1.056	$0.928	$0.978	$0.854	$0.666	$1.018
Number of Units Outstanding	1,440	1,288	1,312	2,191	2,243	1,174	573
Back-Load Version
Accumulation Unit Value	$1.158	$1.006	$0.892	$0.948	$0.834	$0.657	$1.013
Number of Units Outstanding	6,629	6,843	8,154	7,688	6,748	5,538	2,887
Equity Growth Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.143	$0.958	$0.831	$0.890	$0.776	$0.596	$1.010
Number of Units Outstanding	1,179	1,302	1,279	1,507	1,723	1,819	961
Back-Load Version
Accumulation Unit Value	$1.080	$0.913	$0.799	$0.863	$0.759	$0.587	$1.004
Number of Units Outstanding	2,464	2,310	2,226	2,409	1,715	1,634	1,509

(b) The initial investment was made on April 30, 2007.
Credit Suisse Trust
	December 31
	2013
Credit Suisse Trust Commodity Return Strategy Division(a), (c)
Front-Load Version
Accumulation Unit Value	$7.009
Number of Units Outstanding	402
Back-Load Version
Accumulation Unit Value	$6.852
Number of Units Outstanding	751

(a)	The initial investment was made on November 15, 2013.

(c)	For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio exceeded 0.95%.

Account B Prospectus	47

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995

Northwestern Mutual Series Fund, Inc.

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Growth Stock Division
Accumulation Unit Value	$3.909	$2.913	$2.612	$2.680	$2.415	$1.782	$2.952	$2.738	$2.530	$2.378
Number of Units Outstanding	17,102	18,836	21,133	23,319	25,779	28,300	32,221	37,257	42,946	48,546
Focused Appreciation Division
Accumulation Unit Value	$2.658	$2.087	$1.759	$1.896	$1.756	$1.248	$2.107	$1.682	$1.624	$1.405
Number of Units Outstanding	12,332	12,560	13,214	14,331	15,129	15,395	12,928	11,045	7,261	2,344
Large Cap Core Stock Division
Accumulation Unit Value	$2.937	$2.313	$2.098	$2.150	$1.928	$1.510	$2.495	$2.316	$2.103	$1.963
Number of Units Outstanding	18,317	19,952	23,049	25,189	27,446	29,987	33,718	37,983	41,505	45,487
Large Cap Blend Division(b)
Accumulation Unit Value	$1.102	$0.853	$0.750	$0.777	$0.688	$0.547	$0.927	—	—	—
Number of Units Outstanding	6,474	6,175	6,488	6,484	5,846	4,120	1,930	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$6.702	$5.139	$4.495	$4.465	$3.935	$3.152	$5.062	$4.862	$4.258	$4.116
Number of Units Outstanding	43,752	47,257	52,601	58,100	63,461	69,201	76,906	85,761	97,217	107,895
Large Company Value Division(b)
Accumulation Unit Value	$1.128	$0.870	$0.757	$0.755	$0.689	$0.578	$0.932	—	—	—
Number of Units Outstanding	8,864	7,777	6,199	6,571	4,737	3,358	1,504	—	—	—
Domestic Equity Division
Accumulation Unit Value	$1.726	$1.304	$1.155	$1.159	$1.024	$0.800	$1.317	$1.424	$1.237	$1.159
Number of Units Outstanding	25,017	27,238	31,246	35,611	37,915	40,529	42,457	40,932	34,861	27,248
Equity Income Division
Accumulation Unit Value	$2.223	$1.733	$1.497	$1.529	$1.343	$1.091	$1.722	$1.688	$1.435	$1.394
Number of Units Outstanding	19,758	19,058	19,821	18,526	18,514	18,755	19,298	15,932	12,753	7,846
Mid Cap Growth Stock Division
Accumulation Unit Value	$7.526	$6.071	$5.491	$5.925	$4.844	$3.713	$6.275	$5.265	$5.106	$4.871
Number of Units Outstanding	28,927	31,775	35,384	39,263	43,529	47,926	53,760	62,224	71,675	80,622
Index 400 Stock Division
Accumulation Unit Value	$3.317	$2.522	$2.171	$2.242	$1.797	$1.328	$2.111	$1.980	$1.822	$1.642
Number of Units Outstanding	18,888	19,317	21,338	23,051	25,187	28,439	32,059	33,940	37,125	38,984
Mid Cap Value Division
Accumulation Unit Value	$2.414	$1.877	$1.630	$1.661	$1.402	$1.152	$1.797	$1.823	$1.612	$1.548
Number of Units Outstanding	7,396	7,395	7,402	7,752	7,628	7,949	8,566	6,837	6,016	4,227
Small Cap Growth Stock Division
Accumulation Unit Value	$3.644	$2.662	$2.462	$2.565	$2.063	$1.593	$2.873	$2.656	$2.521	$2.296
Number of Units Outstanding	10,297	11,708	13,368	15,236	16,798	18,409	20,826	23,864	26,493	27,675
Index 600 Stock Division(b)
Accumulation Unit Value	$1.540	$1.109	$0.970	$0.973	$0.783	$0.633	$0.933	—	—	—
Number of Units Outstanding	6,552	4,691	4,125	3,978	2,846	1,836	905	—	—	—
Small Cap Value Division
Accumulation Unit Value	$2.915	$2.240	$1.950	$2.002	$1.662	$1.313	$1.850	$1.889	$1.641	$1.550
Number of Units Outstanding	15,337	15,851	17,697	19,089	20,513	21,473	23,096	23,566	22,652	21,144
International Growth Division
Accumulation Unit Value	$1.757	$1.485	$1.275	$1.487	$1.293	$1.063	$2.000	$1.798	$1.499	$1.286
Number of Units Outstanding	15,623	16,680	18,134	19,931	21,183	22,242	23,946	22,377	17,034	10,790
Research International Core Division(b)
Accumulation Unit Value	$1.007	$0.857	$0.744	$0.841	$0.767	$0.594	$1.046	—	—	—
Number of Units Outstanding	10,489	9,397	7,294	4,706	4,232	2,980	1,927	—	—	—
International Equity Division
Accumulation Unit Value	$4.195	$3.500	$2.916	$3.285	$3.089	$2.350	$4.233	$3.630	$2.808	$2.550
Number of Units Outstanding	52,545	57,297	63,005	68,845	74,624	80,885	89,762	92,866	95,439	98,793
Emerging Markets Equity Division(b)
Accumulation Unit Value	$0.992	$1.059	$0.902	$1.123	$0.917	$0.547	$1.237	—	—	—
Number of Units Outstanding	21,228	18,889	16,748	15,784	13,381	7,860	4,677	—	—	—
Money Market Division
Accumulation Unit Value	$2.901	$2.935	$2.967	$3.000	$3.029	$3.044	$3.000	$2.885	$2.786	$2.739
Number of Units Outstanding	23,383	25,523	25,260	24,659	33,396	43,323	34,389	31,260	27,920	30,367
Short-Term Bond Division(b)
Accumulation Unit Value	$1.117	$1.125	$1.116	$1.124	$1.098	$1.037	$1.022	—	—	—
Number of Units Outstanding	15,570	11,337	9,961	8,550	6,142	2,282	835	—	—	—
Select Bond Division
Accumulation Unit Value	$13.225	$13.687	$13.204	$12.476	$11.852	$10.973	$10.761	$10.242	$9.996	$9.902
Number of Units Outstanding	13,955	14,918	14,863	16,045	16,193	16,685	18,508	18,012	17,241	16,400

(b)	The initial investment was made on April 30, 2007.

48	Account B Prospectus

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Long-Term U.S. Government Bond Division(b)
Accumulation Unit Value	$1.426	$1.665	$1.625	$1.276	$1.168	$1.272	$1.066	—	—	—
Number of Units Outstanding	6,225	8,341	8,373	8,461	8,094	9,012	1,391	—	—	—
Inflation Protection Division(b)
Accumulation Unit Value	$1.240	$1.370	$1.292	$1.169	$1.121	$1.032	$1.059	—	—	—
Number of Units Outstanding	17,195	18,146	14,650	13,323	9,802	5,973	1,196	—	—	—
High Yield Bond Division
Accumulation Unit Value	$3.400	$3.253	$2.892	$2.800	$2.475	$1.723	$2.219	$2.195	$2.024	$2.022
Number of Units Outstanding	14,098	14,954	14,650	15,317	16,246	17,421	19,203	19,117	19,826	20,062
Multi-Sector Bond Division(b)
Accumulation Unit Value	$1.421	$1.462	$1.288	$1.242	$1.111	$0.922	$1.002	—	—	—
Number of Units Outstanding	21,132	19,615	16,033	13,106	8,938	5,330	2,685	—	—	—
Balanced Division
Accumulation Unit Value	$11.435	$10.331	$9.537	$9.456	$8.553	$7.131	$9.345	$8.915	$8.175	$7.990
Number of Units Outstanding	87,258	94,548	102,331	111,025	120,585	132,204	147,561	161,709	177,506	191,592
Asset Allocation Division
Accumulation Unit Value	$1.668	$1.448	$1.321	$1.338	$1.199	$0.955	$1.385	$1.282	$1.181	$1.117
Number of Units Outstanding	24,685	28,077	30,990	34,606	37,148	39,348	45,279	47,364	45,798	41,085
(b) The initial investment was made on April 30, 2007.
Fidelity® Variable Insurance Products
	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
VIP Mid Cap Division
Accumulation Unit Value	$3.536	$2.635	$2.329	$2.645	$2.083	$1.510	$2.531	$2.222	$2.002	$1.717
Number of Units Outstanding	12,948	13,476	15,147	16,104	16,578	17,225	17,858	16,883	13,056	6,684
VIP Contrafund® Division(b)
Accumulation Unit Value	$1.380	$1.067	$0.931	$0.969	$0.839	$0.627	$1.109	—	—	—
Number of Units Outstanding	18,885	18,302	17,856	14,553	12,669	9,969	5,141	—	—	—
(b) The initial investment was made on April 30, 2007.
Neuberger Berman Advisers Management Trust
	December 31
	2013	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Accumulation Unit Value	$1.356	$0.998	$0.911	$0.951	$0.784	$0.604	$1.010
Number of Units Outstanding	6,497	5,741	4,458	2,578	1,423	963	398
(b) The initial investment was made on April 30, 2007.

Russell Investment Funds LifePoints® Variable Target Portfolio Series

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Multi-Style Equity Division
Accumulation Unit Value	$1.347	$1.026	$0.898	$0.924	$0.803	$0.619	$1.054	$0.967	$0.869	$0.820
Number of Units Outstanding	14,936	16,226	18,401	21,161	22,867	25,157	26,496	27,908	26,359	26,557
Aggressive Equity Division
Accumulation Unit Value	$2.225	$1.609	$1.407	$1.487	$1.206	$0.929	$1.648	$1.614	$1.423	$1.355
Number of Units Outstanding	6,191	6,681	7,975	8,840	9,076	10,259	12,088	13,343	12,818	13,767
Non-U.S. Division
Accumulation Unit Value	$1.551	$1.288	$1.088	$1.265	$1.150	$0.920	$1.618	$1.488	$1.219	$1.085
Number of Units Outstanding	13,433	15,029	16,760	18,158	19,057	20,493	22,195	22,678	18,647	16,879
Core Bond Division
Accumulation Unit Value	$1.838	$1.889	$1.765	$1.707	$1.571	$1.373	$1.442	$1.362	$1.329	$1.319
Number of Units Outstanding	20,490	19,137	17,528	17,241	16,593	17,152	19,502	17,940	15,507	12,951
Global Real Estate Securities Division
Accumulation Unit Value	$3.240	$3.165	$2.513	$2.737	$2.255	$1.771	$2.832	$3.408	$2.541	$2.277
Number of Units Outstanding	15,257	16,245	16,868	17,940	19,170	19,153	20,824	25,441	24,169	23,286

Account B Prospectus	49

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (continued)

Russell Investment Funds LifePoints® Variable Target Portfolio Series

	December 31
	2013	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Accumulation Unit Value	$1.248	$1.184	$1.079	$1.091	$0.981	$0.811	$1.027
Number of Units Outstanding	10,772	11,730	10,483	7,601	6,226	3,856	1,308
Balanced Strategy Division(b)
Accumulation Unit Value	$1.219	$1.098	$0.985	$1.021	$0.907	$0.732	$1.019
Number of Units Outstanding	21,170	20,505	19,805	16,825	14,345	10,785	3,903
Growth Strategy Division(b)
Accumulation Unit Value	$1.158	$1.006	$0.892	$0.948	$0.834	$0.657	$1.013
Number of Units Outstanding	8,393	8,440	7,816	8,391	7,221	5,603	3,684
Equity Growth Strategy Division(b)
Accumulation Unit Value	$1.080	$0.913	$0.799	$0.863	$0.759	$0.587	$1.004
Number of Units Outstanding	3,349	2,685	3,243	3,625	4,872	4,795	3,034
(b) The initial investment was made on April 30, 2007.
Credit Suisse Trust
	December 31
	2013
Credit Suisse Trust Commodity Return Strategy Division(a), (c)
Accumulation Unit Value	$6.852
Number of Units Outstanding	1,286

(a)	The initial investment was made on November 15, 2013.

(c)	For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio exceeded 0.95%.

50	Account B Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981

Northwestern Mutual Series Fund, Inc.

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Growth Stock Division
Accumulation Unit Value	$4.314	$3.199	$2.854	$2.913	$2.612	$1.918	$3.161	$2.917	$2.682	$2.509
Number of Units Outstanding	188	220	242	267	280	307	327	365	455	484
Focused Appreciation Division
Accumulation Unit Value	$2.804	$2.190	$1.837	$1.971	$1.816	$1.284	$2.157	$1.713	$1.646	$1.417
Number of Units Outstanding	119	141	135	161	217	304	250	101	43	13
Large Cap Core Stock Division
Accumulation Unit Value	$3.240	$2.539	$2.292	$2.337	$2.085	$1.625	$2.672	$2.467	$2.229	$2.071
Number of Units Outstanding	128	165	167	190	198	274	303	262	374	468
Large Cap Blend Division(b)
Accumulation Unit Value	$1.140	$0.877	$0.767	$0.791	$0.697	$0.552	$0.930	—	—	—
Number of Units Outstanding	31	31	30	30	35	18	5	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$7.522	$5.739	$4.995	$4.936	$4.329	$3.450	$5.513	$5.269	$4.591	$4.417
Number of Units Outstanding	2,178	2,507	3,257	3,506	3,873	4,074	4,544	5,337	6,058	6,906
Large Company Value Division(b)
Accumulation Unit Value	$1.167	$0.895	$0.775	$0.769	$0.698	$0.583	$0.936	—	—	—
Number of Units Outstanding	51	31	43	32	14	31	25	—	—	—
Domestic Equity Division
Accumulation Unit Value	$1.836	$1.380	$1.216	$1.215	$1.068	$0.830	$1.360	$1.463	$1.265	$1.179
Number of Units Outstanding	136	177	263	251	257	300	404	595	372	338
Equity Income Division
Accumulation Unit Value	$2.345	$1.819	$1.563	$1.589	$1.388	$1.123	$1.762	$1.720	$1.454	$1.406
Number of Units Outstanding	178	194	225	162	146	144	208	205	277	278
Mid Cap Growth Stock Division
Accumulation Unit Value	$8.448	$6.780	$6.101	$6.552	$5.330	$4.065	$6.835	$5.706	$5.506	$5.227
Number of Units Outstanding	178	191	203	252	281	321	360	421	569	671
Index 400 Stock Division
Accumulation Unit Value	$3.570	$2.701	$2.313	$2.376	$1.896	$1.394	$2.204	$2.058	$1.884	$1.689
Number of Units Outstanding	167	115	195	230	242	318	405	443	571	512
Mid Cap Value Division
Accumulation Unit Value	$2.547	$1.970	$1.703	$1.726	$1.450	$1.185	$1.839	$1.856	$1.633	$1.561
Number of Units Outstanding	78	93	88	92	95	134	115	73	67	37
Small Cap Growth Stock Division
Accumulation Unit Value	$3.922	$2.851	$2.624	$2.719	$2.177	$1.672	$3.001	$2.760	$2.607	$2.362
Number of Units Outstanding	190	148	171	197	167	146	200	296	271	288
Index 600 Stock Division(b)
Accumulation Unit Value	$1.593	$1.141	$0.993	$0.991	$0.793	$0.638	$0.936	—	—	—
Number of Units Outstanding	217	70	92	68	47	6	4	—	—	—
Small Cap Value Division
Accumulation Unit Value	$3.102	$2.372	$2.055	$2.099	$1.734	$1.363	$1.911	$1.941	$1.678	$1.577
Number of Units Outstanding	220	227	269	271	251	265	317	299	236	282
International Growth Division
Accumulation Unit Value	$1.870	$1.573	$1.343	$1.558	$1.348	$1.103	$2.065	$1.848	$1.532	$1.308
Number of Units Outstanding	147	171	184	238	233	256	393	286	122	172
Research International Core Division(b)
Accumulation Unit Value	$1.041	$0.882	$0.761	$0.857	$0.777	$0.599	$1.050	—	—	—
Number of Units Outstanding	119	86	89	52	68	48	16	—	—	—
International Equity Division
Accumulation Unit Value	$4.652	$3.862	$3.202	$3.588	$3.358	$2.541	$4.555	$3.887	$2.992	$2.703
Number of Units Outstanding	393	444	482	680	851	865	970	1,024	975	1,041
Emerging Markets Equity Division(b)
Accumulation Unit Value	$1.026	$1.090	$0.924	$1.144	$0.929	$0.552	$1.241	—	—	—
Number of Units Outstanding	181	168	166	216	112	71	102	—	—	—
Money Market Division
Accumulation Unit Value	$3.405	$3.427	$3.448	$3.469	$3.485	$3.484	$3.416	$3.269	$3.141	$3.073
Number of Units Outstanding	235	227	299	211	391	458	313	264	316	400
Short-Term Bond Division(b)
Accumulation Unit Value	$1.155	$1.157	$1.143	$1.145	$1.113	$1.046	$1.026	—	—	—
Number of Units Outstanding	270	67	94	118	68	2	—	—	—	—
Select Bond Division
Accumulation Unit Value	$15.524	$15.986	$15.345	$14.427	$13.637	$12.562	$12.257	$11.608	$11.273	$11.111
Number of Units Outstanding	302	351	427	429	450	458	427	454	503	540

(b)	The initial investment was made on April 30, 2007.

Account B Prospectus	51

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Long-Term U.S. Government Bond Division(b)
Accumulation Unit Value	$1.475	$1.713	$1.664	$1.300	$1.184	$1.283	$1.070	—	—	—
Number of Units Outstanding	37	96	78	49	32	31	—	—	—	—
Inflation Protection Division(b)
Accumulation Unit Value	$1.282	$1.409	$1.322	$1.190	$1.136	$1.040	$1.063	—	—	—
Number of Units Outstanding	131	183	186	64	75	71	22	—	—	—
High Yield Bond Division
Accumulation Unit Value	$3.752	$3.571	$3.159	$3.043	$2.677	$1.855	$2.376	$2.338	$2.146	$2.132
Number of Units Outstanding	109	113	140	139	144	147	169	158	127	133
Multi-Sector Bond Division(b)
Accumulation Unit Value	$1.470	$1.504	$1.319	$1.266	$1.126	$0.930	$1.006	—	—	—
Number of Units Outstanding	128	129	92	60	16	35	23	—	—	—
Balanced Division
Accumulation Unit Value	$13.419	$12.062	$11.079	$10.932	$9.838	$8.162	$10.642	$10.101	$9.217	$8.963
Number of Units Outstanding	1,287	1,529	1,591	1,850	1,953	2,140	2,352	2,584	2,894	3,202
Asset Allocation Division
Accumulation Unit Value	$1.775	$1.533	$1.391	$1.403	$1.251	$0.992	$1.430	$1.317	$1.207	$1.137
Number of Units Outstanding	273	349	355	320	352	440	348	472	615	295

(b)	The initial investment was made on April 30, 2007.

Fidelity® Variable Insurance Products

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
VIP Mid Cap Division
Accumulation Unit Value	$3.730	$2.766	$2.432	$2.749	$2.154	$1.553	$2.591	$2.263	$2.029	$1.732
Number of Units Outstanding	243	209	223	211	172	174	226	208	110	108
VIP Contrafund® Division(b)
Accumulation Unit Value	$1.427	$1.098	$0.953	$0.987	$0.851	$0.633	$1.112	—	—	—
Number of Units Outstanding	175	198	180	192	113	58	93	—	—	—
(b) The initial investment was made on April 30, 2007.

Neuberger Berman Advisers Management Trust

	December 31
	2013	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Accumulation Unit Value	$1.402	$1.027	$0.932	$0.969	$0.795	$0.609	$1.014
Number of Units Outstanding	64	40	41	27	28	19	3

(b)	The initial investment was made on April 30, 2007.

Russell Investment Funds

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Multi-Style Equity Division
Accumulation Unit Value	$1.450	$1.099	$0.957	$0.979	$0.847	$0.650	$1.101	$1.005	$0.898	$0.844
Number of Units Outstanding	238	271	423	482	541	553	542	569	270	283
Aggressive Equity Division
Accumulation Unit Value	$2.394	$1.723	$1.499	$1.576	$1.272	$0.975	$1.721	$1.677	$1.472	$1.394
Number of Units Outstanding	72	190	198	237	216	223	186	211	95	101
Non-U.S. Division
Accumulation Unit Value	$1.669	$1.379	$1.160	$1.341	$1.213	$0.966	$1.690	$1.546	$1.260	$1.117
Number of Units Outstanding	106	187	244	308	266	274	239	266	127	96
Core Bond Division
Accumulation Unit Value	$1.978	$2.022	$1.880	$1.809	$1.657	$1.442	$1.506	$1.415	$1.374	$1.357
Number of Units Outstanding	1,639	177	211	223	233	208	222	178	81	38
Global Real Estate Securities Division
Accumulation Unit Value	$3.487	$3.390	$2.677	$2.902	$2.379	$1.859	$2.958	$3.542	$2.627	$2.343
Number of Units Outstanding	153	1,026	178	185	191	244	293	380	290	307

52	Account B Prospectus

Accumulation Unit Values Contracts Issued Prior to December 17, 1981 (continued) Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31
	2013	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Accumulation Unit Value	$1.291	$1.218	$1.105	$1.112	$0.994	$0.818	$1.030
Number of Units Outstanding	59	105	65	—	—	—	—
Balanced Strategy Division(b)
Accumulation Unit Value	$1.261	$1.130	$1.008	$1.040	$0.919	$0.738	$1.022
Number of Units Outstanding	1	1	1	1	300	300	—
Growth Strategy Division(b)
Accumulation Unit Value	$1.198	$1.035	$0.913	$0.966	$0.846	$0.663	$1.016
Number of Units Outstanding	—	—	—	—	—	—	—
Equity Growth Strategy Division(b)
Accumulation Unit Value	$1.117	$0.939	$0.818	$0.879	$0.769	$0.592	$1.007
Number of Units Outstanding	4	4	7	7	7	2	2
(b) The initial investment was made on April 30, 2007.

Credit Suisse Trust
December 31
2013
Credit Suisse Trust Commodity Return Strategy Division(a), (c)
Accumulation Unit Value	$6.945
Number of Units Outstanding	11

(a)	The initial investment was made on November 15, 2013.

(c)	For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio exceeded 0.95%.

Account B Prospectus	53

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2014

FLEXIBLE PAYMENT VARIABLE ANNUITY

An individual flexible payment Variable Annuity Contract (the “Contract”) for:

Individual Retirement Annuities (“IRAs”)	457 Deferred Compensation Plan Annuities
Roth IRAs	Tax Deferred Annuities
Simple IRAs	Non-Transferable Annuities
Simplified Employee Pension Plan IRAs	Non-Tax Qualified Annuities

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account B

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Investment Products and Services Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888-455-2232, or visiting the website www.northwesternmutual.com.

DISTRIBUTION OF THE CONTRACTS

The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS is our wholly-owned company. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

NMIS is the principal underwriter of the Contracts for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers. We also paid additional amounts to NMIS in reimbursement for other expenses related to the distribution of variable annuity contracts.

Year	Amount
2013	$82,248,265
2012	$72,545,973
2011	$64,691,073

NMIS also provides certain services related to the administration of certain payment plans under the Policies. In exchange for these services, NMIS receives compensation to cover the actual costs incurred by NMIS in performing these services under an administrative services contract with us.

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Payment Plans,” including “Description of Payment Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; “Net Investment Factor”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment under a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with Projection Scale G and age adjustment.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual. The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to reflect the Assumed Investment Rate used in calculating the annuity rate tables.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

(1) Assumed number of Accumulation Units in Balanced Division on maturity date	25,000

(2) Assumed Value of an Accumulation Unit in Balanced Division at maturity	$2.000000

(3) Cash Value of Contract at maturity, (1) X (2)	$50,000

(4) Assumed applicable monthly payment rate per $1,000 from annuity rate table	$5.35

(5) Amount of first payment from Balanced Division, (3) X (4) divided by $1,000	$267.50

(6) Assumed Value of Annuity Unit in Balanced Division at maturity	$1.500000

(7) Number of Annuity Units credited in Balanced Division, (5) divided by (6)	178.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $267.50, and payments thereafter of the varying dollar value of 178.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 178.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 178.33 multiplied by $1.501000, or $267.68.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 178.33 X $1.499000, or $267.32.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

VALUATION OF ASSETS OF THE ACCOUNT

The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract purchased as a tax-deferred annuity pursuant to Section 403(b) of the Internal Revenue Code of 1954, as amended (the “Code”) cannot be changed and the Contract cannot be sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual. Similar restrictions are applicable to Contracts purchased in exchange transactions by persons who have received fixed dollar policies as distributions of termination benefits from tax-qualified corporate or HR-10 plans or trusts. Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Code cannot be transferred except in limited circumstances involving divorce.

EXPERTS

The financial statements of the Account, and the related notes and report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, included in this Statement of Additional Information and the consolidated financial statements of Northwestern Mutual, and the related notes and report of PricewaterhouseCoopers LLP included in this Statement of Additional Information are so included in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2013

NML Variable Annuity Account B

Financial Statements

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$290,405	$397,946	$213,441	$63,452	$1,069,104
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	3	-	5	-	6

Total Assets	290,408	397,946	213,446	63,452	1,069,110

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	1	-	-	-
Due to Participants	728	134	273	53	1,950

Total Liabilities	728	135	273	53	1,950

Total Net Assets	$289,680	$397,811	$213,173	$63,399	$1,067,160

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$812	$333	$414	$35	$16,381
Annuity Reserves	-	-	38	-	1,428
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	66,855	32,783	53,791	7,135	293,227
Annuity Reserves	638	126	929	60	3,230
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	27,350	8,818	17,205	1,894	71,558
Annuity Reserves	301	166	512	7	967
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	79,298	26,141	60,999	5,141	216,408
Annuity Reserves	284	71	534	21	1,194
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	43,446	173,235	28,232	23,200	170,827
Annuity Reserves	387	956	233	270	1,001
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	27,812	26,591	17,332	4,654	94,107
Class B Accumulation Units (8)	40,676	127,101	31,744	20,947	188,826
Annuity Reserves	247	612	227	35	1,022
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	1,550	878	983	-	6,876
Annuity Reserves	24	-	-	-	108

Total Net Assets	$289,680	$397,811	$213,173	$63,399	$1,067,160

(1) Investments, at cost	$202,720	$275,581	$156,393	$46,283	$789,677
Mutual Fund Shares Held	98,710	148,156	125,480	61,128	296,315
(2) Accumulation Unit Value	$4.313512	$2.804119	$3.240388	$1.139564	$7.522036
Units Outstanding	188	119	128	31	2,178
(3) Accumulation Unit Value	$3.909268	$2.658335	$2.936647	$1.102119	$6.702006
Units Outstanding	17,102	12,332	18,317	6,474	43,752
(4) Accumulation Unit Value	$4.234061	$2.909846	$3.179624	$1.166289	$4.799048
Units Outstanding	6,460	3,030	5,411	1,624	14,911
(5) Accumulation Unit Value	$3.909268	$2.658335	$2.936647	$1.102119	$6.702006
Units Outstanding	20,285	9,834	20,772	4,665	32,290
(6) Accumulation Unit Value	$1.361729	$2.879349	$1.236136	$1.158647	$1.480870
Units Outstanding	31,905	60,165	22,839	20,023	115,356
(7) Accumulation Unit Value	$1.361729	$2.879349	$1.236136	$1.158647	$1.480870
Units Outstanding	20,424	9,235	14,021	4,017	63,549
(8) Accumulation Unit Value	$3.909268	$2.658335	$2.936647	$1.102119	$6.702006
Units Outstanding	10,405	47,812	10,810	19,006	28,174
(9) Accumulation Unit Value	$1.416355	$2.925762	$1.338280	$1.170256	$1.553803
Units Outstanding	1,094	300	735	-	4,425

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$77,416	$295,397	$441,211	$482,579	$319,758
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	1	5	-	-

Total Assets	77,416	295,398	441,216	482,579	319,758

Liabilities:
Due to Northwestern Mutual Life Insurance Company	2	-	-	1	-
Due to Participants	47	277	300	884	399

Total Liabilities	49	277	300	885	399

Total Net Assets	$77,367	$295,121	$440,916	$481,694	$319,359

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$59	$250	$419	$1,506	$597
Annuity Reserves	39	-	3	102	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	10,003	43,175	43,931	217,717	62,658
Annuity Reserves	240	882	527	1,994	602
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	1,605	12,126	11,540	35,722	17,991
Annuity Reserves	18	245	308	313	232
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	6,444	30,540	26,609	125,754	46,317
Annuity Reserves	16	74	173	293	307
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	25,642	95,457	184,027	30,804	68,378
Annuity Reserves	157	2,644	3,082	259	867
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	5,105	34,552	28,171	27,643	48,150
Class B Accumulation Units (8)	27,677	70,301	136,202	38,580	69,005
Annuity Reserves	26	405	769	204	461
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	336	4,392	5,114	803	3,740
Annuity Reserves	-	78	41	-	54

Total Net Assets	$77,367	$295,121	$440,916	$481,694	$319,359

(1) Investments, at cost	$56,965	$224,764	$327,872	$411,756	$238,271
Mutual Fund Shares Held	72,419	229,346	256,220	122,981	168,205
(2) Accumulation Unit Value	$1.166833	$1.836453	$2.345330	$8.447933	$3.570120
Units Outstanding	51	136	178	178	167
(3) Accumulation Unit Value	$1.128421	$1.725835	$2.223419	$7.526431	$3.317332
Units Outstanding	8,864	25,017	19,758	28,927	18,888
(4) Accumulation Unit Value	$1.194196	$1.917386	$2.433741	$4.156286	$3.756556
Units Outstanding	1,344	6,324	4,742	8,595	4,789
(5) Accumulation Unit Value	$1.128421	$1.725835	$2.223419	$7.526431	$3.317332
Units Outstanding	5,711	17,696	11,968	16,708	13,962
(6) Accumulation Unit Value	$1.186325	$1.894048	$2.408310	$1.314616	$2.923550
Units Outstanding	21,615	50,398	76,413	23,432	23,389
(7) Accumulation Unit Value	$1.186325	$1.894048	$2.408310	$1.314616	$2.923550
Units Outstanding	4,303	18,243	11,697	21,027	16,470
(8) Accumulation Unit Value	$1.128421	$1.725835	$2.223419	$7.526431	$3.317332
Units Outstanding	24,527	40,734	61,258	5,126	20,801
(9) Accumulation Unit Value	$1.198270	$1.929634	$2.447110	$1.365189	$3.068389
Units Outstanding	280	2,276	2,090	588	1,219

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$172,887	$219,944	$66,544	$332,504	$298,019
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	26	-	-

Total Assets	172,887	219,944	66,570	332,504	298,019

Liabilities:
Due to Northwestern Mutual Life Insurance Company	1	2	-	-	4
Due to Participants	129	253	50	325	215

Total Liabilities	130	255	50	325	219

Total Net Assets	$172,757	$219,689	$66,520	$332,179	$297,800

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$198	$746	$346	$683	$274
Annuity Reserves	5	177	-	-	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	17,857	37,523	10,093	44,714	27,456
Annuity Reserves	165	617	121	284	176
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	4,477	12,828	2,340	10,310	7,449
Annuity Reserves	80	54	29	85	136
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	12,527	36,550	5,982	29,466	23,355
Annuity Reserves	41	140	46	156	119
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	69,923	49,128	21,002	113,961	114,323
Annuity Reserves	490	719	120	1,344	1,592
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	11,665	29,667	7,077	33,877	26,339
Class B Accumulation Units (8)	53,701	50,556	18,546	95,217	94,108
Annuity Reserves	183	254	75	390	449
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	1,445	696	743	1,685	2,005
Annuity Reserves	-	34	-	7	19

Total Net Assets	$172,757	$219,689	$66,520	$332,179	$297,800

(1) Investments, at cost	$129,346	$155,967	$51,475	$225,353	$273,692
Mutual Fund Shares Held	103,401	84,724	49,958	135,605	208,843
(2) Accumulation Unit Value	$2.546728	$3.921795	$1.592746	$3.102453	$1.870127
Units Outstanding	78	190	217	220	147
(3) Accumulation Unit Value	$2.414353	$3.644110	$1.540384	$2.915464	$1.757474
Units Outstanding	7,396	10,297	6,552	15,337	15,623
(4) Accumulation Unit Value	$2.642758	$4.126720	$1.630084	$3.238981	$1.952474
Units Outstanding	1,694	3,108	1,435	3,183	3,815
(5) Accumulation Unit Value	$2.414353	$3.644110	$1.540384	$2.915464	$1.757474
Units Outstanding	5,189	10,030	3,884	10,107	13,289
(6) Accumulation Unit Value	$2.615133	$1.867669	$1.619416	$3.199518	$1.928738
Units Outstanding	26,738	26,304	12,969	35,618	59,273
(7) Accumulation Unit Value	$2.615133	$1.867669	$1.619416	$3.199518	$1.928738
Units Outstanding	4,461	15,884	4,370	10,588	13,656
(8) Accumulation Unit Value	$2.414353	$3.644110	$1.540384	$2.915464	$1.757474
Units Outstanding	22,243	13,873	12,040	32,659	53,547
(9) Accumulation Unit Value	$2.657215	$1.854311	$1.635708	$3.259605	$1.964925
Units Outstanding	544	375	454	517	1,020

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$192,453	$1,027,183	$272,564	$283,031	$161,247
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	2	-	141	116

Total Assets	192,453	1,027,185	272,564	283,172	161,363

Liabilities:
Due to Northwestern Mutual Life Insurance Company	3	-	3	-	-
Due to Participants	102	1,694	142	401	239

Total Liabilities	105	1,694	145	401	239

Total Net Assets	$192,348	$1,025,491	$272,419	$282,771	$161,124

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$124	$1,829	$185	$799	$312
Annuity Reserves	-	205	-	7	51
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	10,563	220,446	21,059	67,832	17,394
Annuity Reserves	63	2,528	93	386	115
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	3,204	46,516	5,729	15,916	4,249
Annuity Reserves	52	623	70	27	13
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	7,051	134,903	13,549	33,082	9,282
Annuity Reserves	13	501	92	82	20
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	94,656	296,589	122,650	64,682	64,534
Annuity Reserves	789	3,651	822	294	523
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	7,638	75,991	13,126	28,707	10,870
Class B Accumulation Units (8)	65,461	233,254	88,488	66,204	49,515
Annuity Reserves	305	1,102	367	226	345
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	2,429	7,240	6,146	4,502	3,816
Annuity Reserves	-	113	43	25	85

Total Net Assets	$192,348	$1,025,491	$272,419	$282,771	$161,124

(1) Investments, at cost	$157,426	$841,240	$265,361	$283,031	$161,773
Mutual Fund Shares Held	194,989	482,246	274,210	283,031	156,550
(2) Accumulation Unit Value	$1.041319	$4.652414	$1.025752	$3.404719	$1.154937
Units Outstanding	119	393	181	235	270
(3) Accumulation Unit Value	$1.007038	$4.195349	$0.992029	$2.900964	$1.117123
Units Outstanding	10,489	52,545	21,228	23,383	15,570
(4) Accumulation Unit Value	$1.065705	$4.038504	$1.049817	$1.626695	$1.182071
Units Outstanding	3,006	11,518	5,457	9,784	3,595
(5) Accumulation Unit Value	$1.007038	$4.195349	$0.992029	$2.900964	$1.117123
Units Outstanding	7,002	32,155	13,658	11,404	8,309
(6) Accumulation Unit Value	$1.058719	$2.045236	$1.042899	$1.257946	$1.174334
Units Outstanding	89,406	145,015	117,605	51,419	54,953
(7) Accumulation Unit Value	$1.058719	$2.045236	$1.042899	$1.257946	$1.174334
Units Outstanding	7,214	37,155	12,586	22,831	9,256
(8) Accumulation Unit Value	$1.007038	$4.195349	$0.992029	$2.900964	$1.117123
Units Outstanding	65,004	55,598	89,199	22,820	44,324
(9) Accumulation Unit Value	$1.069405	$2.045816	$1.053409	$1.266305	$1.186243
Units Outstanding	2,272	3,539	5,835	3,555	3,217

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$1,375,054	$74,551	$218,699	$374,429	$388,939
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	22	47	6	3	-

Total Assets	1,375,076	74,598	218,705	374,432	388,939

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	1
Due to Participants	2,217	45	194	365	245

Total Liabilities	2,217	45	194	365	246

Total Net Assets	$1,372,859	$74,553	$218,511	$374,067	$388,693

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$4,693	$54	$168	$410	$189
Annuity Reserves	130	-	-	9	35
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	184,555	8,879	21,319	47,934	30,035
Annuity Reserves	2,877	44	114	599	208
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	48,424	1,800	6,022	17,162	8,774
Annuity Reserves	1,045	-	53	258	356
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	115,822	5,776	11,114	43,892	20,343
Annuity Reserves	861	23	73	211	91
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	499,778	26,927	88,896	123,209	164,237
Annuity Reserves	9,757	218	1,442	1,850	1,822
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	121,771	5,598	13,909	32,370	24,819
Class B Accumulation Units (8)	353,258	24,546	68,053	98,968	126,714
Annuity Reserves	4,203	172	519	1,031	1,306
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	25,195	516	6,616	6,158	9,764
Annuity Reserves	490	-	213	6	-

Total Net Assets	$1,372,859	$74,553	$218,511	$374,067	$388,693

(1) Investments, at cost	$1,400,269	$88,609	$229,711	$351,443	$382,682
Mutual Fund Shares Held	1,122,493	80,683	201,938	499,238	360,462
(2) Accumulation Unit Value	$15.524126	$1.474615	$1.281912	$3.751620	$1.469640
Units Outstanding	302	37	131	109	128
(3) Accumulation Unit Value	$13.225134	$1.426196	$1.239806	$3.400070	$1.421330
Units Outstanding	13,955	6,225	17,195	14,098	21,132
(4) Accumulation Unit Value	$2.833360	$1.509208	$1.311996	$3.736024	$1.504056
Units Outstanding	17,091	1,192	4,590	4,594	5,834
(5) Accumulation Unit Value	$13.225134	$1.426196	$1.239806	$3.400070	$1.421330
Units Outstanding	8,758	4,050	8,965	12,909	14,312
(6) Accumulation Unit Value	$2.065352	$1.499282	$1.303390	$2.521493	$1.494215
Units Outstanding	241,982	17,960	68,203	48,864	109,915
(7) Accumulation Unit Value	$2.065352	$1.499282	$1.303390	$2.521493	$1.494215
Units Outstanding	58,959	3,734	10,671	12,838	16,610
(8) Accumulation Unit Value	$13.225134	$1.426196	$1.239806	$3.400070	$1.421330
Units Outstanding	26,711	17,210	54,890	29,108	89,152
(9) Accumulation Unit Value	$2.085516	$1.514382	$1.316482	$2.571334	$1.509225
Units Outstanding	12,081	341	5,025	2,395	6,469

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$1,883,079	$207,380	$ -	$ -	$ -
Fidelity Variable Insurance Products	-	-	419,077	341,098	-
Neuberger Berman Advisers Management Trust	-	-	-	-	158,762
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	37	-	-	2	1

Total Assets	1,883,116	207,380	419,077	341,100	158,763

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	5	2	-	-
Due to Participants	6,816	378	360	228	61

Total Liabilities	6,816	383	362	228	61

Total Net Assets	$1,876,300	$206,997	$418,715	$340,872	$158,702

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$17,269	$484	$906	$250	$90
Annuity Reserves	887	-	-	-	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	997,829	41,185	45,781	26,069	8,813
Annuity Reserves	20,400	1,553	242	116	42
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	69,840	6,823	12,566	6,866	2,705
Annuity Reserves	3,445	403	116	165	11
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	239,969	27,428	34,147	17,848	6,260
Annuity Reserves	3,820	737	424	350	14
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	189,970	43,450	157,950	150,858	77,208
Annuity Reserves	13,904	2,081	1,503	1,702	390
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	129,172	32,345	36,077	18,601	5,625
Class B Accumulation Units (8)	181,752	48,758	125,042	112,145	56,555
Annuity Reserves	7,152	1,256	583	385	216
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	891	385	3,323	5,517	773
Annuity Reserves	-	109	55	-	-

Total Net Assets	$1,876,300	$206,997	$418,715	$340,872	$158,702

(1) Investments, at cost	$1,781,880	$173,248	$353,361	$234,834	$116,105
Mutual Fund Shares Held	1,204,015	162,397	11,772	10,101	7,309
(2) Accumulation Unit Value	$13.419413	$1.775354	$3.729800	$1.427342	$1.402475
Units Outstanding	1,287	273	243	175	64
(3) Accumulation Unit Value	$11.435361	$1.668437	$3.535842	$1.380421	$1.356400
Units Outstanding	87,258	24,685	12,948	18,885	6,497
(4) Accumulation Unit Value	$3.648972	$1.853545	$3.870394	$1.460774	$1.435424
Units Outstanding	19,140	3,681	3,247	4,700	1,885
(5) Accumulation Unit Value	$11.435361	$1.668437	$3.535842	$1.380421	$1.356400
Units Outstanding	20,985	16,439	9,657	12,929	4,615
(6) Accumulation Unit Value	$1.664771	$1.831016	$3.829906	$1.451222	$1.425941
Units Outstanding	114,112	23,730	41,241	103,952	54,145
(7) Accumulation Unit Value	$1.664771	$1.831016	$3.829906	$1.451222	$1.425941
Units Outstanding	77,592	17,665	9,420	12,818	3,945
(8) Accumulation Unit Value	$11.435361	$1.668437	$3.535842	$1.380421	$1.356400
Units Outstanding	15,894	29,224	35,364	81,240	41,695
(9) Accumulation Unit Value	$1.710188	$1.865412	$3.891526	$1.465826	$1.440299
Units Outstanding	521	206	854	3,764	536

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$ -	$ -	$ -	$ -	$ -
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	176,878	85,217	168,282	450,374	447,095
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	1	-	-

Total Assets	176,878	85,217	168,283	450,374	447,095

Liabilities:
Due to Northwestern Mutual Life Insurance Company	1	1	-	1	4
Due to Participants	354	69	210	513	384

Total Liabilities	355	70	210	514	388

Total Net Assets	$176,523	$85,147	$168,073	$449,860	$446,707

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$344	$172	$176	$3,242	$533
Annuity Reserves	-	-	-	-	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	20,117	13,774	20,829	37,663	49,434
Annuity Reserves	160	127	134	417	459
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	10,288	5,097	8,877	12,418	14,602
Annuity Reserves	84	22	18	115	313
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	21,208	11,624	17,320	26,528	37,058
Annuity Reserves	134	48	106	217	199
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	51,833	21,913	54,413	178,964	162,759
Annuity Reserves	1,191	295	395	1,857	1,428
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	26,225	11,474	19,509	39,173	43,501
Class B Accumulation Units (8)	38,661	19,046	39,260	137,149	129,744
Annuity Reserves	840	484	504	1,933	843
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	5,320	1,049	6,416	10,117	5,780
Annuity Reserves	118	22	116	67	54

Total Net Assets	$176,523	$85,147	$168,073	$449,860	$446,707

(1) Investments, at cost	$130,069	$61,692	$151,381	$450,271	$444,444
Mutual Fund Shares Held	9,383	5,048	13,659	43,016	30,456
(2) Accumulation Unit Value	$1.449537	$2.394418	$1.668666	$1.978088	$3.487114
Units Outstanding	238	72	106	1,639	153
(3) Accumulation Unit Value	$1.346869	$2.224857	$1.550525	$1.838117	$3.240150
Units Outstanding	14,936	6,191	13,433	20,490	15,257
(4) Accumulation Unit Value	$1.525219	$2.519468	$1.755832	$2.081422	$3.669230
Units Outstanding	6,746	2,023	5,056	5,966	3,979
(5) Accumulation Unit Value	$1.346869	$2.224857	$1.550525	$1.838117	$3.240150
Units Outstanding	15,746	5,225	11,171	14,432	11,437
(6) Accumulation Unit Value	$1.413286	$2.114649	$1.384260	$2.038611	$3.834838
Units Outstanding	36,676	10,362	39,308	87,787	42,442
(7) Accumulation Unit Value	$1.413286	$2.114649	$1.384260	$2.038611	$3.834838
Units Outstanding	18,556	5,426	14,094	19,216	11,344
(8) Accumulation Unit Value	$1.346869	$2.224857	$1.550525	$1.838117	$3.240150
Units Outstanding	28,704	8,561	25,320	74,614	40,043
(9) Accumulation Unit Value	$1.499664	$2.222420	$1.486514	$2.048451	$3.577902
Units Outstanding	3,548	472	4,316	4,939	1,615

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$ -	$ -	$ -	$ -	$ -
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	97,676	282,309	169,959	40,692	-
Credit Suisse Trust	-	-	-	-	149,420
Due from Northwestern Mutual Life Insurance Company	4	4	-	-	2

Total Assets	97,680	282,313	169,959	40,692	149,422

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	1	-	-
Due to Participants	98	270	94	35	82

Total Liabilities	98	270	95	35	82

Total Net Assets	$97,582	$282,043	$169,864	$40,657	$149,340

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$77	$1	$ -	$4	$73
Annuity Reserves	-	-	-	-	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	13,446	25,814	9,721	3,617	8,811
Annuity Reserves	549	630	6	6	39
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	2,131	7,510	1,765	1,347	2,817
Annuity Reserves	30	91	-	164	7
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	7,250	16,603	7,678	2,661	5,148
Annuity Reserves	27	57	-	-	12
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	32,220	109,814	75,366	15,569	73,315
Annuity Reserves	775	4,800	604	699	430
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	8,443	15,591	6,065	2,317	5,844
Class B Accumulation Units (8)	31,812	99,793	68,603	14,273	48,842
Annuity Reserves	654	1,200	56	-	172
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	168	139	-	-	3,798
Annuity Reserves	-	-	-	-	32

Total Net Assets	$97,582	$282,043	$169,864	$40,657	$149,340

(1) Investments, at cost	$92,542	$239,539	$137,836	$33,276	$146,932
Mutual Fund Shares Held	9,383	27,041	16,614	4,239	23,755
(2) Accumulation Unit Value	$1.290666	$1.260840	$1.197694	$1.116774	$6.944541
Units Outstanding	59	1	-	4	11
(3) Accumulation Unit Value	$1.248227	$1.219361	$1.158315	$1.080041	$6.852188
Units Outstanding	10,772	21,170	8,393	3,349	1,286
(4) Accumulation Unit Value	$1.320922	$1.290385	$1.225816	$1.142994	$7.009335
Units Outstanding	1,613	5,820	1,440	1,179	402
(5) Accumulation Unit Value	$1.248227	$1.219361	$1.158315	$1.080041	$6.852188
Units Outstanding	5,808	13,617	6,629	2,464	751
(6) Accumulation Unit Value	$1.312236	$1.281933	$1.217729	$1.135490	$6.990857
Units Outstanding	24,554	85,662	61,891	13,711	10,487
(7) Accumulation Unit Value	$1.312236	$1.281933	$1.217729	$1.135490	$6.990857
Units Outstanding	6,434	12,162	4,981	2,040	836
(8) Accumulation Unit Value	$1.248227	$1.219361	$1.158315	$1.080041	$6.852188
Units Outstanding	25,486	81,840	59,226	13,216	7,128
(9) Accumulation Unit Value	$1.325425	$1.294830	$1.229996	$1.146904	$7.018922
Units Outstanding	126	107	-	-	541

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Operations

For the Year Ended December 31, 2013

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$1,738	$1,611	$2,292	$520	$17,614
Expenses:
Mortality and expense risk charges	2,512	2,802	2,028	516	9,633

Total Expenses	2,512	2,802	2,028	516	9,633
Less waived fees	-	-	-	-	-

Net Expenses	2,512	2,802	2,028	516	9,633

Net investment income (loss)	(774)	(1,191)	264	4	7,981

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	7,684	2,882	3,012	3,408	19,973
Realized gain distributions	18,126	-	-	2,207	19,588

Realized gains (losses)	25,810	2,882	3,012	5,615	39,561

Change in unrealized appreciation/ depreciation of investments during the period	51,579	81,575	44,470	9,192	209,427

Net increase (decrease) in net assets resulting from operations	$76,615	$83,266	$47,746	$14,811	$256,969

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$1,067	$4,602	$5,080	$1,402	$3,075
Expenses:
Mortality and expense risk charges	620	2,378	3,148	4,990	2,645

Total Expenses	620	2,378	3,148	4,990	2,645
Less waived fees	-	-	-	-	-

Net Expenses	620	2,378	3,148	4,990	2,645

Net investment income (loss)	447	2,224	1,932	(3,588)	430

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,615	(755)	1,125	(5,845)	4,443
Realized gain distributions	1,207	-	-	17,906	9,929

Realized gains (losses)	4,822	(755)	1,125	12,061	14,372

Change in unrealized appreciation/ depreciation of investments during the period	12,014	75,590	87,936	89,572	63,431

Net increase (decrease) in net assets resulting from operations	$17,283	$77,059	$90,993	$98,045	$78,233

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Operations

For the Year Ended December 31, 2013

(in thousands)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$1,413	$964	$1,932	$3,380	$3,710
Expenses:
Mortality and expense risk charges	1,258	1,830	453	2,591	2,265

Total Expenses	1,258	1,830	453	2,591	2,265
Less waived fees	-	-	-	-	-

Net Expenses	1,258	1,830	453	2,591	2,265

Net investment income (loss)	155	(866)	1,479	789	1,445

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	386	(2,363)	2,491	5,330	(1,362)
Realized gain distributions	819	-	2,018	1,372	-

Realized gains (losses)	1,205	(2,363)	4,509	6,702	(1,362)

Change in unrealized appreciation/ depreciation of investments during the period	34,579	65,888	10,967	69,892	45,037

Net increase (decrease) in net assets resulting from operations	$35,939	$62,659	$16,955	$77,383	$45,120

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Income:
Dividend income	$200	$20,624	$1,800	$273	$221
Expenses:
Mortality and expense risk charges	1,252	8,693	1,966	2,635	1,172

Total Expenses	1,252	8,693	1,966	2,635	1,172
Less waived fees	-	-	-	-	-

Net Expenses	1,252	8,693	1,966	2,635	1,172

Net investment income (loss)	(1,052)	11,931	(166)	(2,362)	(951)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	561	15,504	919	-	(189)
Realized gain distributions	-	244	448	-	-

Realized gains (losses)	561	15,748	1,367	-	(189)

Change in unrealized appreciation/ depreciation of investments during the period	25,718	146,271	(14,042)	-	771

Net increase (decrease) in net assets resulting from operations	$25,227	$173,950	$(12,841)	$(2,362)	$(369)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Operations

For the Year Ended December 31, 2013

(in thousands)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$31,782	$19	$2,415	$19,892	$12,444
Expenses:
Mortality and expense risk charges	11,664	761	1,859	3,111	2,981

Total Expenses	11,664	761	1,859	3,111	2,981
Less waived fees	-	-	-	-	-

Net Expenses	11,664	761	1,859	3,111	2,981

Net investment income (loss)	20,118	(742)	556	16,781	9,463

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,308	(1,905)	2,286	1,833	1,862
Realized gain distributions	21,734	170	4,309	-	2,690

Realized gains (losses)	23,042	(1,735)	6,595	1,833	4,552

Change in unrealized appreciation/ depreciation of investments during the period	(84,620)	(10,403)	(28,463)	(1,961)	(22,509)

Net increase (decrease) in net assets resulting from operations	$(41,460)	$(12,880)	$(21,312)	$16,653	$(8,494)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Income:
Dividend income	$62,154	$6,609	$1,028	$2,558	$917
Expenses:
Mortality and expense risk charges	19,908	1,862	3,143	2,390	1,018

Total Expenses	19,908	1,862	3,143	2,390	1,018
Less waived fees	-	-	-	-	-

Net Expenses	19,908	1,862	3,143	2,390	1,018

Net investment income (loss)	42,246	4,747	(2,115)	168	(101)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(16,050)	1,749	1,843	1,413	779
Realized gain distributions	74,455	-	49,001	89	-

Realized gains (losses)	58,405	1,749	50,844	1,502	779

Change in unrealized appreciation/ depreciation of investments during the period	89,165	22,113	59,011	72,258	35,783

Net increase (decrease) in net assets resulting from operations	$189,816	$28,609	$107,740	$73,928	$36,461

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Operations

For the Year Ended December 31, 2013

(in thousands)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Income:
Dividend income	$1,981	$324	$3,120	$5,987	$17,312
Expenses:
Mortality and expense risk charges	1,365	666	1,316	3,495	3,776

Total Expenses	1,365	666	1,316	3,495	3,776
Less waived fees	-	-	-	-	-

Net Expenses	1,365	666	1,316	3,495	3,776

Net investment income (loss)	616	(342)	1,804	2,492	13,536

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6,021	1,379	(5,509)	987	(3,487)
Realized gain distributions	9,135	5,913	-	1,152	17,644

Realized gains (losses)	15,156	7,292	(5,509)	2,139	14,157

Change in unrealized appreciation/ depreciation of investments during the period	28,852	17,509	33,624	(14,155)	(16,832)

Net increase (decrease) in net assets resulting from operations	$44,624	$24,459	$29,919	$(9,524)	$10,861

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division (3)

Income:
Dividend income	$1,609	$5,580	$3,449	$936	$ -
Expenses:
Mortality and expense risk charges	862	2,276	1,323	319	147

Total Expenses	862	2,276	1,323	319	147
Less waived fees	-	-	-	-	(18)

Net Expenses	862	2,276	1,323	319	129

Net investment income (loss)	747	3,304	2,126	617	(129)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,043	4,487	1,206	1,552	-
Realized gain distributions	1,759	1,975	-	-	-

Realized gains (losses)	3,802	6,462	1,206	1,552	-

Change in unrealized appreciation/ depreciation of investments during the period	722	18,436	18,520	4,152	2,488

Net increase (decrease) in net assets resulting from operations	$5,271	$28,202	$21,852	$6,321	$2,359

(3) Division commenced operations on November 15, 2013.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Focused Appreciation Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$(774)	$(1,044)	$(1,191)	$(1,476)
Net realized gains (losses)	25,810	5,702	2,882	2,340
Net change in unrealized appreciation/depreciation	51,579	22,340	81,575	39,112

Net increase (decrease) in net assets resulting from operations	76,615	26,998	83,266	39,976

Contract Transactions:
Contract owners’ net payments	8,661	8,724	67,750	51,706
Annuity payments	(194)	(192)	(145)	(116)
Surrenders and other (net)	(17,801)	(19,894)	(19,124)	(15,785)
Transfers from other divisions or sponsor	171,125	160,467	573,316	407,547
Transfers to other divisions or sponsor	(180,700)	(173,339)	(580,173)	(413,983)

Net increase (decrease) in net assets resulting from contract transactions	(18,909)	(24,234)	41,624	29,369

Net increase (decrease) in net assets	57,706	2,764	124,890	69,345

Net Assets:
Beginning of period	231,974	229,210	272,921	203,576

End of period	$289,680	$231,974	$397,811	$272,921

Units issued during the period	106,622	112,244	265,834	220,611
Units redeemed during the period	(112,509)	(121,117)	(248,517)	(206,625)

Net units issued (redeemed) during the period	(5,887)	(8,873)	17,317	13,986

	Large Cap Core Stock Division		Large Cap Blend Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$264	$311	$4	$37
Net realized gains (losses)	3,012	(359)	5,615	2,752
Net change in unrealized appreciation/depreciation	44,470	19,042	9,192	3,603

Net increase (decrease) in net assets resulting from operations	47,746	18,994	14,811	6,392

Contract Transactions:
Contract owners’ net payments	6,292	6,632	4,062	4,414
Annuity payments	(282)	(257)	(24)	(20)
Surrenders and other (net)	(14,996)	(18,306)	(4,466)	(3,013)
Transfers from other divisions or sponsor	127,108	120,214	100,320	91,342
Transfers to other divisions or sponsor	(134,395)	(129,134)	(101,855)	(93,672)

Net increase (decrease) in net assets resulting from contract transactions	(16,273)	(20,851)	(1,963)	(949)

Net increase (decrease) in net assets	31,473	(1,857)	12,848	5,443

Net Assets:
Beginning of period	181,700	183,557	50,551	45,108

End of period	$213,173	$181,700	$63,399	$50,551

Units issued during the period	84,403	92,810	104,043	115,930
Units redeemed during the period	(91,002)	(102,253)	(105,995)	(117,030)

Net units issued (redeemed) during the period	(6,599)	(9,443)	(1,952)	(1,100)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		Large Company Value Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$7,981	$6,313	$447	$559
Net realized gains (losses)	39,561	25,145	4,822	1,761
Net change in unrealized appreciation/depreciation	209,427	83,229	12,014	4,825

Net increase (decrease) in net assets resulting from operations	256,969	114,687	17,283	7,145

Contract Transactions:
Contract owners’ net payments	44,398	38,833	5,936	5,751
Annuity payments	(941)	(846)	(41)	(1)
Surrenders and other (net)	(69,834)	(65,583)	(3,947)	(4,136)
Transfers from other divisions or sponsor	653,806	543,058	112,885	92,552
Transfers to other divisions or sponsor	(671,631)	(575,914)	(110,625)	(89,198)

Net increase (decrease) in net assets resulting from contract transactions	(44,202)	(60,452)	4,208	4,968

Net increase (decrease) in net assets	212,767	54,235	21,491	12,113

Net Assets:
Beginning of period	854,393	800,158	55,876	43,763

End of period	$1,067,160	$854,393	$77,367	$55,876

Units issued during the period	342,865	335,337	116,681	117,642
Units redeemed during the period	(342,869)	(344,577)	(112,828)	(111,585)

Net units issued (redeemed) during the period	(4)	(9,240)	3,853	6,057

	Domestic Equity Division		Equity Income Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$2,224	$3,190	$1,932	$1,802
Net realized gains (losses)	(755)	(6,942)	1,125	(1,191)
Net change in unrealized appreciation/depreciation	75,590	34,570	87,936	36,269

Net increase (decrease) in net assets resulting from operations	77,059	30,818	90,993	36,880

Contract Transactions:
Contract owners’ net payments	12,220	13,342	77,658	58,286
Annuity payments	(289)	(248)	(346)	(317)
Surrenders and other (net)	(20,011)	(16,344)	(20,390)	(15,565)
Transfers from other divisions or sponsor	389,208	357,734	622,967	402,840
Transfers to other divisions or sponsor	(409,543)	(375,615)	(621,192)	(400,413)

Net increase (decrease) in net assets resulting from contract transactions	(28,415)	(21,131)	58,697	44,831

Net increase (decrease) in net assets	48,644	9,687	149,690	81,711

Net Assets:
Beginning of period	246,477	236,790	291,226	209,515

End of period	$295,121	$246,477	$440,916	$291,226

Units issued during the period	249,557	285,539	335,815	272,688
Units redeemed during the period	(267,580)	(301,665)	(307,665)	(246,538)

Net units issued (redeemed) during the period	(18,023)	(16,126)	28,150	26,150

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$(3,588)	$(4,286)	$430	$(88)
Net realized gains (losses)	12,061	(14,126)	14,372	12,022
Net change in unrealized appreciation/depreciation	89,572	62,999	63,431	24,894

Net increase (decrease) in net assets resulting from operations	98,045	44,587	78,233	36,828

Contract Transactions:
Contract owners’ net payments	12,259	12,194	15,531	12,511
Annuity payments	(356)	(318)	(237)	(214)
Surrenders and other (net)	(33,579)	(34,753)	(19,671)	(18,155)
Transfers from other divisions or sponsor	143,519	134,231	260,689	209,472
Transfers to other divisions or sponsor	(159,705)	(155,947)	(263,069)	(220,391)

Net increase (decrease) in net assets resulting from contract transactions	(37,862)	(44,593)	(6,757)	(16,777)

Net increase (decrease) in net assets	60,183	(6)	71,476	20,051

Net Assets:
Beginning of period	421,511	421,517	247,883	227,832

End of period	$481,694	$421,511	$319,359	$247,883

Units issued during the period	67,547	71,919	100,485	100,162
Units redeemed during the period	(73,785)	(81,212)	(102,526)	(106,986)

Net units issued (redeemed) during the period	(6,238)	(9,293)	(2,041)	(6,824)

	Mid Cap Value Division		Small Cap Growth Stock Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$155	$510	$(866)	$(1,756)
Net realized gains (losses)	1,205	(905)	(2,363)	(6,798)
Net change in unrealized appreciation/depreciation	34,579	14,299	65,888	23,824

Net increase (decrease) in net assets resulting from operations	35,939	13,904	62,659	15,270

Contract Transactions:
Contract owners’ net payments	31,810	23,551	8,208	7,715
Annuity payments	(76)	(55)	(173)	(162)
Surrenders and other (net)	(8,854)	(6,328)	(14,996)	(14,270)
Transfers from other divisions or sponsor	252,484	163,328	184,482	172,769
Transfers to other divisions or sponsor	(253,035)	(160,642)	(198,160)	(186,184)

Net increase (decrease) in net assets resulting from contract transactions	22,329	19,854	(20,639)	(20,132)

Net increase (decrease) in net assets	58,268	33,758	42,020	(4,862)

Net Assets:
Beginning of period	114,489	80,731	177,669	182,531

End of period	$172,757	$114,489	$219,689	$177,669

Units issued during the period	125,901	102,717	93,199	101,907
Units redeemed during the period	(116,077)	(91,935)	(100,846)	(110,779)

Net units issued (redeemed) during the period	9,824	10,782	(7,647)	(8,872)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Index 600 Stock Division		Small Cap Value Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$1,479	$637	$789	$(1,230)
Net realized gains (losses)	4,509	2,834	6,702	5,283
Net change in unrealized appreciation/depreciation	10,967	1,190	69,892	28,979

Net increase (decrease) in net assets resulting from operations	16,955	4,661	77,383	33,032

Contract Transactions:
Contract owners’ net payments	5,052	4,159	35,378	28,466
Annuity payments	(28)	(22)	(164)	(126)
Surrenders and other (net)	(3,012)	(2,358)	(18,494)	(17,100)
Transfers from other divisions or sponsor	79,705	56,830	411,780	315,986
Transfers to other divisions or sponsor	(72,164)	(52,863)	(422,972)	(324,590)

Net increase (decrease) in net assets resulting from contract transactions	9,553	5,746	5,528	2,636

Net increase (decrease) in net assets	26,508	10,407	82,911	35,668

Net Assets:
Beginning of period	40,012	29,605	249,268	213,600

End of period	$66,520	$40,012	$332,179	$249,268

Units issued during the period	62,833	57,357	165,554	158,833
Units redeemed during the period	(56,023)	(52,087)	(163,540)	(157,786)

Net units issued (redeemed) during the period	6,810	5,270	2,014	1,047

	International Growth Division		Research International Core Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$1,445	$985	$(1,052)	$741
Net realized gains (losses)	(1,362)	(4,399)	561	(11)
Net change in unrealized appreciation/depreciation	45,037	35,407	25,718	12,003

Net increase (decrease) in net assets resulting from operations	45,120	31,993	25,227	12,733

Contract Transactions:
Contract owners’ net payments	44,543	34,985	53,377	38,846
Annuity payments	(165)	(141)	(81)	(50)
Surrenders and other (net)	(15,189)	(14,574)	(7,428)	(4,714)
Transfers from other divisions or sponsor	447,419	334,797	316,371	169,323
Transfers to other divisions or sponsor	(452,296)	(334,491)	(310,360)	(155,471)

Net increase (decrease) in net assets resulting from contract transactions	24,312	20,576	51,879	47,934

Net increase (decrease) in net assets	69,432	52,569	77,106	60,667

Net Assets:
Beginning of period	228,368	175,799	115,242	54,575

End of period	$297,800	$228,368	$192,348	$115,242

Units issued during the period	290,784	259,431	386,906	257,692
Units redeemed during the period	(276,819)	(244,928)	(332,624)	(198,928)

Net units issued (redeemed) during the period	13,965	14,503	54,282	58,764

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	International Equity Division		Emerging Markets Equity Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$11,931	$13,440	$(166)	$(1,153)
Net realized gains (losses)	15,748	7,794	1,367	1,159
Net change in unrealized appreciation/depreciation	146,271	128,028	(14,042)	26,198

Net increase (decrease) in net assets resulting from operations	173,950	149,262	(12,841)	26,204

Contract Transactions:
Contract owners’ net payments	82,582	69,476	61,962	48,157
Annuity payments	(720)	(601)	(115)	(89)
Surrenders and other (net)	(65,453)	(56,281)	(12,100)	(9,227)
Transfers from other divisions or sponsor	1,156,670	951,675	475,527	297,724
Transfers to other divisions or sponsor	(1,186,644)	(977,198)	(444,639)	(281,504)

Net increase (decrease) in net assets resulting from contract transactions	(13,565)	(12,929)	80,635	55,061

Net increase (decrease) in net assets	160,385	136,333	67,794	81,265

Net Assets:
Beginning of period	865,106	728,773	204,625	123,360

End of period	$1,025,491	$865,106	$272,419	$204,625

Units issued during the period	523,260	514,117	522,404	344,794
Units redeemed during the period	(522,128)	(511,220)	(444,526)	(290,419)

Net units issued (redeemed) during the period	1,132	2,897	77,878	54,375

	Money Market Division		Short-Term Bond Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$(2,362)	$(2,292)	$(951)	$572
Net realized gains (losses)	-	-	(189)	4
Net change in unrealized appreciation/depreciation	-	-	771	561

Net increase (decrease) in net assets resulting from operations	(2,362)	(2,292)	(369)	1,137

Contract Transactions:
Contract owners’ net payments	118,940	91,050	27,808	23,425
Annuity payments	(130)	(794)	(104)	(76)
Surrenders and other (net)	(70,402)	(61,753)	(11,164)	(8,798)
Transfers from other divisions or sponsor	194,401	159,457	277,341	183,662
Transfers to other divisions or sponsor	(240,920)	(205,434)	(250,634)	(169,135)

Net increase (decrease) in net assets resulting from contract transactions	1,889	(17,474)	43,247	29,078

Net increase (decrease) in net assets	(473)	(19,766)	42,878	30,215

Net Assets:
Beginning of period	283,244	303,010	118,245	88,030

End of period	$282,771	$283,244	$161,124	$118,245

Units issued during the period	181,351	138,267	266,357	181,159
Units redeemed during the period	(177,708)	(143,254)	(228,994)	(155,953)

Net units issued (redeemed) during the period	3,643	(4,987)	37,363	25,206

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$20,118	$23,015	$(742)	$946
Net realized gains (losses)	23,042	30,322	(1,735)	7,183
Net change in unrealized appreciation/depreciation	(84,620)	(4,453)	(10,403)	(5,833)

Net increase (decrease) in net assets resulting from operations	(41,460)	48,884	(12,880)	2,296

Contract Transactions:
Contract owners’ net payments	168,866	159,981	6,752	10,562
Annuity payments	(1,774)	(1,549)	(58)	(59)
Surrenders and other (net)	(104,021)	(87,264)	(6,591)	(7,984)
Transfers from other divisions or sponsor	2,187,032	1,792,767	147,384	149,968
Transfers to other divisions or sponsor	(2,163,822)	(1,744,929)	(155,829)	(148,803)

Net increase (decrease) in net assets resulting from contract transactions	86,281	119,006	(8,342)	3,684

Net increase (decrease) in net assets	44,821	167,890	(21,222)	5,980

Net Assets:
Beginning of period	1,328,038	1,160,148	95,775	89,795

End of period	$1,372,859	$1,328,038	$74,553	$95,775

Units issued during the period	728,334	589,235	98,059	96,540
Units redeemed during the period	(691,996)	(547,859)	(103,404)	(94,561)

Net units issued (redeemed) during the period	36,338	41,376	(5,345)	1,979

	Inflation Protection Division		High Yield Bond Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$556	$3,216	$16,781	$15,975
Net realized gains (losses)	6,595	3,176	1,833	1,498
Net change in unrealized appreciation/depreciation	(28,463)	4,918	(1,961)	17,850

Net increase (decrease) in net assets resulting from operations	(21,312)	11,310	16,653	35,323

Contract Transactions:
Contract owners’ net payments	40,013	38,452	47,262	40,652
Annuity payments	(194)	(134)	(393)	(409)
Surrenders and other (net)	(14,775)	(11,434)	(25,990)	(20,809)
Transfers from other divisions or sponsor	378,292	280,358	519,406	381,292
Transfers to other divisions or sponsor	(381,068)	(257,108)	(508,800)	(371,763)

Net increase (decrease) in net assets resulting from contract transactions	22,268	50,134	31,485	28,963

Net increase (decrease) in net assets	956	61,444	48,138	64,286

Net Assets:
Beginning of period	217,555	156,111	325,929	261,643

End of period	$218,511	$217,555	$374,067	$325,929

Units issued during the period	314,646	233,401	202,609	162,945
Units redeemed during the period	(299,055)	(197,126)	(190,644)	(151,239)

Net units issued (redeemed) during the period	15,591	36,275	11,965	11,706

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Multi-Sector Bond Division		Balanced Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$9,463	$(1,078)	$42,246	$1,197
Net realized gains (losses)	4,552	2,065	58,405	(26,632)
Net change in unrealized appreciation/depreciation	(22,509)	32,018	89,165	170,844

Net increase (decrease) in net assets resulting from operations	(8,494)	33,005	189,816	145,409

Contract Transactions:
Contract owners’ net payments	68,326	59,217	82,546	69,414
Annuity payments	(285)	(201)	(5,542)	(5,145)
Surrenders and other (net)	(22,113)	(16,058)	(154,634)	(146,357)
Transfers from other divisions or sponsor	673,953	462,793	342,167	292,198
Transfers to other divisions or sponsor	(637,163)	(430,025)	(356,691)	(320,844)

Net increase (decrease) in net assets resulting from contract transactions	82,718	75,726	(92,154)	(110,734)

Net increase (decrease) in net assets	74,224	108,731	97,662	34,675

Net Assets:
Beginning of period	314,469	205,738	1,778,638	1,743,963

End of period	$388,693	$314,469	$1,876,300	$1,778,638

Units issued during the period	505,051	370,922	144,335	132,160
Units redeemed during the period	(449,968)	(318,067)	(142,946)	(139,792)

Net units issued (redeemed) during the period	55,083	52,855	1,389	(7,632)

	Asset Allocation Division		Fidelity VIP Mid Cap Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$4,747	$(1,396)	$(2,115)	$(1,412)
Net realized gains (losses)	1,749	(1,231)	50,844	23,929
Net change in unrealized appreciation/depreciation	22,113	20,474	59,011	13,687

Net increase (decrease) in net assets resulting from operations	28,609	17,847	107,740	36,204

Contract Transactions:
Contract owners’ net payments	11,699	9,177	42,984	35,841
Annuity payments	(649)	(647)	(213)	(165)
Surrenders and other (net)	(17,642)	(12,567)	(22,418)	(20,222)
Transfers from other divisions or sponsor	112,720	106,245	536,508	424,455
Transfers to other divisions or sponsor	(116,203)	(115,041)	(554,392)	(431,656)

Net increase (decrease) in net assets resulting from contract transactions	(10,075)	(12,833)	2,469	8,253

Net increase (decrease) in net assets	18,534	5,014	110,209	44,457

Net Assets:
Beginning of period	188,463	183,449	308,506	264,049

End of period	$206,997	$188,463	$418,715	$308,506

Units issued during the period	75,410	80,466	182,299	176,166
Units redeemed during the period	(81,724)	(89,792)	(181,584)	(173,272)

Net units issued (redeemed) during the period	(6,314)	(9,326)	715	2,894

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Fidelity VIP Contrafund Division		Neuberger Berman AMT Socially Responsive Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$168	$789	$(101)	$(386)
Net realized gains (losses)	1,502	(26)	779	378
Net change in unrealized appreciation/depreciation	72,258	25,395	35,783	5,725

Net increase (decrease) in net assets resulting from operations	73,928	26,158	36,461	5,717

Contract Transactions:
Contract owners’ net payments	56,973	45,642	42,498	31,170
Annuity payments	(177)	(125)	(47)	(29)
Surrenders and other (net)	(15,556)	(10,831)	(5,945)	(2,925)
Transfers from other divisions or sponsor	515,323	351,330	259,020	140,966
Transfers to other divisions or sponsor	(517,532)	(345,204)	(259,148)	(132,631)

Net increase (decrease) in net assets resulting from contract transactions	39,031	40,812	36,378	36,551

Net increase (decrease) in net assets	112,959	66,970	72,839	42,268

Net Assets:
Beginning of period	227,913	160,943	85,863	43,595

End of period	$340,872	$227,913	$158,702	$85,863

Units issued during the period	459,710	379,590	246,367	175,396
Units redeemed during the period	(428,167)	(341,616)	(216,689)	(138,406)

Net units issued (redeemed) during the period	31,543	37,974	29,678	36,990

	Russell Multi-Style Equity Division		Russell Aggressive Equity Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$616	$392	$(342)	$108
Net realized gains (losses)	15,156	3,127	7,292	(2,070)
Net change in unrealized appreciation/depreciation	28,852	16,835	17,509	11,110

Net increase (decrease) in net assets resulting from operations	44,624	20,354	24,459	9,148

Contract Transactions:
Contract owners’ net payments	7,007	5,398	3,049	2,658
Annuity payments	(227)	(183)	(95)	(83)
Surrenders and other (net)	(12,143)	(10,471)	(5,468)	(4,692)
Transfers from other divisions or sponsor	246,106	228,796	91,083	81,946
Transfers to other divisions or sponsor	(254,562)	(241,611)	(93,742)	(87,049)

Net increase (decrease) in net assets resulting from contract transactions	(13,819)	(18,071)	(5,173)	(7,220)

Net increase (decrease) in net assets	30,805	2,283	19,286	1,928

Net Assets:
Beginning of period	145,718	143,435	65,861	63,933

End of period	$176,523	$145,718	$85,147	$65,861

Units issued during the period	207,333	232,826	50,704	56,841
Units redeemed during the period	(218,728)	(250,600)	(53,443)	(61,508)

Net units issued (redeemed) during the period	(11,395)	(17,774)	(2,739)	(4,667)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Russell Non-U.S. Division		Russell Core Bond Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$1,804	$1,287	$2,492	$5,117
Net realized gains (losses)	(5,509)	(7,234)	2,139	9,845
Net change in unrealized appreciation/depreciation	33,624	31,008	(14,155)	8,867

Net increase (decrease) in net assets resulting from operations	29,919	25,061	(9,524)	23,829

Contract Transactions:
Contract owners’ net payments	6,636	6,380	76,931	65,798
Annuity payments	(117)	(94)	(418)	(364)
Surrenders and other (net)	(11,175)	(10,129)	(30,916)	(23,179)
Transfers from other divisions or sponsor	279,605	261,379	863,882	636,693
Transfers to other divisions or sponsor	(287,364)	(269,068)	(833,254)	(613,249)

Net increase (decrease) in net assets resulting from contract transactions	(12,415)	(11,532)	76,225	65,699

Net increase (decrease) in net assets	17,504	13,529	66,701	89,528

Net Assets:
Beginning of period	150,569	137,040	383,159	293,631

End of period	$168,073	$150,569	$449,860	$383,159

Units issued during the period	220,903	243,560	478,970	364,926
Units redeemed during the period	(230,042)	(253,098)	(440,921)	(331,234)

Net units issued (redeemed) during the period	(9,139)	(9,538)	38,049	33,692

	Russell Global Real Estate Securities Division		Russell LifePoints Moderate Strategy Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$13,536	$15,217	$747	$1,738
Net realized gains (losses)	14,157	(4,138)	3,802	2,713
Net change in unrealized appreciation/depreciation	(16,832)	71,557	722	3,249

Net increase (decrease) in net assets resulting from operations	10,861	82,636	5,271	7,700

Contract Transactions:
Contract owners’ net payments	57,344	46,085	11,303	11,809
Annuity payments	(306)	(256)	(176)	(186)
Surrenders and other (net)	(28,150)	(24,199)	(6,917)	(7,557)
Transfers from other divisions or sponsor	696,662	540,230	47,080	49,807
Transfers to other divisions or sponsor	(693,106)	(548,850)	(48,409)	(44,788)

Net increase (decrease) in net assets resulting from contract transactions	32,444	13,010	2,881	9,085

Net increase (decrease) in net assets	43,305	95,646	8,152	16,785

Net Assets:
Beginning of period	403,402	307,756	89,430	72,645

End of period	$446,707	$403,402	$97,582	$89,430

Units issued during the period	210,895	190,248	46,738	54,101
Units redeemed during the period	(202,269)	(186,531)	(44,522)	(46,108)

Net units issued (redeemed) during the period	8,626	3,717	2,216	7,993

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Russell LifePoints Balanced Strategy Division		Russell LifePoints Growth Strategy Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$3,304	$3,471	$2,126	$1,395
Net realized gains (losses)	6,462	1,091	1,206	(321)
Net change in unrealized appreciation/depreciation	18,436	19,282	18,520	13,534

Net increase (decrease) in net assets resulting from operations	28,202	23,844	21,852	14,608

Contract Transactions:
Contract owners’ net payments	27,565	30,935	24,582	22,708
Annuity payments	(451)	(314)	(44)	(60)
Surrenders and other (net)	(16,643)	(15,737)	(8,281)	(6,815)
Transfers from other divisions or sponsor	153,708	129,384	95,786	78,897
Transfers to other divisions or sponsor	(147,239)	(123,512)	(95,212)	(83,483)

Net increase (decrease) in net assets resulting from contract transactions	16,940	20,756	16,831	11,247

Net increase (decrease) in net assets	45,142	44,600	38,683	25,855

Net Assets:
Beginning of period	236,901	192,301	131,181	105,326

End of period	$282,043	$236,901	$169,864	$131,181

Units issued during the period	153,165	152,467	110,215	105,082
Units redeemed during the period	(140,335)	(133,399)	(94,760)	(93,046)

Net units issued (redeemed) during the period	12,830	19,068	15,455	12,036

	Russell LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division

	Year Ended December 31, 2013	Year Ended December 31, 2012	Period November 15 to December 31, 2013

Operations:
Net investment income (loss)	$617	$285	$(129)
Net realized gains (losses)	1,552	824	-
Net change in unrealized appreciation/depreciation	4,152	3,273	2,488

Net increase (decrease) in net assets resulting from operations	6,321	4,382	2,359

Contract Transactions:
Contract owners’ net payments	3,845	3,026	6,436
Annuity payments	(41)	(23)	(5)
Surrenders and other (net)	(1,859)	(1,526)	(583)
Transfers from other divisions or sponsor	21,471	18,970	175,625
Transfers to other divisions or sponsor	(21,875)	(20,701)	(34,492)

Net increase (decrease) in net assets resulting from contract transactions	1,541	(254)	146,981

Net increase (decrease) in net assets	7,862	4,128	149,340

Net Assets:
Beginning of period	32,795	28,667	-

End of period	$40,657	$32,795	$149,340

Units issued during the period	24,584	25,148	26,836
Units redeemed during the period	(23,281)	(25,379)	(5,394)

Net units issued (redeemed) during the period	1,303	(231)	21,442

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2013

1.	Organization

NML Variable Annuity Account B (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund individual flexible payment variable annuity contracts (“contracts”) for tax-deferred annuities, individual retirement annuities and non-tax qualified plans. Three versions of the contract are currently offered: Front Load contracts with a sales charge up to 4.50% of purchase payments; Back Load contracts with a withdrawal charge up to 6.00%; and Fee Based contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust, the Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Portfolio’s should be read in conjunction with the financial statements and footnotes of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Portfolio in which it invests.

On September 18, 2013, the Securities Exchange Commission approved an application from Northwestern Mutual on behalf of the Account permitting Northwestern Mutual to automatically transfer all remaining contract values in the Northwestern Mutual Commodities Return Strategy Division to the Credit Suisse Trust Commodity Return Strategy Division. The transfer was executed on November 15, 2013 and is included in the Statement of Changes in Net Assets as part of the transfers from other divisions or sponsor line item. Additionally, Northwestern Mutual will periodically reimburse contract owners for the additional operating expenses of the Credit Suisse Trust Commodity Return Strategy Division. Refer to note 4 - Expenses and Related Party Transactions footnote.

2.	Significant Accounting Policies

A.	Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.	Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2013, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities. All changes in fair value are recorded as change in unrealized appreciation/ depreciation of investments during the period in the statements of operations of the applicable Division.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2013

2.	Significant Accounting Policies (continued)

C.	Investment Income, Securities Transactions and Contract Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. Certain contracts are eligible to receive contract dividends from Northwestern Mutual. All dividends reinvested in the Account are reflected in Contract owners’ net payments in the accompanying financial statements.

D.	Due to Participants – Upon notification of death of the contract owner or maturity of a contract, a liability is recorded and is included in Due to participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification.

E.	Annuity Reserves – At income plan election values accumulated are transferred out of the Separate Account (accumulation) and to the General Account (annuitization) and all related payouts are funded by the Sponsor. The income plan policyholders claims however are against the Separate Account and it therefore provides additional clarity to users of the Separate Account statements to disclose the estimate of such claims as if the Sponsor were unable to resolve this liability as of the valuation date and income plan payments made were to reduce the net assets of the Separate Account which is comprised of the future benefit of policies in the accumulation phase. Such reserves are determined by the Actuarial Department of the Sponsor Company and are a component of the Sponsor’s total Separate Accounts reserves. Annuity reserves are based on published annuity tables with age adjustment and interest based on actual investment experience and assumed investment rates of 3.50% or 5.00%.

F.	Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The operations of the Account are included in Northwestern Mutual’s consolidated income tax return. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2013 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$29,521	$30,804
Focused Appreciation	72,091	31,747
Large Cap Core Stock	9,361	25,257
Large Cap Blend	7,195	6,919
Index 500 Stock	86,377	102,397
Large Company Value	10,658	4,748
Domestic Equity	18,147	44,322
Equity Income	85,877	25,142
Mid Cap Growth Stock	33,340	56,434
Index 400 Stock	30,494	26,522
Mid Cap Value	35,424	12,067
Small Cap Growth Stock	10,134	31,776
Index 600 Stock	16,398	3,548

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2013

3.	Purchases and Sales of Investments (continued)

Division	Purchases	Sales
Small Cap Value	$41,903	$34,086
International Growth	50,330	24,524
Research International Core	60,185	9,333
International Equity	109,212	109,668
Emerging Markets Equity	95,703	14,733
Money Market	128,017	128,514
Short-Term Bond	55,404	13,104
Select Bond	246,682	118,732
Long-Term U.S. Government Bond	7,445	16,637
Inflation Protection	50,053	22,812
High Yield Bond	77,502	29,298
Multi-Sector Bond	120,922	26,010
Balanced	232,494	208,019
Asset Allocation	19,828	24,852
Fidelity VIP Mid Cap	95,203	45,726
Fidelity VIP Contrafund	61,760	22,337
Neuberger Berman AMT Socially Responsive	44,855	8,581
Russell Multi-Style Equity	18,969	22,805
Russell Aggressive Equity	9,656	9,194
Russell Non-U.S.	10,597	21,045
Russell Core Bond	115,860	35,897
Russell Global Real Estate Securities	95,330	31,536
Russell LifePoints Moderate Strategy	15,242	9,970
Russell LifePoints Balanced Strategy	43,247	21,006
Russell LifePoints Growth Strategy	29,571	10,570
Russell LifePoints Equity Growth Strategy	5,224	3,036
Credit Suisse Trust Commodity Return Strategy	154,105	7,172

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 0.75% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1.00% annual rate.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1.25% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 1.50%.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2013

4.	Expenses and Related Party Transactions (continued)

For contracts issued on or after March 31, 1995 and prior to March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks on accumulation units is determined daily at annual rates of 0.40% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50%, respectively.

For contracts issued on or after March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.50% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. Under the terms of the Back Load version of the contract, the net assets may be subject to the deduction for the Front Load version of the contract after the withdrawal charge period. Rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50% for the Front Load version and the Back Load version, respectively.

For Fee Based contracts issued on or after June 30, 2000, the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75%.

The net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio are limited to 1.05% of average net assets through November 15, 2015 by Credit Suisse Trust and Credit Suisse Asset Management, LLC. Pursuant to the substitution order of the Securities and Exchange Commission, effective November 15, 2013 through November 15, 2015, Northwestern Mutual will periodically reimburse contract owners to the extent the net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio exceed that of the fee waiver agreement of 0.95% of the Northwestern Mutual Commodities Return Strategy Portfolio which was in place at the time of the substitution.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2013

5.	Financial Highlights

  (For a unit outstanding during the period)

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Growth Stock
Year Ended 12/31/13	107,863	$1.361729	to	$4.313512	$289,680	0.68%	0.35%	to	1.25%	34.18%	to	35.39%
Year Ended 12/31/12	113,750	1.007281	to	3.198682	231,974	0.57	0.35	to	1.25	11.53	to	12.55
Year Ended 12/31/11	122,623	0.896340	to	2.853501	229,210	0.78	0.35	to	1.25	(2.52)	to	(1.64)
Year Ended 12/31/10	128,091	0.912688	to	2.912721	252,356	0.83	0.35	to	1.25	10.98	to	11.98
Year Ended 12/31/09	133,539	0.816297	to	2.611556	244,653	1.14	0.35	to	1.25	35.47	to	36.69
Focused Appreciation
Year Ended 12/31/13	142,827	$2.658335	to	$2.925762	$397,811	0.49%	0.35%	to	1.25%	27.41%	to	28.55%
Year Ended 12/31/12	125,510	2.086517	to	2.275895	272,921	0.28	0.35	to	1.25	18.64	to	19.72
Year Ended 12/31/11	111,524	1.758640	to	1.901031	203,576	0.18	0.35	to	1.25	(7.26)	to	(6.43)
Year Ended 12/31/10	100,869	1.896360	to	2.031616	197,227	0.00	0.35	to	1.25	7.98	to	8.95
Year Ended 12/31/09	90,703	1.756290	to	1.864749	163,467	0.00	0.35	to	1.25	40.71	to	41.98
Large Cap Core Stock
Year Ended 12/31/13	93,033	$1.236136	to	$3.240388	$213,173	1.15%	0.35%	to	1.25%	26.99%	to	28.13%
Year Ended 12/31/12	99,632	0.966177	to	2.538996	181,700	1.20	0.35	to	1.25	10.24	to	11.24
Year Ended 12/31/11	109,075	0.869883	to	2.291654	183,557	1.13	0.35	to	1.25	(2.43)	to	(1.56)
Year Ended 12/31/10	116,489	0.884944	to	2.337118	203,479	1.20	0.35	to	1.25	11.15	to	12.52
Year Ended 12/31/09	118,939	0.787690	to	2.085413	191,032	1.83	0.35	to	1.25	27.73	to	28.88
Large Cap Blend
Year Ended 12/31/13	55,840	$1.102119	to	$1.170256	$63,399	0.89%	0.35%	to	1.25%	29.24%	to	30.40%
Year Ended 12/31/12	57,792	0.852786	to	0.897418	50,551	0.97	0.35	to	1.25	13.76	to	14.79
Year Ended 12/31/11	58,892	0.749617	to	0.781770	45,108	0.79	0.35	to	1.25	(3.50)	to	(2.63)
Year Ended 12/31/10	53,505	0.776814	to	0.802916	42,349	0.86	0.35	to	1.25	12.88	to	13.89
Year Ended 12/31/09	40,331	0.688193	to	0.704978	28,185	1.23	0.35	to	1.25	25.82	to	26.96
Index 500 Stock
Year Ended 12/31/13	304,635	$1.480870	to	$7.522036	$1,067,160	1.82%	0.35%	to	1.25%	30.42%	to	31.59%
Year Ended 12/31/12	304,639	1.127022	to	5.738910	854,393	1.76	0.35	to	1.25	14.31	to	15.35
Year Ended 12/31/11	313,879	0.978533	to	4.995209	800,158	1.66	0.35	to	1.25	0.69	to	1.59
Year Ended 12/31/10	314,500	0.964620	to	4.936395	836,004	2.01	0.35	to	1.25	13.47	to	14.49
Year Ended 12/31/09	309,150	0.843770	to	4.328675	768,234	2.81	0.35	to	1.25	24.83	to	25.95
Large Company Value
Year Ended 12/31/13	66,695	$1.128421	to	$1.198270	$77,367	1.57%	0.35%	to	1.25%	29.66%	to	30.83%
Year Ended 12/31/12	62,842	0.870270	to	0.915883	55,876	1.98	0.35	to	1.25	15.02	to	16.06
Year Ended 12/31/11	56,785	0.756619	to	0.789126	43,763	1.78	0.35	to	1.25	0.23	to	1.13
Year Ended 12/31/10	49,455	0.754864	to	0.780271	37,955	1.75	0.35	to	1.25	9.58	to	10.56
Year Ended 12/31/09	35,695	0.688889	to	0.705724	24,909	2.27	0.35	to	1.25	19.20	to	20.28
Domestic Equity
Year Ended 12/31/13	160,824	$1.725835	to	$1.929634	$295,121	1.67%	0.35%	to	1.25%	32.37%	to	33.56%
Year Ended 12/31/12	178,847	1.303845	to	1.444779	246,477	2.18	0.35	to	1.25	12.92	to	13.94
Year Ended 12/31/11	194,973	1.154666	to	1.267980	236,790	2.06	0.35	to	1.25	(0.34)	to	0.55
Year Ended 12/31/10	210,285	1.158641	to	1.260995	254,866	2.28	0.35	to	1.25	13.20	to	14.22
Year Ended 12/31/09	211,689	1.023538	to	1.104003	225,762	3.49	0.35	to	1.25	27.92	to	29.07
Equity Income
Year Ended 12/31/13	188,104	$2.223419	to	$2.447110	$440,916	1.36%	0.35%	to	1.25%	28.33%	to	29.48%
Year Ended 12/31/12	159,954	1.732638	to	1.889919	291,226	1.56	0.35	to	1.25	15.77	to	16.82
Year Ended 12/31/11	133,804	1.496618	to	1.617804	209,515	1.54	0.35	to	1.25	(2.15)	to	(1.27)
Year Ended 12/31/10	106,420	1.529461	to	1.638555	169,766	1.72	0.35	to	1.25	13.90	to	14.92
Year Ended 12/31/09	93,383	1.342833	to	1.425776	130,416	2.93	0.35	to	1.25	23.04	to	24.15

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2013

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Mid Cap Growth Stock
Year Ended 12/31/13	104,581	$1.314616	to	$8.447933	$481,694	0.31%	0.35%	to	1.25%	23.98%	to	25.09%
Year Ended 12/31/12	110,819	1.052482	to	6.780188	421,511	0.12	0.35	to	1.25	10.57	to	11.57
Year Ended 12/31/11	120,112	0.944730	to	6.101288	421,517	0.23	0.35	to	1.25	(7.34)	to	(6.51)
Year Ended 12/31/10	127,673	1.011980	to	6.551845	498,895	0.28	0.35	to	1.25	22.32	to	23.42
Year Ended 12/31/09	135,778	0.821144	to	5.329531	447,656	0.28	0.35	to	1.25	30.46	to	31.63 (2)
Index 400 Stock
Year Ended 12/31/13	99,685	$2.923550	to	$3.756556	$319,359	1.07%	0.35%	to	1.25%	31.51%	to	32.70%
Year Ended 12/31/12	101,726	2.206463	to	2.832360	247,883	0.91	0.35	to	1.25	16.18	to	17.23
Year Ended 12/31/11	108,550	1.884985	to	2.417284	227,832	0.86	0.35	to	1.25	(3.14)	to	(2.27)
Year Ended 12/31/10	113,552	1.931599	to	2.474613	246,804	1.10	0.35	to	1.25	24.73	to	25.85
Year Ended 12/31/09	119,456	1.537149	to	1.967340	208,591	1.82	0.35	to	1.25	35.30	to	36.52
Mid Cap Value
Year Ended 12/31/13	68,343	$2.414353	to	$2.657215	$172,757	0.96%	0.35%	to	1.25%	28.63%	to	29.79%
Year Ended 12/31/12	58,519	1.876997	to	2.047361	114,489	1.39	0.35	to	1.25	15.12	to	16.16
Year Ended 12/31/11	47,737	1.630487	to	1.762499	80,731	1.79	0.35	to	1.25	(1.84)	to	(0.95)
Year Ended 12/31/10	42,208	1.660995	to	1.779465	72,293	1.37	0.35	to	1.25	18.44	to	19.51
Year Ended 12/31/09	40,652	1.402378	to	1.488989	58,532	1.21	0.35	to	1.25	21.71	to	22.81
Small Cap Growth Stock
Year Ended 12/31/13	80,061	$1.854311	to	$4.126720	$219,689	0.49%	0.35%	to	1.25%	36.88%	to	38.11%
Year Ended 12/31/12	87,708	1.342607	to	2.989457	177,669	0.00	0.35	to	1.25	8.12	to	9.10
Year Ended 12/31/11	96,580	1.230655	to	2.741589	182,531	0.35	0.35	to	1.25	(3.98)	to	(3.12)
Year Ended 12/31/10	102,716	1.270262	to	2.831266	204,944	0.74	0.35	to	1.25	24.29	to	25.41
Year Ended 12/31/09	105,728	1.012887	to	2.258753	173,135	0.29	0.35	to	1.25	29.55	to	30.71
Index 600 Stock
Year Ended 12/31/13	41,921	$1.540384	to	$1.635708	$66,520	3.69%	0.35%	to	1.25%	38.92%	to	40.18%
Year Ended 12/31/12	35,111	1.108809	to	1.166903	40,012	2.59	0.35	to	1.25	14.35	to	15.39
Year Ended 12/31/11	29,841	0.969630	to	1.011279	29,605	0.74	0.35	to	1.25	(0.35)	to	0.55
Year Ended 12/31/10	24,076	0.973013	to	1.005749	23,921	4.12	0.35	to	1.25	24.34	to	25.47
Year Ended 12/31/09	17,047	0.782515	to	0.801617	13,581	4.53	0.35	to	1.25	23.62	to	24.73
Small Cap Value
Year Ended 12/31/13	108,229	$2.915464	to	$3.259605	$332,179	1.15%	0.35%	to	1.25%	30.13%	to	31.30%
Year Ended 12/31/12	106,215	2.240441	to	2.482527	249,268	0.38	0.35	to	1.25	14.88	to	15.92
Year Ended 12/31/11	105,168	1.950281	to	2.141605	213,600	0.60	0.35	to	1.25	(2.58)	to	(1.71)
Year Ended 12/31/10	103,975	2.002032	to	2.178812	215,597	1.09	0.35	to	1.25	20.44	to	21.52
Year Ended 12/31/09	102,488	1.662307	to	1.792926	175,624	0.86	0.35	to	1.25	26.59	to	27.73
International Growth
Year Ended 12/31/13	160,370	$1.757474	to	$1.964925	$297,800	1.42%	0.35%	to	1.25%	18.32%	to	19.39%
Year Ended 12/31/12	146,405	1.485329	to	1.645820	228,368	1.37	0.35	to	1.25	16.52	to	17.57
Year Ended 12/31/11	131,902	1.274777	to	1.399837	175,799	1.14	0.35	to	1.25	(14.24)	to	(13.47)
Year Ended 12/31/10	121,880	1.486506	to	1.617764	188,456	0.92	0.35	to	1.25	14.99	to	16.02
Year Ended 12/31/09	117,750	1.292776	to	1.394365	157,791	0.67	0.35	to	1.25	21.64	to	22.73
Research International Core
Year Ended 12/31/13	184,512	$1.007038	to	$1.069405	$192,348	0.13%	0.35%	to	1.25%	17.45%	to	18.50%
Year Ended 12/31/12	130,230	0.857448	to	0.902416	115,242	1.66	0.35	to	1.25	15.30	to	16.35
Year Ended 12/31/11	71,466	0.743659	to	0.775620	54,575	1.88	0.35	to	1.25	(11.59)	to	(10.79)
Year Ended 12/31/10	35,979	0.841136	to	0.869442	30,850	1.72	0.35	to	1.25	9.68	to	10.66
Year Ended 12/31/09	27,137	0.766928	to	0.785653	21,113	1.80	0.35	to	1.25	29.20	to	30.37
International Equity
Year Ended 12/31/13	337,918	$2.045236	to	$4.652414	$1,025,491	2.21%	0.35%	to	1.25%	19.87%	to	20.95%
Year Ended 12/31/12	336,786	1.691434	to	3.861829	865,106	2.64	0.35	to	1.25	20.00	to	21.09
Year Ended 12/31/11	333,889	1.396839	to	3.202009	728,773	2.10	0.35	to	1.25	(11.21)	to	(10.41)
Year Ended 12/31/10	321,373	1.559174	to	3.588374	812,244	3.03	0.35	to	1.25	6.34	to	7.30
Year Ended 12/31/09	305,333	1.453155	to	3.357679	748,758	4.65	0.35	to	1.25	31.46	to	32.65 (2)

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2013

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Emerging Markets Equity
Year Ended 12/31/13	265,749	$0.992029	to	$1.053409	$272,419	0.76%	0.35%	to	1.25%	(6.33%)	to	(5.48%)
Year Ended 12/31/12	187,871	1.059049	to	1.114526	204,625	0.15	0.35	to	1.25	17.35	to	18.41
Year Ended 12/31/11	133,496	0.902488	to	0.941223	123,360	1.00	0.35	to	1.25	(19.67)	to	(18.94)
Year Ended 12/31/10	87,527	1.123423	to	1.161182	100,007	0.89	0.35	to	1.25	22.55	to	23.65
Year Ended 12/31/09	64,884	0.916732	to	0.939087	60,182	1.35	0.35	to	1.25	67.63	to	69.14
Money Market
Year Ended 12/31/13	145,431	$1.257946	to	$3.404719	$282,771	0.10%	0.35%	to	1.25%	(1.14%)	to	(0.25%)
Year Ended 12/31/12	141,788	1.263026	to	3.426892	283,244	0.15	0.35	to	1.25	(1.10)	to	(0.21)
Year Ended 12/31/11	146,775	1.267530	to	3.447749	303,010	0.13	0.35	to	1.25	(1.10)	to	(0.21)
Year Ended 12/31/10	134,632	1.272114	to	3.468775	281,941	0.29	0.35	to	1.25	(0.95)	to	(0.06)
Year Ended 12/31/09	164,696	1.274727	to	3.484553	354,095	0.78	0.35	to	1.25	(0.49)	to	0.41 (2)
Short-Term Bond
Year Ended 12/31/13	139,494	$1.117123	to	$1.186243	$161,124	0.16%	0.35%	to	1.25%	(0.70%)	to	0.20%
Year Ended 12/31/12	102,131	1.124968	to	1.183872	118,245	1.41	0.35	to	1.25	0.80	to	1.71
Year Ended 12/31/11	76,925	1.116091	to	1.163966	88,030	1.56	0.35	to	1.25	(0.69)	to	0.20
Year Ended 12/31/10	54,826	1.123849	to	1.161598	62,779	3.00	0.35	to	1.25	2.35	to	3.27
Year Ended 12/31/09	32,418	1.098062	to	1.124797	36,181	4.17	0.35	to	1.25	5.89	to	6.85
Select Bond
Year Ended 12/31/13	379,839	$2.065352	to	$15.524126	$1,372,859	2.35%	0.35%	to	1.25%	(3.37%)	to	(2.50%)
Year Ended 12/31/12	343,501	2.121473	to	15.985575	1,328,038	2.71	0.35	to	1.25	3.66	to	4.59
Year Ended 12/31/11	302,125	2.031334	to	15.344575	1,160,148	3.35	0.35	to	1.25	5.83	to	6.79
Year Ended 12/31/10	278,274	1.905091	to	14.426617	1,058,406	3.74	0.35	to	1.25	5.27	to	6.21
Year Ended 12/31/09	243,174	1.796322	to	13.636697	921,092	5.02	0.35	to	1.25	8.01	to	8.99
Long-Term U.S Government Bond
Year Ended 12/31/13	50,749	$1.426196	to	$1.514382	$74,553	0.02%	0.35%	to	1.25%	(14.35%)	to	(13.58%)
Year Ended 12/31/12	56,094	1.665149	to	1.752298	95,775	1.95	0.35	to	1.25	2.46	to	3.39
Year Ended 12/31/11	54,115	1.625206	to	1.694900	89,795	2.27	0.35	to	1.25	27.33	to	28.47
Year Ended 12/31/10	48,944	1.276411	to	1.319297	63,590	5.19	0.35	to	1.25	9.25	to	10.24
Year Ended 12/31/09	40,515	1.168325	to	1.196794	48,040	0.03	0.35	to	1.25	(8.14)	to	(7.31)
Inflation Protection
Year Ended 12/31/13	169,670	$1.239806	to	$1.316482	$218,511	1.09%	0.35%	to	1.25%	(9.47%)	to	(8.65%)
Year Ended 12/31/12	154,079	1.369504	to	1.441191	217,555	2.52	0.35	to	1.25	6.01	to	6.97
Year Ended 12/31/11	117,804	1.291820	to	1.347230	156,111	0.04	0.35	to	1.25	10.54	to	11.54
Year Ended 12/31/10	87,932	1.168621	to	1.207882	104,844	4.01	0.35	to	1.25	4.29	to	5.23
Year Ended 12/31/09	60,761	1.120557	to	1.147858	69,544	2.71	0.35	to	1.25	8.62	to	9.60
High Yield Bond
Year Ended 12/31/13	124,915	$2.521493	to	$3.751620	$374,067	5.65%	0.35%	to	1.25%	4.52%	to	5.47%
Year Ended 12/31/12	112,950	2.394362	to	3.571349	325,929	6.26	0.35	to	1.25	12.47	to	13.49
Year Ended 12/31/11	101,244	2.112946	to	3.159477	261,643	7.07	0.35	to	1.25	3.30	to	4.23
Year Ended 12/31/10	93,391	2.030225	to	3.043318	236,153	7.21	0.35	to	1.25	13.14	to	14.16
Year Ended 12/31/09	89,479	1.781106	to	2.676517	202,234	8.76	0.35	to	1.25	43.59	to	44.88
Multi-Sector Bond
Year Ended 12/31/13	263,552	$1.421330	to	$1.509225	$388,693	3.51%	0.35%	to	1.25%	(2.80%)	to	(1.93%)
Year Ended 12/31/12	208,469	1.462316	to	1.538856	314,469	0.43	0.35	to	1.25	13.51	to	14.54
Year Ended 12/31/11	155,614	1.288261	to	1.343520	205,738	5.74	0.35	to	1.25	3.69	to	4.62
Year Ended 12/31/10	112,130	1.242452	to	1.284189	142,037	8.71	0.35	to	1.25	11.78	to	12.79
Year Ended 12/31/09	69,961	1.111473	to	1.138547	79,096	3.46	0.35	to	1.25	20.56	to	21.65

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2013

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Balanced
Year Ended 12/31/13	336,789	$1.664771	to	$13.419413	$1,876,300	3.39%	0.35%	to	1.25%	10.69%	to	11.69%
Year Ended 12/31/12	335,400	1.492725	to	12.062492	1,778,638	1.17	0.35	to	1.25	8.33	to	9.31
Year Ended 12/31/11	343,032	1.367661	to	11.079487	1,743,963	2.74	0.35	to	1.25	0.85	to	1.75
Year Ended 12/31/10	347,029	1.346080	to	10.931715	1,834,570	2.12	0.35	to	1.25	10.57	to	11.56
Year Ended 12/31/09	353,000	1.208357	to	9.837658	1,769,797	4.56	0.35	to	1.25	19.93	to	21.01
Asset Allocation
Year Ended 12/31/13	115,903	$1.668437	to	$1.865412	$206,997	3.34%	0.35%	to	1.25%	15.22%	to	16.26%
Year Ended 12/31/12	122,217	1.448020	to	1.604510	188,463	0.23	0.35	to	1.25	9.63	to	10.63
Year Ended 12/31/11	131,543	1.320779	to	1.450367	183,449	2.36	0.35	to	1.25	(1.31)	to	(0.43)
Year Ended 12/31/10	141,046	1.338348	to	1.456564	198,588	2.91	0.35	to	1.25	11.61	to	12.61
Year Ended 12/31/09	149,288	1.199154	to	1.293411	187,044	2.99	0.35	to	1.25	25.51	to	26.65
Fidelity VIP Mid Cap
Year Ended 12/31/13	112,974	$3.535842	to	$3.891526	$418,715	0.28%	0.35%	to	1.25%	34.18%	to	35.39%
Year Ended 12/31/12	112,259	2.635062	to	2.874224	308,506	0.40	0.35	to	1.25	13.13	to	14.16
Year Ended 12/31/11	109,365	2.329143	to	2.517713	264,049	0.02	0.35	to	1.25	(11.96)	to	(11.16)
Year Ended 12/31/10	104,373	2.645449	to	2.834099	284,671	0.13	0.35	to	1.25	26.98	to	28.12
Year Ended 12/31/09	97,074	2.083395	to	2.212046	207,608	0.48	0.35	to	1.25	38.02	to	39.26
Fidelity VIP Contrafund
Year Ended 12/31/13	238,463	$1.380421	to	$1.465826	$340,872	0.89%	0.35%	to	1.25%	29.33%	to	30.49%
Year Ended 12/31/12	206,920	1.067369	to	1.123286	227,913	1.23	0.35	to	1.25	14.69	to	15.73
Year Ended 12/31/11	168,946	0.930627	to	0.970592	160,943	0.89	0.35	to	1.25	(3.99)	to	(3.12)
Year Ended 12/31/10	130,197	0.969284	to	1.001877	128,652	1.17	0.35	to	1.25	15.48	to	16.52
Year Ended 12/31/09	99,357	0.839369	to	0.859849	84,526	1.31	0.35	to	1.25	33.79	to	34.99
Neuberger Berman AMT Socially Responsive
Year Ended 12/31/13	113,382	$1.356400	to	$1.440299	$158,702	0.74%	0.35%	to	1.25%	35.90%	to	37.12%
Year Ended 12/31/12	83,704	0.998110	to	1.050381	85,863	0.26	0.35	to	1.25	9.60	to	10.59
Year Ended 12/31/11	46,714	0.910717	to	0.949797	43,595	0.43	0.35	to	1.25	(4.28)	to	(3.42)
Year Ended 12/31/10	17,894	0.951436	to	0.983426	17,266	0.04	0.35	to	1.25	21.33	to	22.43
Year Ended 12/31/09	11,458	0.784155	to	0.803283	9,089	2.45	0.35	to	1.25	29.80	to	30.97
Russell Multi-Style Equity
Year Ended 12/31/13	125,150	$1.346869	to	$1.525219	$176,523	1.22%	0.35%	to	1.25%	31.27%	to	32.46%
Year Ended 12/31/12	136,545	1.026015	to	1.152089	145,718	1.12	0.35	to	1.25	14.25	to	15.28
Year Ended 12/31/11	154,319	0.898065	to	0.999866	143,435	0.97	0.35	to	1.25	(2.77)	to	(1.89)
Year Ended 12/31/10	168,044	0.923622	to	1.019674	159,708	0.91	0.35	to	1.25	15.02	to	16.05
Year Ended 12/31/09	177,858	0.803032	to	0.879089	146,512	1.35	0.35	to	1.25	29.77	to	30.94
Russell Aggressive Equity
Year Ended 12/31/13	38,332	$2.114649	to	$2.519468	$85,147	0.43%	0.35%	to	1.25%	38.27%	to	39.51%
Year Ended 12/31/12	41,071	1.518007	to	1.806823	65,861	1.07	0.35	to	1.25	14.39	to	15.43
Year Ended 12/31/11	45,738	1.317081	to	1.566133	63,933	0.49	0.35	to	1.25	(5.39)	to	(4.54)
Year Ended 12/31/10	49,169	1.381733	to	1.641396	72,510	0.47	0.35	to	1.25	23.33	to	24.44
Year Ended 12/31/09	51,426	1.111994	to	1.319681	61,405	0.53	0.35	to	1.25	29.77	to	30.94
Russell Non-U.S.
Year Ended 12/31/13	112,804	$1.384260	to	$1.755832	$168,073	2.00%	0.35%	to	1.25%	20.40%	to	21.48%
Year Ended 12/31/12	121,943	1.141179	to	1.446069	150,569	1.76	0.35	to	1.25	18.32	to	19.39
Year Ended 12/31/11	131,481	0.957245	to	1.211791	137,040	1.67	0.35	to	1.25	(13.96)	to	(13.19)
Year Ended 12/31/10	132,110	1.104276	to	1.396534	160,280	0.90	0.35	to	1.25	10.04	to	11.03
Year Ended 12/31/09	131,019	0.996026	to	1.258399	144,613	2.87	0.35	to	1.25	24.92	to	26.04
Russell Core Bond
Year Ended 12/31/13	229,083	$1.838117	to	$2.081422	$449,860	1.43%	0.35%	to	1.25%	(2.67%)	to	(1.80%)
Year Ended 12/31/12	191,034	1.888622	to	2.120573	383,159	2.34	0.35	to	1.25	7.02	to	7.99
Year Ended 12/31/11	157,342	1.764666	to	1.964588	293,631	3.20	0.35	to	1.25	3.39	to	4.32
Year Ended 12/31/10	139,961	1.706840	to	1.884222	251,280	3.80	0.35	to	1.25	8.66	to	9.64
Year Ended 12/31/09	126,290	1.570866	to	1.719494	208,775	4.70	0.35	to	1.25	14.38	to	15.41

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2013

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Russell Global Real Estate Securities
Year Ended 12/31/13	126,270	$3.240150	to	$3.834838	$446,707	3.99%	0.35%	to	1.25%	2.36%	to	3.29%
Year Ended 12/31/12	117,644	3.165381	to	3.718411	403,402	5.09	0.35	to	1.25	25.97	to	27.11
Year Ended 12/31/11	113,927	2.512877	to	2.929798	307,756	2.23	0.35	to	1.25	(8.20)	to	(7.37)
Year Ended 12/31/10	108,747	2.737367	to	3.167776	317,560	2.23	0.35	to	1.25	21.40	to	22.49
Year Ended 12/31/09	110,477	2.254880	to	2.590003	264,192	4.61	0.35	to	1.25	27.34	to	28.49
Russell LifePoints Moderate Strategy
Year Ended 12/31/13	74,852	$1.248227	to	$1.325425	$97,582	1.70%	0.35%	to	1.25%	5.46%	to	6.41%
Year Ended 12/31/12	72,636	1.183568	to	1.245535	89,430	3.00	0.35	to	1.25	9.68	to	10.68
Year Ended 12/31/11	64,643	1.079083	to	1.125385	72,645	2.59	0.35	to	1.25	(1.12)	to	(0.23)
Year Ended 12/31/10	47,197	1.091278	to	1.127951	53,772	4.83	0.35	to	1.25	11.23	to	12.23
Year Ended 12/31/09	33,799	0.981117	to	1.005025	34,380	4.38	0.35	to	1.25	20.93	to	22.02
Russell LifePoints Balanced Strategy
Year Ended 12/31/13	220,379	$1.219361	to	$1.294830	$282,043	2.14%	0.35%	to	1.25%	11.03%	to	12.04%
Year Ended 12/31/12	207,549	1.098181	to	1.155731	236,901	2.47	0.35	to	1.25	11.55	to	12.56
Year Ended 12/31/11	188,481	0.984507	to	1.026783	192,301	2.22	0.35	to	1.25	(3.60)	to	(2.74)
Year Ended 12/31/10	145,670	1.021321	to	1.055676	153,933	4.00	0.35	to	1.25	12.65	to	13.66
Year Ended 12/31/09	110,766	0.906670	to	0.928797	102,430	3.35	0.35	to	1.25	23.93	to	25.05
Russell LifePoints Growth Strategy
Year Ended 12/31/13	142,560	$1.158315	to	$1.229996	$169,864	2.27%	0.35%	to	1.25%	15.11%	to	16.15%
Year Ended 12/31/12	127,105	1.006249	to	1.058967	131,181	2.03	0.35	to	1.25	12.79	to	13.82
Year Ended 12/31/11	115,069	0.892120	to	0.930416	105,326	1.91	0.35	to	1.25	(5.91)	to	(5.07)
Year Ended 12/31/10	91,110	0.948175	to	0.980061	88,063	3.13	0.35	to	1.25	13.64	to	14.66
Year Ended 12/31/09	70,930	0.834382	to	0.854740	60,105	2.57	0.35	to	1.25	26.99	to	28.14
Russell LifePoints Equity Growth Strategy
Year Ended 12/31/13	35,963	$1.080041	to	$1.146904	$40,657	2.52%	0.35%	to	1.25%	18.33%	to	19.39%
Year Ended 12/31/12	34,660	0.912766	to	0.960618	32,795	1.73	0.35	to	1.25	14.24	to	15.27
Year Ended 12/31/11	34,891	0.799007	to	0.833341	28,667	1.53	0.35	to	1.25	(7.39)	to	(6.55)
Year Ended 12/31/10	29,716	0.862730	to	0.891768	26,230	2.95	0.35	to	1.25	13.67	to	14.69
Year Ended 12/31/09	24,551	0.759004	to	0.777533	19,010	1.43	0.35	to	1.25	29.20	to	30.37
Credit Suisse Trust Commodity Return Strategy
Period Ended 12/31/13 (3)	21,442	$6.852188	to	$7.018922	$149,340	0.00%	0.35%	to	1.25%	1.63%	to	1.75%

6.	Subsequent Event

Management has evaluated the events and/or the transactions that have occurred through the date of the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures.

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(3)	Division commenced operations on November 15, 2013.

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company Board of Trustees and

Contract Owners of NML Variable Annuity Account B

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of NML Variable Annuity Account B and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division, Credit Suisse Trust Commodity Return Strategy Division, at December 31, 2013, and the results of their operations and the changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2013 by correspondence with Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust, the Russell Investment Funds and Credit Suisse Trust, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 28, 2014

The following consolidated financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual to meet its obligations under the Contract.

The Northwestern Mutual Life Insurance Company

Consolidated Financial Statements

December 31, 2013, 2012 and 2011

The Northwestern Mutual

Life Insurance Company

Consolidated Financial Statements

December 31, 2013, 2012 and 2011

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Financial Position

(in millions)

	December 31,
	2013	2012

Assets:
Bonds	$122,331	$114,524
Mortgage loans	26,845	24,346
Policy loans	16,306	15,789
Common and preferred stocks	2,965	4,266
Real estate	1,506	1,304
Other investments	12,184	11,353
Cash and temporary investments	2,262	2,393

Total investments	184,399	173,975

Due and accrued investment income	1,840	1,822
Net deferred tax assets	2,647	2,556
Deferred premium and other assets	2,877	2,721
Separate account assets	25,343	21,376

Total assets	$217,106	$202,450

Liabilities and surplus:
Reserves for policy benefits	$158,751	$149,599
Policyowner dividends payable	5,210	5,041
Interest maintenance reserve	1,194	1,224
Asset valuation reserve	3,358	3,216
Income taxes payable	550	507
Other liabilities	5,501	5,311
Separate account liabilities	25,343	21,376

Total liabilities	199,907	186,274

Surplus:
Surplus notes	1,750	1,750
Unassigned surplus	15,449	14,426

Total surplus	17,199	16,176

Total liabilities and surplus	$217,106	$202,450

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Operations

(in millions)

	For the years ended
	December 31,
	2013	2012	2011

Revenue:
Premiums	$16,599	$15,394	$14,618
Net investment income	8,744	8,677	8,439
Other income	566	550	538

Total revenue	25,909	24,621	23,595

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	7,949	7,302	7,074
Net additions to policy benefit reserves	9,018	8,561	7,949
Net transfers to separate accounts	542	492	481

Total benefits	17,509	16,355	15,504

Commissions and operating expenses	2,680	2,609	2,437

Total benefits and expenses	20,189	18,964	17,941

Gain from operations before dividends and taxes	5,720	5,657	5,654

Policyowner dividends	5,212	5,045	4,973

Gain from operations before taxes	508	612	681
Income tax expense (benefit)	(18)	37	6

Net gain from operations	526	575	675
Net realized capital gains (losses)	276	208	(30)

Net income	$802	$783	$645

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

	For the years ended
	December 31,
	2013	2012	2011

Beginning of year balance	$16,176	$14,813	$14,385

Net income	802	783	645

Change in net unrealized capital gains (losses)	346	379	(213)

Change in net deferred tax assets	237	315	242

Change in nonadmitted assets and other	(58)	(173)	(142)

Change in asset valuation reserve	(142)	133	(99)

Change in reserve valuation basis	-	(59)	-

Change in accounting principle	(162)	(15)	(5)

Net increase in surplus	1,023	1,363	428

End of year balance	$17,199	$16,176	$14,813

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Cash Flows

(in millions)

	For the years ended
	December 31,
	2013	2012	2011

Cash flows from operating activities:
Premiums and other income received	$12,243	$11,211	$10,529
Investment income received	8,827	8,901	8,537
Benefit payments to policyowners and beneficiaries	(8,215)	(7,702)	(7,336)
Net transfers to separate accounts	(527)	(474)	(459)
Commissions, expenses and taxes paid	(2,802)	(3,118)	(2,607)

Net cash provided by operating activities	9,526	8,818	8,664

Cash flows from investing activities:
Proceeds from investments sold or matured:
Bonds	36,567	33,733	32,769
Common and preferred stocks	4,305	7,277	8,467
Mortgage loans	2,169	2,707	2,249
Real estate	83	570	10
Other investments	1,268	1,706	1,688

Subtotal proceeds from investments	44,392	45,993	45,183

Cost of investments acquired:
Bonds	43,758	44,102	39,143
Common and preferred stocks	3,018	3,690	6,907
Mortgage loans	4,670	4,040	3,760
Real estate	290	192	233
Other investments	1,856	1,731	1,931

Subtotal cost of investments acquired	53,592	53,755	51,974

Disbursement of policy loans, net of repayments	517	642	674

Net cash applied to investing activities	(9,717)	(8,404)	(7,465)

Cash flows from financing and miscellaneous sources:
Net inflows (outflows) on deposit-type contracts	93	113	(154)
Other cash applied	(33)	(555)	(552)

Net cash provided by (applied to) financing and miscellaneous sources	60	(442)	(706)

Net increase (decrease) in cash and temporary investments	(131)	(28)	493
Cash and temporary investments, beginning of year	2,393	2,421	1,928

Cash and temporary investments, end of year	$2,262	$2,393	$2,421

Supplemental disclosures of cash flow information
Non-cash investing activities not included above:
Bond forward committments	$17,482	$17,139	$9,532
Bond refinancings and exchanges	2,156	1,842	2,376
Mortgage loan refinancings	831	1,089	725
Transfers with affiliated entities	911	-	196
Common stock exchanges	81	110	133

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

1.	Basis of Presentation

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (together, “the Company”). All intercompany balances and transactions have been eliminated. The Company offers life, annuity, disability and long-term care insurance products to the personal, business and estate markets throughout the United States of America.

The consolidated financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“statutory basis of accounting”), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with generally accepted accounting principles (“GAAP”), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statements of operations, are defined differently, (5) majority-owned, non-insurance subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income and (7) no deferral of realized investment gains and losses is permitted. The effects on the Company’s financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

The Company utilizes an accounting practice that varies from the Accounting Practices and Procedures Manual of the NAIC with the permission of the Office of the Commissioner of Insurance of the State of Wisconsin (“permitted practices”). Permitted practices are used in situations where the Company and the Office of the Commissioner of Insurance of the State of Wisconsin (“OCI”) agree that an alternative accounting practice would be more appropriate based on the Company’s circumstances. The Company currently utilizes a permitted practice for its investment in Frank Russell Company (see Note 11). During 2013, the Company discontinued the use of a permitted practice for the valuation of its oil and gas investments (see Note 3).

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires management to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 14 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance policyowners, secured by the cash value of the related policies, and are reported at unpaid principal balance. Policy loans earn interest at either a fixed rate or at a variable rate that is reset annually, dependent on the related election made by the policyowner when applying for their policy. Some policies with a fixed rate loan provision permit the Company, at its discretion, to set the interest rate below that specified by the policy. Annual interest rates on policy loans ranged from 3.97% to 8.00% for loans outstanding at December 31, 2013. Policy loans have no stated maturity date, with repayment of principal made at the discretion of the policyowner. Policyowner dividends available on the portion of life insurance cash values that serve as collateral for policy loans are generally determined using the “direct recognition method,” whereby dividends on the loaned portion of such policies are calculated with reference to the interest rate charged on the policy loan. As a result, the Company considers the unpaid principal balance of policy loans to approximate fair value.

Temporary Investments

Temporary investments represent securities that had maturities of one year or less at purchase, primarily money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in stated-rate investment options through the Company’s general account. Separate account assets are generally reported at fair value primarily based on quoted market prices for the underlying investment securities. See Note 7 and Note 14 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Reserves for Policy Benefits

Reserves for policy benefits generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the OCI. These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 and Note 14 for more information regarding the Company’s reserves for policy benefits.

Policyowner Dividends

All life, disability and long-term care insurance policies and certain annuity policies issued by the Company are participating. Annually, the Company’s Board of Trustees approves dividends payable on participating policies during the subsequent fiscal year, which are accrued and charged to operations when approved. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, use them to reduce future premiums due, use them to purchase additional insurance benefits or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

insurance benefits are reported as premiums in the consolidated statements of operations but are not included in premiums received or benefit payments in the consolidated statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of actual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year.

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (“IMR”). The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by an interest rate-related derivative instrument.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (“AVR”). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the consolidated statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary annuity contracts without life contingencies are deposit-type transactions and excluded from revenue in the consolidated statements of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest and dividends received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries and prepayment fees on bonds and mortgage loans. Net investment income is reduced by investment management expenses, real estate depreciation, interest costs associated with securities lending and interest expense related to the Company’s surplus notes. See Note 3 for more information regarding net investment income and Note 13 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, disability and long-term care benefits, as well as matured endowments and payments on supplementary annuity contracts that include life contingencies. Benefit payments on supplementary annuity contracts without life contingencies are deposit-type transactions and excluded from benefits in the

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

consolidated statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

Information Technology Equipment and Software

The cost of information technology (“IT”) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years. IT equipment and operating software assets of $41 million and $35 million at December 31, 2013 and 2012, respectively, are included in other assets in the consolidated statements of financial position and are net of accumulated depreciation of $256 million and $233 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statements of financial position. Depreciation expense for IT equipment and software totaled $70 million, $67 million and $71 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statements of financial position. Depreciation expense for furniture, fixtures and equipment totaled $7 million for each of the years ended December 31, 2013, 2012 and 2011.

Investment Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investment assets sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that management considers to be “other than temporary.” Realized capital gains and losses as reported in the consolidated statements of operations are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest-rate related capital gains or losses. See Note 3 for more information regarding realized capital gains and losses, including other-than-temporary valuation adjustments.

Unrealized capital gains and losses include currency translation adjustments on foreign-denominated bonds and changes in the fair value of common stocks and other equity investments and are reported net of any related changes in deferred taxes. Other changes in the Company’s equity method share of the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries are also reported as changes in unrealized capital gains and losses. Changes in unrealized capital gains and losses are reported in the consolidated statements of changes in surplus. See Note 3 for more information regarding unrealized capital gains and losses.

Nonadmitted Assets

Certain assets are designated as “nonadmitted” on the statutory basis of accounting. Such assets, principally related to pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation), deferred tax assets in excess of statutory limits and certain equity-method investments for which audits are not performed are excluded from assets and surplus in the

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

consolidated statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the consolidated statements of changes in surplus.

Foreign Currency Translation

All of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company does make bond, equity and other investments that are denominated in a foreign currency or issued by an entity doing business in another country. Investments denominated in a foreign currency are translated to U.S. dollars at each reporting date using then-current market foreign currency exchange rates. Translation gains or losses relating to fluctuations in market exchange rates are reported as a change in unrealized capital gains and losses until the related investment security is sold or matures, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt of foreign-denominated interest or dividends, are translated to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Subsequent Events

Company management has evaluated events subsequent to December 31, 2013 through February 21, 2014, the date these consolidated financial statements were available to be issued. Based on this evaluation, it is management’s opinion that no events subsequent to December 31, 2013 have occurred that are material to the Company’s financial position at that date or the results of its operations for the year then ended.

3.	Investments

Bonds

The Securities Valuation Office (“SVO”) of the NAIC evaluates the credit quality of the Company’s bond investments and issues related credit ratings. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the financial statements at amortized cost, less any valuation adjustment. Bonds rated “6” (lowest quality) are reported at the lower of amortized cost or fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 14 for more information regarding the fair value of the Company’s investments in bonds.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Statement value and fair value of bonds at December 31, 2013 and 2012, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2013	Reconciliation to Fair Value
		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$6,582	$626	$(46)	$7,162

States, territories and possessions	694	51	(7)	738

Special revenue and assessments	27,179	595	(639)	27,135

All foreign governments	328	39	(4)	363

Hybrid securities	292	26	(28)	290

Industrial and miscellaneous	87,256	5,154	(1,070)	91,340

Total bonds	$122,331	$6,491	$(1,794)	$127,028

December 31, 2012	Reconciliation to Fair Value
		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$7,203	$1,393	$(1)	$8,595

States, territories and possessions	677	135	-	812

Special revenue and assessments	24,183	1,375	(10)	25,548

All foreign governments	326	66	-	392

Hybrid securities	450	35	(36)	449

Industrial and miscellaneous	81,685	9,009	(212)	90,482

Total bonds	$114,524	$12,013	$(259)	$126,278

Bonds classified by the NAIC as “special revenue and assessments” consist primarily of government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as “industrial and miscellaneous” consist primarily of notes issued by corporate entities, private utilities and structured securities not issued by government agencies.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Statement value of bonds by SVO rating category at December 31, 2013 and 2012 was as follows:

December 31, 2013	SVO Rating
	1	2	3	4	5	6	Total
	(in millions)

U.S. Government	$6,582	$-	$-	$-	$-	$-	$6,582

States, territories and possessions	694	-	-	-	-	-	694

Special revenue and assessments	27,115	46	-	-	18	-	27,179

All foreign governments	289	39	-	-	-	-	328

Hybrid securities	121	156	7	8	-	-	292

Industrial and miscellaneous	39,176	36,595	5,799	3,971	1,648	67	87,256

Total bonds	$73,977	$36,836	$5,806	$3,979	$1,666	$67	$122,331

December 31, 2012	SVO Rating
	1	2	3	4	5	6	Total
	(in millions)

U.S. Government	$7,203	$-	$-	$-	$-	$-	$7,203

States, territories and possessions	677	-	-	-	-	-	677

Special revenue and assessments	24,080	28	31	44	-	-	24,183

All foreign governments	300	26	-	-	-	-	326

Hybrid securities	144	208	42	56	-	-	450

Industrial and miscellaneous	36,839	34,676	5,015	3,628	1,370	157	81,685

Total bonds	$69,243	$34,938	$5,088	$3,728	$1,370	$157	$114,524

Based on statement value, 91% of the Company’s bond portfolio was rated either 1 or 2 (i.e., rated as “investment grade”) by the SVO at each of December 31, 2013 and 2012.

Statement value and fair value of bonds by contractual maturity at December 31, 2013 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment premiums.

	Statement Value	Fair Value
	(in millions)
Due in one year or less	$2,940	$2,992
Due after one year through five years	28,284	30,216
Due after five years through ten years	37,394	38,730
Due after ten years	19,339	20,548

Subtotal	87,957	92,486
Structured securities	34,374	34,542

Total bonds	$122,331	$127,028

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

The Company’s bond portfolio includes investments in structured securities, with a significant concentration in residential mortgage-backed securities issued by government agencies. Statement value and fair value of structured securities at December 31, 2013 and 2012, aggregated by investment grade or “below investment grade” (i.e., rated 3, 4, 5 or 6 by the SVO), were as follows:

December 31, 2013	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Residential mortgage-backed:
Government agencies	$25,526	$25,405	$-	$-	$25,526	$25,405
Other prime	385	386	2	2	387	388
Other below-prime	79	81	22	25	101	106
Commercial mortgage-backed:
Government agencies	534	549	-	-	534	549
Conduit	2,000	2,035	129	120	2,129	2,155
Re-REMIC	500	529	5	8	505	537
Other commercial mortgage-backed	68	75	19	19	87	94
Other asset-backed	4,989	5,186	116	122	5,105	5,308

Total structured securities	$34,081	$34,246	$293	$296	$34,374	$34,542

December 31, 2012	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Residential mortgage-backed:
Government agencies	$22,738	$23,783	$-	$-	$22,738	$23,783
Other prime	289	304	9	8	298	312
Other below-prime	163	167	41	42	204	209
Commercial mortgage-backed:
Government agencies	414	454	-	-	414	454
Conduit	1,902	2,003	136	97	2,038	2,100
Re-REMIC	514	561	31	32	545	593
Other commercial mortgage-backed	82	88	28	20	110	108
Other asset-backed	4,594	5,015	202	205	4,796	5,220

Total structured securities	$30,696	$32,375	$447	$404	$31,143	$32,779

Based on statement value, 99% of the Company’s structured securities portfolio was rated as investment grade at each of December 31, 2013 and 2012.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company and are reported at unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method.

The statement value of mortgage loans by collateral property type and U.S. geographic location at December 31, 2013 and 2012 was as follows:

December 31, 2013	East	Midwest	South	West	Total
	(in millions)
Apartment	$2,268	$357	$1,754	$3,198	$7,577
Office	2,513	599	1,673	3,549	8,334
Retail	2,961	815	2,265	1,989	8,030
Warehouse/Industrial	438	213	374	1,047	2,072
Other	145	139	299	249	832

Total	$8,325	$2,123	$6,365	$10,032	$26,845

December 31, 2012	East	Midwest	South	West	Total
	(in millions)
Apartment	$2,129	$372	$1,556	$2,760	$6,817
Office	2,292	416	1,599	3,057	7,364
Retail	2,368	649	2,110	1,892	7,019
Warehouse/Industrial	468	231	493	1,083	2,275
Other	168	143	299	261	871

Total	$7,425	$1,811	$6,057	$9,053	$24,346

The statement value of mortgage loans by contractual maturity at December 31, 2013 is summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to prepay obligations with or without prepayment premiums.

Statement Value
(in millions)
Due in one year or less	$705
Due after one year through two years	1,649
Due after two years through five years	7,346
Due after five years through eight years	6,024
Due after eight years	11,121

$26,845

All mortgage loans were current on contractual interest and principal payments at each of December 31, 2013 and 2012. The maximum and minimum interest rates for mortgage loans originated during 2013 were 6.50% and 3.00%, respectively, while these rates during 2012 were 6.00% and 3.50%, respectively. The aggregate weighted-average ratio of amounts loaned to the

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

fair value of collateral (“loan-to-value ratio”) for mortgage loans originated or refinanced during 2013 and 2012 was 59% and 60%, respectively, with a maximum of 100% for any single loan during each of 2013 and 2012. Loans with a 100% loan-to-value (“LTV”) ratio at origination are made on a very limited basis and generally represent construction loans on build-to-suit properties. These loans are expected to be refinanced with conventional mortgage loans having a LTV ratio between 50% and 70% upon completion of construction. At December 31, 2013 and 2012, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 55% and 57%, respectively.

LTV ratios are commonly used to assess the credit quality of commercial mortgage loans. A smaller LTV ratio generally indicates a higher quality loan. The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2013 and 2012 was as follows:

December 31, 2013	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)
Apartment	$2,204	$4,826	$376	$171	$7,577
Office	2,295	5,428	546	65	8,334
Retail	3,121	4,465	392	52	8,030
Warehouse/Industrial	407	1,330	251	84	2,072
Other	132	600	61	39	832

Total	$8,159	$16,649	$1,626	$411	$26,845

December 31, 2012	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)
Apartment	$1,513	$4,485	$562	$257	$6,817
Office	2,175	4,513	626	50	7,364
Retail	1,607	4,876	497	39	7,019
Warehouse/Industrial	464	1,017	728	66	2,275
Other	90	635	74	72	871

Total	$5,849	$15,526	$2,487	$484	$24,346

The aggregate statement value of mortgage loans with LTV ratios in excess of 100% was $95 million and $104 million at December 31, 2013 and 2012, respectively.

The estimated fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company’s real estate professionals. More frequent updates are performed if deemed necessary by changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 14 for more information regarding the fair value of the Company’s investments in mortgage loans.

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a proposal by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

of loan maturity and/or changes to loan covenants. When such modifications are made, statutory accounting guidance requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. The Company reported $0, $9 million and $0 of realized capital losses related to troubled debt restructuring of mortgage loans for the years ended December 31, 2013, 2012 and 2011, respectively. At December 31, 2013 and 2012, the Company had $66 million and $68 million, respectively, of principal outstanding on mortgage loans that were considered “restructured.”

In circumstances where management has deemed it probable that the Company will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in unrealized capital gains and losses in the consolidated statements of changes in surplus. If management later determines that the decline in value is other than temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company reported a $3 million valuation allowance at December 31, 2013 on two mortgage loans with an aggregate statement value of $23 million. The Company had no mortgage loan valuation allowance at December 31, 2012.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $2.4 billion and $3.6 billion of common stock included in the consolidated statements of financial position at December 31, 2013 and 2012, respectively. The fair value for publicly-traded common stocks is based primarily on quoted market prices. For private common stocks without quoted market prices, fair value is based upon internally-developed pricing models and external pricing sources. The equity method is generally used to report investments in common stock of unconsolidated, non-insurance subsidiaries. Common and preferred stocks as reported in the consolidated statements of financial position do not include $3 million and $7 million of equity in unconsolidated subsidiaries that was nonadmitted at December 31, 2013 and 2012, respectively. See Note 14 for more information regarding the fair value of the Company’s investments in common stock.

Preferred stocks rated 1, 2 or 3 by the SVO are reported at amortized cost. Preferred stocks rated 4, 5 or 6 by the SVO are reported at the lower of amortized cost or fair value. At December 31, 2013 and 2012, the consolidated statements of financial position included $553 million and $657 million, respectively, of preferred stocks. The fair value for preferred stocks is based primarily on internally-developed pricing models. See Note 11 regarding the Company’s investments in Frank Russell Company preferred stock and Note 14 for more information regarding the fair value of the Company’s investments in preferred stock.

Real Estate

Real estate investments are reported at cost, less any valuation adjustments, encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated based primarily on the capitalization of stabilized net operating income.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2013 and 2012 was as follows:

December 31, 2013	East	Midwest	South	West	Total
	(in millions)
Apartment	$267	$27	$57	$257	$608
Office	66	407	101	42	616
Warehouse/Industrial	41	18	-	167	226
Other	51	-	5	-	56

Total	$425	$452	$163	$466	$1,506

December 31, 2012	East	Midwest	South	West	Total
	(in millions)
Apartment	$182	$28	$35	$235	$480
Office	67	358	145	22	592
Warehouse/Industrial	11	-	-	164	175
Other	52	-	5	-	57

Total	$312	$386	$185	$421	$1,304

The Company’s home office properties are included in the tables above (Office/Midwest) and had an aggregate statement value of $296 million and $247 million at December 31, 2013 and 2012, respectively. The remainder of the Company’s investments in real estate is held for the production of income.

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (“JVs”) and limited liability companies (“LLCs”). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through a wholly-owned, non-insurance investment holding company organized as a limited liability company. The statement value of other investments held directly or indirectly by the Company at December 31, 2013 and 2012 was as follows:

	December 31,
	2013	2012
	(in millions)
Securities partnerships and LLCs	$4,255	$4,362
Bonds	2,099	2,129
Real estate JVs, partnerships and LLCs	1,814	1,876
Common and preferred stocks	1,208	604
Real estate	826	905
Low income housing tax credit properties	443	412
Leveraged leases	234	276
Derivative instruments	186	106
Cash and temporary investments	129	168
Other assets, net	990	515

Total	$12,184	$11,353

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

The aggregate statement value of other investments held indirectly through non-insurance investment holding companies was $6.2 billion and $5.9 billion at December 31, 2013 and 2012, respectively. Whether held directly by the Company or indirectly through its investment holding companies, securities or real estate partnerships, JVs, and LLCs are reported in the consolidated statements of financial position using the equity method based on the Company’s share of the underlying entities’ audited GAAP-basis equity. Other investments as reported in the consolidated statements of financial position do not include $187 million and $79 million of nonadmitted assets consisting primarily of equity in unconsolidated subsidiaries and oil and gas investments at December 31, 2013 and 2012, respectively. For securities partnerships and LLCs, bonds, common and preferred stocks, cash and temporary investments and derivative instruments, the underlying entity generally reports these investments at fair value. For real estate-related investments (including JVs, partnerships and LLCs), tax credit properties and leveraged leases, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization. Tax credit properties had 13 years and 14 years of unexpired credits at December 31, 2013 and 2012, respectively. The required holding period for tax credit properties is 15 years.

At December 31, 2012, oil and gas investments were reported in the consolidated statements of financial position using the full cost method, an accounting method that was permitted by the OCI. The Company discontinued the use of this permitted practice during 2013. At December 31, 2013, oil and gas investments were recorded using the equity method of accounting. However, the statement value of these investments was nonadmitted from assets and surplus in the consolidated statements of financial position as audits were not performed for these investments. The $38 million decrease in the statement value of these investments was reported as a change in accounting principle in the consolidated statements of changes in surplus.

See Note 4 for more information regarding the Company’s use of derivatives.

Net Investment Income

The sources of net investment income for the years ended December 31, 2013, 2012 and 2011 were as follows:

	For the years ended December 31,
	2013	2012	2011
	(in millions)
Bonds	$5,500	$5,398	$5,382
Mortgage loans	1,412	1,453	1,336
Policy loans	1,089	1,056	1,068
Common and preferred stocks	178	226	246
Real estate	176	195	235
Derivative instruments	30	29	26
Other investments	617	653	545
Amortization of IMR	262	189	119

Gross investment income	9,264	9,199	8,957
Less: investment expenses	520	522	518

Net investment income	$8,744	$8,677	$8,439

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Accrued investment income more than ninety days past due is a nonadmitted asset and reported as a direct reduction to surplus in the consolidated statements of changes in surplus. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made.

Realized Capital Gains and Losses

Realized capital gains and losses for the years ended December 31, 2013, 2012 and 2011 were as follows:

	For the year ended December 31, 2013			For the year ended December 31, 2012			For the year ended December 31, 2011
	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)
	(in millions)			(in millions)			(in millions)

Bonds	$772	$(463)	$309	$786	$(397)	$389	$ 988	$(277)	$711
Common and preferred stocks	583	(64)	519	756	(361)	395	884	(514)	370
Mortgage loans	-	-	-	-	(9)	(9)	2	(1)	1
Real estate	35	-	35	375	(69)	306	66	(4)	62
Other investments	178	(230)	(52)	237	(315)	(78)	318	(595)	(277)

Subtotal	$1,568	$(757)	811	$2,154	$(1,151)	1,003	$ 2,258	$(1,391)	867

Less: IMR gains (before taxes)			356			463			645
Less: Capital gains tax			179			332			252

Net realized capital gains (losses)			$276			$208			$ (30)

Realized capital gains and losses are generally the result of normal investment trading activity. Realized capital gains from real estate investments for the year ended December 31, 2012 included a $297 million pretax gain from the sale of a single commercial office property in Seattle, Washington. Proceeds from the sale of bonds totaled $24 billion at each of the years ended December 31, 2013, 2012 and 2011.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify those that have experienced a decline in fair value that is “other than temporary.” Factors considered include the duration and extent to which fair value was less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other than temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry segment credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on the appraised value of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary valuation adjustment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted for its share of subsequent net earnings and/or distributions. The review of securities partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

Realized capital losses related to declines in fair value of investments that were considered to be other than temporary for the years ended December 31, 2013, 2012 and 2011 were as follows:

	For the years ended December 31,
	2013	2012	2011
Bonds, common and preferred stocks:	(in millions)
Structured securities	$(14)	$(36)	$(37)
Financial services	(3)	(42)	(38)
Consumer discretionary	(9)	(26)	(23)
Industrials	(14)	(35)	(7)
Energy	-	(30)	(22)
Other	(11)	(30)	(13)

Subtotal	(51)	(199)	(140)

Other investments:
Real estate and RE funds	(9)	(59)	(49)
Mortgage loans	-	(9)	-
Securities partnerships	(6)	-	-
Energy and transportation	-	-	(30)

Subtotal	(15)	(68)	(79)

Total	$(66)	$(267)	$(219)

In addition to the realized capital losses above, $45 million, $42 million and $30 million of other-than-temporary valuation adjustments were recorded by the Company’s unconsolidated, non-insurance subsidiaries for the years ended December 31, 2013, 2012 and 2011, respectively. The decline in the Company’s equity in these subsidiaries resulting from these valuation adjustments is reported in changes in net unrealized capital gains and losses in the consolidated statements of changes in surplus.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Other-than-temporary valuation adjustments on structured securities for the years ended December 31, 2013, 2012 and 2011, including the circumstances of the adjustment, were as follows:

	For the years ended December 31,
	2013	2012	2011
	(in millions)
Intent to sell	$-	$-	$-
Present value of cash flows expected to be collected is less than amortized cost basis	(14)	(36)	(37)

Total	$(14)	$(36)	$(37)

At December 31, 2013, the Company continued to hold structured securities with aggregate statement values and fair values of $78 million and $92 million, respectively, for which other-than-temporary valuation adjustments totaling $186 million had been recognized since the adoption of Statement of Statutory Accounting Principle No. 43R, Loan-backed and Structured Securities (“SSAP 43R”) during 2009. These valuation adjustments were necessary because the present value of expected cash flows was less than the amortized cost of the security.

Unrealized Capital Gains and Losses

Changes in net unrealized capital gains and losses for the years ended December 31, 2013, 2012 and 2011 were as follows:

	For the years ended December 31,
	2013	2012	2011
	(in millions)
Bonds	$61	$165	$(89)
Common and preferred stocks	52	10	(550)
Other investments	331	279	248

Subtotal	444	454	(391)
Change in deferred taxes	(98)	(75)	178

Change in net unrealized capital gains (losses)	$346	$379	$(213)

Unrealized capital gains and losses include currency translation adjustments on foreign-denominated bonds and changes in the fair value of common stocks and other investments. Other changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated, non-insurance subsidiaries are also reported as changes in unrealized capital gains and losses. Net unrealized capital gains (losses) for the years ended December 31, 2013, 2012 and 2011 included $(292) million, $(323) million and $(204) million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated, non-insurance subsidiaries. The Company’s share of the earnings or losses of these subsidiaries is reported as a change in unrealized capital gains and losses when earned under the equity method of accounting. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net capital gains are reversed.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

The amortized cost and fair value of bonds and common and preferred stocks for which fair value declined and remained below cost at December 31, 2013 and 2012 were as follows:

	December 31, 2013
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months
	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference
	(in millions)
Bonds	$38,433	$36,949	$(1,484)	$3,305	$2,946	$(359)
Common and preferred stocks	170	152	(18)	23	19	(4)

Total	$38,603	$37,101	$(1,502)	$3,328	$2,965	$(363)

	December 31, 2012
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months
	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference
	(in millions)
Bonds	$5,388	$5,296	$(92)	$1,513	$1,198	$(315)
Common and preferred stocks	326	303	(23)	380	315	(65)

Total	$5,714	$5,599	$(115)	$1,893	$1,513	$(380)

During 2013, an increase in risk-free market interest rates led to an increase in bonds for which amortized cost exceeded fair value. The vast majority of these bonds were current on contractual interest and principal payments and are otherwise performing according to their contractual terms at December 31, 2013. The decrease in the aggregate amount by which the cost of common and preferred stocks exceeded fair value was due to equity market appreciation during 2013. Based on the results of the impairment review process described above, management considers these declines in fair value to be temporary based on current facts and circumstances.

At December 31, 2013 and 2012, the structured securities in an unrealized capital loss position for greater than 12 months was $213 million and $219 million, respectively, while structured securities in an unrealized capital loss position for less than 12 months was $531 million and $10 million, respectively.

Securities Lending

The Company participates in securities lending programs whereby general account investment securities are loaned to third parties, primarily major brokerage firms. These lending programs are intended to enhance the yield of the Company’s investment portfolio.

At December 31, 2013 and 2012, the aggregate statement value of loaned securities was $704 million and $757 million, respectively, while the aggregate fair value of these loaned securities, all lent with open terms, was $705 million and $797 million, respectively. All of the securities on loan at December 31, 2013 and 2012 were bonds. The offsetting liability of $725 million and $816

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

million, reflecting the obligation to return the collateral, is reported in other liabilities in the consolidated statements of financial position at December 31, 2013 and 2012, respectively.

The Company manages counterparty and other risks associated with its securities lending program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 102% of the market value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received. At December 31, 2013 and 2012, reinvested securities lending collateral held by the Company was $733 million and $817 million, respectively, which is reported at amortized cost.

The amortized cost, fair value and remaining term to maturity of reinvested securities lending collateral held by the Company at December 31, 2013 and 2012 were as follows:

	December 31,
	2013		2012
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in millions)

30 days or less	$213	$213	$286	$286
31-60 days	67	67	18	18
61-90 days	2	2	60	60
91-120 days	77	77	14	14
121-180 days	49	49	110	110
181-365 days	18	18	4	4
1-2 years	185	185	244	246
2-3 years	52	52	25	25
Greater than 3 years	70	70	56	56

Total	$733	$733	$817	$819

At December 31, 2013, the consolidated statements of financial position included $457 million in bonds and $276 million in cash and temporary investments related to the collateral assets summarized above. At December 31, 2012, the consolidated statements of financial position included $365 million in bonds and $452 million in cash and temporary investments related to these collateral assets.

There were no securities on loan within the separate accounts at either December 31, 2013 or 2012.

Restricted Assets

Certain of the Company’s investments are either pledged as collateral or are otherwise held beyond the exclusive control of the Company (“restricted assets”). The Company utilizes collateral support agreements with counterparties in connection with both securities lending and derivative transactions. Collateral in the form of securities is also required to be held on deposit with certain states. At December 31, 2013 and 2012, collateral relating to these programs was primarily in the form of cash, temporary investments and bonds, including U.S. Government securities. The Company had no pledged or restricted assets in the separate accounts at December 31, 2013 or 2012. See Note 4 for more information regarding the Company’s derivative portfolio.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Statement value of restricted assets at December 31, 2013 and 2012, summarized by type of restriction, was as follows:

	December 31,
	2013		2012
		(in millions)
Securities on loan	$704		$757

Derivatives collateral	8		121

Securities on deposit with states	7		7

Total restricted assets	$719		$885

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate (or “hedge”) the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives may be exchange traded or contracted in the over-the-counter market. A majority of the Company’s over-the-counter derivatives are bilateral contracts between two counterparties. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing counterparties.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (e.g., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or otherwise do not meet the qualifications for statutory hedge accounting are reported at fair value.

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

In addition to hedging, the Company uses derivatives for the purpose of investment replication. A replication is a derivative transaction that, when entered into in conjunction with other cash market investments, replicates the risk and reward characteristics of otherwise permissible investment positions. Derivatives used as part of a replication are reported on a basis consistent with the investment position being replicated (e.g., at amortized cost or fair value).

The Company also uses derivatives for income generation purposes. These instruments are reported on a basis consistent with the accounting treatment that would be used for the covering asset or underlying interest to which the derivative relates (e.g., at amortized cost or fair value). The premium received by the Company at the inception of the contract is deferred until the contract matures or is exercised by the counterparty or amortized over the life of the contract (if the term of the derivative is greater than one year).

The fair value of derivative instruments is based on quoted market prices, when available. In the absence of quoted market prices, fair value is estimated using industry-standard models with market observable inputs.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support arrangements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company held $152 million and $164 million of collateral under its collateral support arrangements at December 31, 2013 and 2012, respectively. The collateral is reported as cash and temporary investments in the consolidated statements of financial position, while the Company’s obligation to return the collateral is reported as other liabilities. The Company held no securities collateral at December 31, 2013 and 2012.

The Company posted $8 million and $121 million of bond securities collateral and $11 million and $21 million of cash collateral under these arrangements at December 31, 2013 and 2012, respectively. Bond securities posted as collateral are recorded as bonds and cash posted as collateral is recorded as other investments in the consolidated statements of financial position.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow hedges, with the related derivative instrument reported at amortized cost (if any) in the consolidated statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness. For the years ended December 31, 2013, 2012 and 2011, there were no gains or losses recorded with respect to derivatives that ceased to qualify for cash flow hedge accounting or for which the Company removed the cash flow hedge accounting designation.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to ten years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies over a period of up to thirty years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds for U.S. dollar-denominated payments, based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the consolidated statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified bond at a specified price at a future date.

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

Foreign currency futures are used to mitigate the foreign exchange risk of investments in portfolios of foreign securities. Foreign currency futures obligate the Company to exchange a specified amount of a foreign currency at a specified rate on a future date.

Equity total return swaps are used to mitigate market risk for investments in portfolios of common stocks and other equity securities. Equity total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable equity index return and a specified fixed rate of return applied to the notional amount of the contract.

Equity index futures are used to mitigate market risk for investments in portfolios of common stock. Equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date applied to the notional amount of the contract.

Purchased credit default swaps are used to mitigate the credit risk for investments in bonds issued by specific debtors. Credit default swaps provide the Company an option to put a specific bond to a counterparty at par in the event of a “credit event” encountered by the bond issuer. A credit event is generally defined as a bankruptcy, failure to make required payments or acceleration of issuer obligations under the terms of the bond.

Investment Replications

Fixed income futures replications are used in conjunction with the purchase of cash market instruments to manage the duration of investment in portfolios of fixed income securities and to mitigate interest rate risk for such portfolios. Fixed income futures replications are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

The Company did not have any open positions during 2013 or 2012.

Interest rate swap replications are used to replicate a bond investment through the use of cash market instruments combined with interest rate swaps. Interest rate swap replications, including the derivative components, are reported at amortized cost. The Company did not have any open contracts during 2013. The average fair value of open contracts was $3 million during 2012.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Equity total return swap replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Equity total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable equity index return and a specified fixed rate of return applied to the notional amount of the contract. Equity total return swaps are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was $4 million during 2013 and 2012.

Equity index futures replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Equity index futures replications are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. The Company did not have any open positions during 2013 or 2012.

Income Generation

Written equity call options (covered) are used to generate income in exchange for potential future gains on a specific common stock owned by the Company. The Company receives a cash premium at the inception of the contract, and the counterparty has the right (but not the obligation) to purchase the underlying security from the Company at a specified price at any time during the term of the contract. Written equity call options are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the contracts mature or are exercised by the counterparty, at which time a realized capital gain or loss is recognized. The Company did not have any open positions during 2013 or 2012.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

The effects of the Company’s use of derivative instruments on the consolidated statements of financial position at December 31, 2013 and 2012 were as follows:

	December 31, 2013
	Notional	Statement Value		Fair Value
	Amount	Assets	Liabilities	Assets	Liabilities
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$950	$9	$-	$79	$-
Interest rate swaps	92	-	-	10	(1)
Foreign exchange contracts:
Foreign currency swaps	1,240	26	(76)	23	(59)

Derivatives not designated as hedging instruments:
Interest rate contracts:
Swaptions	2,660	129	-	129	-
Fixed income futures	808	-	-	-	-
Foreign exchange contracts:
Foreign currency forwards	2,061	20	(42)	20	(42)
Foreign currency futures	-	-	-	-	-
Equity contracts:
Equity total return swaps	104	-	(2)	-	(2)
Equity index futures	-	-	-	-	-
Credit contracts:
Purchased credit default swaps	113	-	(1)	-	(1)

Investment replications:
Interest rate contracts:
Interest rate swaps	-	-	-	-	-
Equity contracts:
Equity total return swaps	106	2	-	2	-

Income generation:
Equity contracts:
Written equity call options (covered)	-	-	-	-	-

Total derivatives		$186	$(121)	$263	$(105)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

	December 31, 2012
	Notional	Statement Value		Fair Value
	Amount	Assets	Liabilities	Assets	Liabilities
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$950	$10	$-	$137	$-
Interest rate swaps	52	-	-	14	-
Foreign exchange contracts:
Foreign currency swaps	999	20	(100)	22	(61)

Derivatives not designated as hedging instruments:
Interest rate contracts:
Swaptions	2,441	67	-	67	-
Fixed income futures	811	5	-	5	-
Foreign exchange contracts:
Foreign currency forwards	871	1	(20)	1	(20)
Foreign currency futures	3	-	-	-	-
Equity contracts:
Equity total return swaps	101	-	(1)	-	(1)
Equity index futures	-	-	-	-	-
Credit contracts:
Purchased credit default swaps	138	-	(2)	-	(2)

Investment replications:
Interest rate contracts:
Interest rate swaps	-	-	-	-	-
Equity contracts:
Equity total return swaps	167	3	-	3	-

Income generation:
Equity contracts:
Written equity call options (covered)	-	-	-	-	-

Total derivatives		$106	$(123)	$249	$(84)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Derivative instruments are reported as other investments and other liabilities in the consolidated statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

The effects of the Company’s use of derivative instruments on the consolidated statements of operations and changes in surplus for the years ended December 31, 2013, 2012 and 2011 were as follows:

	For the year ended December 31, 2013
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$-	$-	$28
Interest rate swaps	-	-	3
Foreign exchange contracts:
Foreign currency swaps	28	(9)	8

Derivatives not designated as hedging instruments:
Interest rate contracts:
Swaptions	46	-	(7)
Fixed income futures	(5)	21	-
Foreign exchange contracts:
Foreign currency forwards	(3)	(1)	-
Foreign currency futures	-	-	-
Equity contracts:
Equity total return swaps	(1)	(31)	-
Equity index futures	-	(2)	-
Credit contracts:
Purchased credit default swaps	1	-	(2)

Investment replications:
Interest rate contracts:
Interest rate swaps	-	-	-
Fixed income futures	-	-	-
Equity contracts:
Equity total return swaps	(1)	51	-
Equity index futures	-	-	-

Income generation:
Equity contracts:
Written equity call options (covered)	-	-	-

Total derivatives	$65	$29	$30

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

	For the year ended December 31, 2012
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$-	$-	$30
Interest rate swaps	-	-	-
Foreign exchange contracts:
Foreign currency swaps	(22)	-	4

Derivatives not designated as hedging instruments:
Interest rate contracts:
Swaptions	(25)	-	(7)
Fixed income futures	45	(131)	-
Foreign exchange contracts:
Foreign currency forwards	(50)	24	-
Foreign currency futures	-	-	-
Equity contracts:
Equity total return swaps	(1)	(11)	-
Equity index futures	-	(5)	-
Credit contracts:
Purchased credit default swaps	(1)	-	(2)

Investment replications:
Interest rate contracts:
Interest rate swaps	-	7	4
Fixed income futures	-	-	-
Equity contracts:
Equity total return swaps	2	33	-
Equity index futures	-	-	-

Income generation:
Equity contracts:
Written equity call options (covered)	-	-	-

Total derivatives	$(52)	$(83)	$29

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

	For the year ended December 31, 2011
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$-	$-	$29
Interest rate swaps	-	-	3
Foreign exchange contracts:
Foreign currency swaps	51	(28)	-

Derivatives not designated as hedging instruments:
Interest rate contracts:
Swaptions	(35)	-	(7)
Fixed income futures	(72)	(141)	-
Foreign exchange contracts:
Foreign currency forwards	29	(23)	-
Foreign currency futures	-	-	-
Equity contracts:
Equity total return swaps	8	(11)	-
Equity index futures	2	(10)	-
Credit contracts:
Purchased credit default swaps	2	-	(3)

Investment replications:
Interest rate contracts:
Interest rate swaps	-	-	4
Fixed income futures	4	8	-
Equity contracts:
Equity total return swaps	(25)	15	-
Equity index futures	-	2	-

Income generation:
Equity contracts:
Written equity call options (covered)	15	(1)	-

Total derivatives	$(21)	$(189)	$26

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

5.	Reserves for Policy Benefits

General account reserves for policy benefits at December 31, 2013 and 2012 were as follows:

	December 31,
	2013	2012
	(in millions)
Life insurance reserves	$141,345	$133,545
Annuity reserves	6,199	5,572
Disability and long-term care
unpaid claims and claim reserves	4,544	4,422
Disability and long-term care
active life reserves	4,047	3,538
Deposit funds	2,616	2,522

Total reserves for policy benefits	$158,751	$149,599

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner’s Reserve Valuation Method (“CRVM”) using the 1958, 1980 or 2001 CSO mortality tables with valuation interest rates ranging from 3.50% to 5.50%. Other life insurance reserves are based primarily on the net level premium method, using various mortality tables at interest rates ranging from 2.00% to 4.50%. As of December 31, 2013, the Company had $1.5 trillion of total life insurance in force, including $11.3 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated in pricing and use mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

Additional premiums are charged for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

Each year, the Company must perform asset adequacy testing to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed in accordance with presently accepted actuarial standards and must include assumptions necessary to

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

determine the adequacy of reserves under moderately adverse conditions. This testing resulted in an additional increase in certain life insurance reserves of $0, $1 million and $1 million for the years ended December 31, 2013, 2012 and 2011, respectively. These reserve increases were reported as net additions to policy benefit reserves in the consolidated statements of operations.

Annuity Reserves

Deferred annuity reserves on policies issued since 1985 are based primarily on the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) using the Annuity 2000 or 2012 Individual Annuity Reserve mortality tables with valuation interest rates ranging from 3.50% to 6.25%. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves on policies issued since 1985 are based on the present value of expected benefit payments using either the 1983 Individual Annuity ‘a’, Annuity 2000 or 2012 Individual Annuity Reserve mortality tables with valuation interest rates ranging from 3.50% to 7.50%. Changes in future policy benefit reserves on supplementary contracts without life contingencies are deposit-type transactions and excluded from net additions to policy benefit reserves in the consolidated statements of operations.

At December 31, 2013 and 2012, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit liabilities were as follows:

	December 31,
	General Account		Separate Accounts		Total
	2013	2012	2013	2012	2013	2012
	(in millions)
Subject to discretionary withdrawal
- with market value adjustment	$689	$839	$-	$-	$689	$839
- at book value less surrender charge of 5% or more	502	577	-	-	502	577
- at fair value	-	-	15,008	12,548	15,008	12,548
- at book value without adjustment	4,350	4,123	-	-	4,350	4,123
Not subject to discretionary withdrawal	3,274	2,555	4,174	3,771	7,448	6,326

Total annuity reserves and deposit liabilities	$8,815	$8,094	$19,182	$16,319	$27,997	$24,413

Asset adequacy testing resulted in an additional increase in annuity reserves of $0, $13 million and $33 million for the years ended December 31, 2013, 2012 and 2011, respectively. These reserve increases were reported as net additions to policy benefit reserves in the consolidated statements of operations.

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability policies are based on the present value of expected benefit payments, primarily using the 1985 Commissioner’s Individual Disability Table A (“CIDA”) modified for Company experience, with valuation interest rates ranging from 3.00% to 5.50%. Unpaid claims and claim reserves for long-term care policies are based on the present value of expected benefit payments using industry-based morbidity experience with valuation interest rates ranging from 3.50% to 4.50%.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies were $4.5 billion and $4.4 billion at December 31, 2013 and 2012, respectively. Changes in these reserves for the years ended December 31, 2013 and 2012 were as follows:

	For the years ended December 31,
	2013	2012
	(in millions)
Balance at January 1	$4,422	$4,254

Incurred related to:
Current year	670	647
Prior years	20	76

Total incurred	690	723

Paid related to:
Current year	(22)	(22)
Prior years	(546)	(533)

Total paid	(568)	(555)

Balance at December 31	$4,544	$4,422

Changes in reserves for incurred claims related to prior years are generally the result of differences between assumed claim experience at the time reserves were originally estimated and subsequent actual claim experience.

Active life reserves for disability policies issued prior to 1987 are based on the net level premium method, using the 1964 Commissioner’s Disability Table for morbidity with valuation interest rates ranging from 3.00% to 4.00%. Active life reserves for disability policies issued since 1987 are based primarily on the two-year preliminary term method using the 1985 CIDA for morbidity. Policies issued between 1987 and 2012 utilized a valuation interest rate of 4.00% while those issued after 2012 utilized a valuation interest rate of 3.50%. Active life reserves are mean reserves for disability policies issued through 2000 and mid-terminal plus unearned premium reserves for policies issued after 2000.

Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience. For policies issued prior to March 2002, reserves are based on a 4.00% valuation interest rate and total terminations based on the 1983 Individual Annuity Mortality table without lapses. For policies issued since March 2002, minimum reserves are based on valuation interest rates ranging from 3.50% to 4.50% and total terminations based on the 1994 Group Annuity Mortality table with lapses. For March 2002 through September 2010 issues, a separate calculation is performed using valuation interest rates ranging from 4.87% to 5.60% and assuming no lapses. Reserves from the separate calculation are compared in the aggregate to the minimum reserves as calculated above and the greater of the two is reported.

For valuations prior to 2012, the Company utilized the 1983 Individual Annuity Mortality table, the 1983 Group Annuity Mortality table, or the 1994 Group Annuity Mortality table for the calculation of minimum reserves for policies. At January 1, 2012, use of the 1983 Group Annuity Mortality table to calculate minimum reserves for policies issued from March 2002 through 2004 was replaced with a calculation using only the 1994 Group Annuity Mortality table and

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

assumptions regarding interest rates and claim costs were adjusted to reflect more recent expectations. These changes in reserve valuation bases resulted in a $59 million increase in reserves that was reported as a direct decrease to surplus in the consolidated statements of changes in surplus for the year ended December 31, 2012.

Asset adequacy testing resulted in an additional increase in long-term care reserves of $100 million and $165 million for the years ended December 31, 2013 and 2012, respectively. The reserve increases are reported as net additions to policy benefit reserves in the consolidated statements of operations.

Deposit Funds

Deposit funds primarily represent reserves for supplementary annuity contracts without life contingencies and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment or through a payment plan consisting of a series of scheduled payments. Prior to November 1, 2013, beneficiaries also could choose to receive their death benefit by deposit of the proceeds (if $20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). As of that date, the Northwestern Access Fund was eliminated as an option for receiving death benefits. If the beneficiary does not affirmatively choose a payment plan, the proceeds are automatically paid to the beneficiary in a single lump sum. If the beneficiary chose a Northwestern Access Fund account (prior to November 1, 2013), the beneficiary received negotiable drafts that they can use to access the balance in this account at their discretion.

The total reserve liability for Northwestern Access Fund account balances held by the Company on behalf of beneficiaries was $695 million and $808 million at December 31, 2013 and 2012, respectively. Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments.

Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates. Northwestern Access Fund accounts were credited with interest at annual rates ranging from 0.01% to 3.50% during 2013 and 0.02% to 3.50% during 2012. The Company does not charge beneficiaries any fees to maintain a Northwestern Access Fund account. Fees may be assessed for special account services such as stop-payment requests, drafts returned for insufficient funds or wire transfers.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported as an asset in the consolidated statements of financial position.

Deferred and uncollected premiums at December 31, 2013 and 2012 were as follows:

	December 31, 2013		December 31, 2012
	Gross	Net	Gross	Net
	(in millions)

Ordinary new business	$224	$86	$221	$84
Ordinary renewal	2,278	1,861	2,112	1,727

Total deferred and uncollected premiums	$2,502	$1,947	$2,333	$1,811

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

7.	Separate Accounts

Separate account liabilities by withdrawal characteristic at December 31, 2013 and 2012 were as follows:

	Variable Life		Variable Annuities		Total
	December 31,
	2013	2012	2013	2012	2013	2012
	(in millions)
Subject to discretionary withdrawal	$6,009	$4,969	$15,009	$12,548	$21,018	$17,517
Not subject to discretionary withdrawal	-	-	4,174	3,771	4,174	3,771

Total separate account reserves	$6,009	$4,969	$19,183	$16,319	25,192	21,288

Non-policy liabilities					151	88

Total separate account liabilities					$25,343	$21,376

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (“GMDB”) underwritten by the Company. The maximum potential cost of these guarantees at December 31, 2013 and 2012 was $42 million and $62 million, respectively, which represents the aggregate difference between guaranteed values and otherwise available values for all variable products for which the guaranteed value was greater at the respective reporting dates. Because these benefits are only available upon the death of the annuitant or insured, reserves for these benefits are based upon NAIC-prescribed actuarial methods that take into account, among other factors, the likelihood of death based on standard mortality tables. General account reserves for policy benefits included $10 million and $20 million attributable to GMDB at December 31, 2013 and 2012, respectively.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.9 billion, $1.8 billion and $1.8 billion for the years ended December 31, 2013, 2012 and 2011, respectively. These amounts are reported as premiums in the consolidated statements of operations. The subsequent transfer of these premiums to the separate accounts is reported as transfers to separate accounts in the consolidated statements of operations, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Following are amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s Separate Account Annual Statement, which agree with the amounts reported as net transfers to separate accounts in the consolidated statements of operations for the years ended December 31, 2013, 2012 and 2011.

	For the years ended December 31,
	2013	2012	2011
	(in millions)
From Separate Account Annual Statement:
Transfers to separate accounts	$2,120	$1,982	$1,909
Transfers from separate accounts	(1,578)	(1,490)	(1,428)

Net transfers to separate accounts	$542	$492	$481

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (“ERISA”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA for the qualified plans. The Company’s funding policy for the qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company contributed $0 and $130 million to the qualified employee retirement plan during the years ended December 31, 2013 and 2012, respectively, and does not expect to make a contribution to the plan during 2014.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. The Company pays the entire cost of retiree life insurance coverage, while retirees pay premiums to offset a portion of the cost of the medical plan.

Benefit Plan Accounting Changes

Effective January 1, 2013, the Company adopted Statement of Statutory Accounting Principle No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 (“SSAP 92”) and Statement of Statutory Accounting Principle No. 102, Accounting for Pensions, A Replacement of SSAP No. 89 (“SSAP 102”). These new standards under the statutory basis of accounting require that estimates of projected benefit obligation (“PBO”) and accumulated benefit obligation (“ABO”) include future benefit obligations for non-vested participants. The new standards also require that the Company’s surplus, as reported in the consolidated statements of financial position, fully reflect any net liability related to the plans’ PBO, reduced by the fair value of any plan assets, including previously unrecognized net experience losses, prior service costs and initial net assets (“unrecognized items”).

The recognition of benefits for non-vested participants and unrecognized items, upon adoption of SSAPs 92 and 102, created additional net defined benefit pension and postretirement plan liabilities of $1,219 million and $477 million, respectively. However, SSAPs 92 and 102 permit the Company to recognize these liabilities (and the corresponding decrease in surplus) over a period of up to ten years, subject to minimum recognition requirements. The Company elected to use this surplus deferral option on January 1, 2013. The surplus deferral, subsequent to the

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

adoption of SSAPs 92 and 102 (i.e. transition liability), was $618 million. The table below summarizes the net pretax surplus impacts related to the adoption of these new accounting standards.

	Defined Benefit Plans	Postretirement Benefit Plans	Total
	(in millions)

Minimum surplus reduction recognized:

10% of calculated surplus impact	$149	$48	$197

Annual amortization of unrecognized items	797	-	797

Difference between unfunded ABO and accrued benefit cost	84	-	84

Surplus reduction recognized at adoption	1,030	48	1,078

Reversal of:

Additional minimum liability	73	-	73

Nonadmitted asset relating to funded plans	881	-	881

Net reduction to surplus at adoption	$76	$48	$124

Prior to the adoption of SSAPs 92 and 102, an additional minimum liability (“AML”) was required if a plan’s ABO exceeded plan assets or related financial statement liabilities. The AML is no longer required under the new accounting standards. The impact of this elimination was reported upon adoption of SSAPs 92 and 102. Any pension assets for funded plans are nonadmitted and are thereby excluded from assets and surplus in the consolidated statements of financial position. Pension assets that were nonadmitted prior to the adoption of SSAPs 92 and 102 were netted with the initial surplus impact upon adoption. The net reduction to surplus of $124 million was reported as a change in accounting principle in the consolidated statements of changes in surplus.

Benefit Plan Amendments

During January 2013, the Company’s Board of Trustees approved certain prospective amendments to defined pension benefits and postretirement benefits effective on January 1, 2014. These changes included an amendment of the benefit formula for the qualified employee defined benefit pension plan (and a related nonqualified employee defined benefit pension plan) to a cash balance formula. The accrued benefits for each participant under the final average pay formula as of December 31, 2013 were frozen and available to participants upon retirement. In addition, a second nonqualified employee defined benefit pension plan was terminated, with accrued benefits as of January 1, 2014 also available to eligible participants upon retirement. Beginning in 2014, the Company will award eligible participants with cash balance credits using a new cash balance formula, which is based on each participant’s age and years of service. Participants will also receive investment credits based on market interest rates and subject to a minimum crediting rate.

These board-approved amendments included a change to benefits provided to most participants of the employee postretirement medical plan that will limit the Company’s exposure to a maximum 3% annual medical inflation rate for benefits. Any annual increase in medical costs in excess of 3% will be passed on to the plan’s participants in the form of increased plan premiums beginning January 1, 2019. This amendment to the postretirement medical plan does not impact any plan participant age 65 or older on January 1, 2014. Postretirement medical plan changes also eliminated coverage under the plan for employees hired after December 31, 2013.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

During October 2013, the Company announced certain prospective amendments to the defined pension and postretirement benefits to be provided to financial representatives for service beginning on January 1, 2014. These changes included an amendment to pension benefits that eliminates cost of living adjustments to financial representatives enrolled in the plan after December 31, 2013. In addition, the postretirement medical plan for financial representatives was amended to limit the Company’s exposure to a maximum 3% annual medical inflation rate for benefits. Any annual increase in medical costs in excess of 3% will be passed on to participants in the form of increased plan premiums beginning January 1, 2019. This amendment to the postretirement medical plan does not impact any plan participant age 65 or older on January 1, 2014. Postretirement medical plan changes for financial representatives also eliminated coverage under the plan for financial representatives that enter into contracts with the Company after December 31, 2013.

In conjunction with the changes made to the Company’s defined benefit and postretirement benefit plans in 2013, an amendment to the employee contributory 401(k) plan was also approved that will increase the Company’s matching contribution from a maximum of 3% of participant’s pay to a maximum of 4% of participant’s pay. In addition, the definition of pay was expanded to included annual incentive pay in addition to base pay. These changes will begin January 1, 2014.

Benefit Plan Assets

Aggregate plan assets of the defined benefit pension plans and postretirement benefit plans at December 31, 2013 and 2012, and changes in these assets for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2013	2012	2013	2012
	(in millions)
Fair value of plan assets at January 1	$3,545	$3,084	$70	$67
Changes in plan assets:
Actual return on plan assets	453	411	9	9
Company contributions	-	130	-	-
Actual plan benefits paid	(85)	(80)	(5)	(6)

Fair value of plan assets at December 31	$3,913	$3,545	$74	$70

Plan assets consist of a share of a group annuity separate account (“GASA”) issued by the Company, which primarily invests in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. Assets are both actively and passively managed within GASA. The overall investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed for the sole benefit of the plans’ participants.

Asset allocation is viewed as a key determinant of return and assets are invested with a long-term perspective. Asset allocations are rebalanced regularly to maintain holdings within desired asset allocation ranges and, from time to time, to reposition the portfolio to express investment views based upon market opportunities and risks. Diversification, both by and within asset classes, is viewed as a primary risk control element. As such, assets are invested across various asset classes, sectors, industries, and geographies. The measurement date for plan assets is December 31, 2013 with the fair value of plan assets primarily based on quoted market prices.

The target asset allocations and the actual allocation of the plans’ investments on a fair value basis at December 31, 2013 and 2012 were as follows:

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

	2013		2012
	Target Allocation	Actual Allocation	Target Allocation	Actual Allocation
Bonds	50%	49%	34%	33%
Equity securities	49%	45%	65%	60%
Other investments	1%	6%	1%	7%

Total assets	100%	100%	100%	100%

At each of December 31, 2013 and 2012, other investments are comprised of cash and temporary investments.

Benefit Plan Obligations

Aggregate PBO’s of the defined benefit pension plans and postretirement benefit plans at December 31, 2013 and 2012, and changes in these obligations for the years then ended, were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2013	2012		2013	2012
			(in millions)
Projected benefit obligation at January 1	$4,295	$3,720		$537	$498
Plus: Non-vested liability	65	-		340	-

Adjusted projected benefit obligation at January 1	4,360	3,720		877	498

Changes in benefit obligation:
Service cost of benefits earned	166	131		27	38
Interest cost on projected obligations	161	166		30	21
Projected gross plan benefits paid	(105)	(97)		(24)	(24)
Projected Medicare Part D reimbursement	-	-		2	2
Experience (gains)/losses	(547)	375		(99)	2
Plan amendments	(372)	-		(126)	-

Projected benefit obligation at December 31	$3,663	$4,295		$687	$537

The PBO represents the actuarial net present value of estimated future benefit obligations. For defined benefit plans, PBO includes assumptions for future compensation increases for active participants. The ABO is similar to the PBO, but is based only on current compensation with no assumption of future compensation increases. The aggregate ABO for the defined benefit plans was $3.4 billion and $3.7 billion at December 31, 2013 and 2012, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Benefit Plan Assumptions

The assumptions used in estimating the projected benefit obligations at December 31, 2013, 2012 and 2011 and the net periodic benefit cost for the years then ended were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2013	2012	2011	2013	2012	2011
Projected benefit obligation:
Discount rate	5.00%	4.00%	4.50%	5.00%	4.00%	4.50%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%

Net periodic benefit cost:
Discount rate	4.00%	4.50%	5.75%	4.00%	4.50%	5.75%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	6.75%	7.50%	7.50%	6.75%	7.50%	7.50%

The expected long-term rate of return on plan assets is estimated by considering historical financial market performance, third-party capital market expectations, including those of the plans’ investment consultant, and the long-term target asset mix. The Company currently anticipates that a long-term rate of return assumption of 6.50% will be used in the calculation of net periodic benefit cost beginning in 2014.

The PBO for postretirement benefits at December 31, 2013 assumed an annual increase in future retiree medical costs of 6.5%, grading down to 5.0% over three years and remaining level thereafter. At December 31, 2012, the comparable assumption was for an annual increase in future retiree medical costs of 7.0% grading down to 5.0% over four years and remaining level thereafter. A greater increase in the assumed health care cost trend of 1.0% in each year would increase the accumulated postretirement benefit obligation at December 31, 2013 by $100 million and net periodic postretirement benefit expense for the year ended December 31, 2013 by $8 million. A decrease in the assumed health care cost trend of 1.0% in each year would reduce the accumulated postretirement benefit obligation as of December 31, 2013 and net periodic postretirement benefit expense for the year ended December 31, 2013 by the same amounts.

During 2010, the Patient Protection and Affordable Care Act (“PPACA”) and the Health Care and Education Reconciliation Act of 2010, which amended certain provisions of the PPACA, were enacted. The new laws created an excise tax beginning in 2018 on health plans that have an aggregate value to the participants greater than a threshold amount. Recent changes to the Company’s postretirement health plans are expected to keep the aggregate value of the plans below the excise tax threshold. The new laws also revoked the non-taxable status of the prescription drug subsidies offered to companies that maintain retiree health plans that are actuarially equivalent to the Medicare Part D benefit.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Benefit Plan Funded Status

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2013 and 2012:

	Defined		Postretirement
	Benefit Plans		Benefit Plans
	2013	2012	2013	2012
	(in millions)
Fair value of plan assets	$3,913	$3,545	$74	$70
Projected benefit obligation	3,663	4,295	687	537

Funded status	250	(750)	(613)	(467)

Unrecognized net experience losses	27	1,620	74	180
Unrecognized prior service costs/(credits)	4	1	106	(4)
Unrecognized initial net asset	-	(475)	-	-
Additional minimum liability	-	(73)	-	-
Nonadmitted asset	(947)	(920)	-	-

Financial statement liability	$(666)	$(597)	$(433)	$(291)

The PBO for defined benefit plans shown above included $698 million and $685 million related to nonqualified, unfunded plans at December 31, 2013 and 2012, respectively. In the aggregate, the fair value of qualified defined benefit plan assets represented 132% and 98% of the projected benefit obligations of qualified plans at December 31, 2013 and 2012, respectively.

Net experience gains or losses represent cumulative amounts by which actual plan experience for return on plan assets or growth in PBO have varied from related assumptions. Prior to the adoption of SSAPs 92 and 102, these differences accumulated without recognition in the Company’s financial statements unless they exceeded certain limits.

Prior service costs/(credits) represent the value of benefits granted or rescinded based on services rendered in prior periods. These costs/(credits) are recognized as components of net periodic benefit cost on a straight line basis over the anticipated future service period of the participants.

The initial net asset represents the amount by which the fair value of plan assets exceeded the PBO for funded pension plans upon the adoption of new statutory accounting guidance for defined benefit plans at January 1, 2001. Prior to the adoption of SSAPs 92 and 102, the Company elected not to record a direct increase to surplus for this excess, electing instead to amortize this initial net asset on a discretionary basis as a reduction of net periodic benefit cost until exhausted.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

SSAPs 92 and 102 require that changes in plan funded status be recognized immediately as a direct adjustment to surplus, subject to limitations such as admissibility of net pension assets. These adjustments are included in changes in nonadmitted assets and other in the consolidated statements of changes in surplus. Apart from the initial adoption impacts of SSAPs 92 and 102, aggregate defined benefit pension and postretirement plan surplus impacts were as follows for the year ended December 31, 2013:

	Defined	Postretirement
	Benefit Plans	Benefit Plans	Total
	(in millions)
Changes in plan assets and benefit obligations recognized in surplus:
Net experience gains	$602	$17	$619
Prior service (costs)/credits	384	(75)	309
Initial net asset	4	-	4
Amounts amortized from surplus into net periodic benefit cost:
Net experience losses	$92	$5	$97
Prior service costs/(credits)	(11)	13	2
Initial net asset	(71)	-	(71)

Net experience gains primarily reflect the impacts of current year changes to plan assumptions (e.g., discount rate) that are applied to the calculation of PBO estimates. Total defined benefit pension and postretirement plan net experience gains/(losses) recognized in surplus but not yet amortized into net periodic benefit cost were $(745) million and $4 million at December 31, 2013, respectively.

The recognition of a prior service credit primarily reflects the impact of the various plan amendments adopted during 2013. Total defined benefit and postretirement plan prior service (costs)/credits recognized in surplus but not yet amortized into net periodic benefit cost were $311 million and $(91) million at December 31, 2013, respectively. The total initial net asset recognized in surplus but not yet amortized into net periodic benefit cost was $404 million at December 31, 2013.

Changes in plan funded status are limited by the nonadmission of net pension assets. Changes in plan assets and benefit obligations, subsequent to the adoption of SSAPs 92 and 102, resulted in a $942 million increase of net pension assets that were nonadmitted in surplus for the year ended December 31, 2013.

In certain circumstances, SSAPs 92 and 102 require additional recognition of the transition liability into surplus. During 2013, additional transition liabilities of $407 million were recorded as direct reductions to surplus in the consolidated statements of changes in surplus. The remaining transition liability was $211 million at December 31, 2013 and represents the total of all remaining unrecognized items. This liability is projected to be amortized as annual direct reductions to surplus of approximately $44 million to $56 million during 2014-2017. These projections may be revised based on future defined benefit pension and postretirement plan expenses and activity.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Benefit Plan Costs

The components of net periodic benefit cost for the years ended December 31, 2013, 2012 and 2011 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2013	2012	2011	2013	2012	2011
	(in millions)
Components of net periodic benefit cost:
Service cost of benefits earned	$166	$131	$100	$27	$38	$26
Interest cost on projected obligations	161	166	164	30	21	23
Amortization of experience losses	92	88	28	5	6	4
Amortization of prior service costs/(credits)	(11)	-	-	13	-	-
Amortization of initial net asset	(71)	(40)	-	-	-	-
Curtailment and other	11	-	-	-	-	-
Expected return on plan assets	(239)	(230)	(222)	(4)	(5)	(5)

Net periodic benefit cost	$109	$115	$70	$71	$60	$48

The Company expects to amortize $24 million, $(14) million and $(23) million of defined benefit plan net experience losses, prior service credits and initial assets, respectively, into net periodic benefit cost during 2014. Postretirement plan net experience losses of $1 million and prior service costs of $12 million are also expected to be amortized into net periodic benefit cost during 2014.

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2014 through 2023 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans
	(in millions)
2014	$121	$24
2015	134	27
2016	148	31
2017	163	35
2018	180	39
2019-2023	1,233	257

Total	$1,979	$413

The Company sponsors a contributory 401(k) plan for eligible employees, for which the Company provides a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2013, 2012 and 2011, the Company expensed total contributions to these plans of $35 million, $33 million and $32 million, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding insurance coverage to various reinsurers. The Company retains a maximum of $35 million of individual life coverage and a maximum of $50 million of joint life coverage for any single mortality risk. The Company also participates in a life insurance catastrophic risk sharing pool.

The Company cedes 60% of the morbidity risk on group disability plans. The Company ceased reinsuring new individual disability policies in 1999 and new long-term care policies in 2002 but has maintained a portion of the reinsurance ceded on policies issued prior to those dates.

Amounts in the consolidated financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at December 31, 2013 and 2012 were reported net of ceded reserves of $1.7 billion and $1.6 billion, respectively.

The effects of reinsurance on premium revenue and benefit expense for the years ended December 31, 2013, 2012 and 2011 were as follows:

	For the year ended December 31,
	2013	2012	2011
	(in millions)
Direct premium revenue	$17,481	$16,258	$15,457
Premiums ceded	(882)	(864)	(839)

Net premium revenue	$16,599	$15,394	$14,618

Direct benefit expense	$18,176	$16,958	$15,999
Benefits ceded	(667)	(603)	(495)

Net benefit expense	$17,509	$16,355	$15,504

In addition, the Company received $164 million, $166 million and $169 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2013, 2012 and 2011, respectively. These amounts are reported in other income in the consolidated statements of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2013 and 2012 that were considered by management to be uncollectible.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

10.	Income Taxes

The Company files a consolidated federal income tax return including the following subsidiaries:

Northwestern Mutual Investment Services, LLC	Northwestern Mutual Capital, LLC
NML Real Estate Holdings, LLC and subsidiaries	Bradford, Inc. and subsidiaries
NML Securities Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
Northwestern Mutual MU TLD Registry, LLC	NM GP Holdings, LLC and subsidiaries
Northwestern Mutual Wealth Management Company	NM Pebble Valley, LLC
NM Investment Holdings, LLC (including Frank Russell Company) Northwestern Mutual Registry, LLC	Northwestern Mutual Real Estate Investments, LLC

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these subsidiaries determine their share of consolidated tax payments or refunds as if each subsidiary filed a separate federal income tax return on a stand-alone basis.

The components of current income tax expense in the consolidated statements of operations for the years ended December 31, 2013, 2012 and 2011 related to “ordinary” taxable income or loss were as follows:

	For the year ended December 31,
	2013	2012	2011
	(in millions)
Tax payable on ordinary income	$80	$162	$99
Tax credits	(131)	(116)	(116)
Increase (decrease) in contingent tax liabilities	33	(9)	23

Total current tax expense (benefit)	$(18)	$37	$6

In addition to current income tax expense related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on “capital” gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates or credit spreads are deferred to the IMR net of any related tax expense or benefit. Current tax expense of $124 million, $171 million and $226 million was included in net IMR deferrals for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, net realized capital gains and losses as reported in the consolidated statements of operations included current tax expense of $179 million, $332 million and $252 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company’s taxable income can vary significantly from pretax income as reported in the consolidated statements of operations due to temporary and permanent differences in revenue recognition and expense deduction between the tax and statutory financial statement bases of reporting. The Company’s financial statement effective tax rates were 8%, 14% and 15% for the years ended December 31, 2013, 2012 and 2011, respectively.

The effective tax rate above is not the rate of tax applied to the Company’s federal taxable income or loss by the Internal Revenue Service (“IRS”). It is a financial statement relationship that represents the ratio between the sum of total tax expense or benefit incurred, including current tax expense or benefit on realized capital gains and losses and changes in deferred taxes not related to unrealized capital gains and losses on investments, to the sum of gain from operations before taxes

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

and pretax net realized capital gains or losses. These financial statement effective rates were different than the applicable federal income tax rate of 35% primarily due to net investment income eligible for dividends received deduction, changes in deferred tax assets related to nonadmitted assets, certain investment transactions, amortization of the IMR, leveraged leases, tax credits, pension contributions, tax losses of subsidiaries not eligible for refunds for prior year losses under intercompany tax-sharing agreements, interest accrued or released on contingent tax liabilities and changes in contingent tax liabilities for permanent items upon subsequent filing of tax returns.

The Company made payments to the IRS for federal income taxes of $526 million, $840 million and $460 million during the years ended December 31, 2013, 2012 and 2011, respectively. Total federal income taxes paid (including refunds or overpayments applied) for tax years 2013, 2012 and 2011 of $585 million, $842 million and $615 million, respectively, are available as of December 31, 2013 for refund claims in the event of future tax losses.

Federal income tax returns for 2007 and prior years are closed as to further assessment of tax. Income taxes payable in the consolidated statements of financial position represents an estimate of taxes payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”), at the respective reporting date.

Changes in contingent tax liabilities for the years ended December 31, 2013 and 2012 were as follows:

	2013	2012
	(in millions)
Balance at beginning of year	$434	$436
Change in accounting principle	-	7
Additions for tax positions of prior years	33	7
Reductions for tax positions of prior years	-	(16)

Balance at end of year	$467	$434

Included in contingent tax liabilities at December 31, 2013 and 2012 were $408 million and $392 million, respectively, of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred tax accounting for amounts other than interest, the timing of the ultimate deduction would not affect the effective tax rate in future periods. Also included in the December 31, 2013 balance are $22 million of tax positions for which the ultimate deductibility is not certain. The ultimate resolution of these tax positions could have an impact on the effective tax rate in future periods.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is only recorded if the Company believes that there is a greater than 50% likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50% or less of the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50% of the total tax contingency, the total amount is established as a liability. Except for changes in accounting principle, changes in contingent tax liabilities are included in tax expense in the year that such determination is made by management.

The Company reports interest accrued or released related to contingent tax liabilities in current income tax expense. During the years ended December 31, 2013, 2012 and 2011, the Company

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

recognized $8 million, $(16) million and $16 million, respectively, of interest-related tax expense (benefit). Contingent tax liabilities included $37 million and $29 million for the payment of interest at December 31, 2013 and 2012, respectively.

Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus. The components of net deferred tax assets reported in the consolidated statements of financial position at December 31, 2013 and 2012 were as follows:

	December 31,
	2013	2012	Change
	(in millions)
Deferred tax assets:
Policy acquisition costs	$1,146	$1,094	$52
Investments	426	404	22
Policy benefit liabilities	2,099	1,947	152
Benefit plan obligations	679	598	81
Guaranty fund assessments	7	11	(4)
Other	93	95	(2)

Gross deferred tax assets	4,450	4,149	301
Nonadmitted deferred tax assets	(117)	(78)	(39)

Gross admitted deferred tax assets	4,333	4,071	262

Deferred tax liabilities:
Investments	926	780	146
Other	760	735	25

Gross deferred tax liabilities	1,686	1,515	171

Net deferred tax assets	$2,647	$2,556	$91

Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in unrealized capital gains and losses in the consolidated statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the consolidated statements of changes in surplus.

Gross deferred tax assets at December 31, 2013 and 2012 included $4.0 billion and $3.7 billion, respectively, related to temporary differences that were ordinary in nature and $0.4 billion and $0.4 billion, respectively, related to temporary differences that were capital in nature. Gross deferred tax liabilities at December 31, 2013 and 2012 included $0.8 billion and $0.7 billion, respectively, related to temporary differences that were ordinary in nature and $0.9 billion and $0.8 billion, respectively, related to temporary differences that were capital in nature. All gross deferred tax liabilities have been recognized at December 31, 2013 and 2012. The Company did not assume any benefit from future tax planning strategies in its valuation of gross deferred tax assets at either December 31, 2013 or 2012.

Effective January 1, 2012, the Company adopted Statement of Statutory Accounting Principles No.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

101 – Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10 (“SSAP 101”). SSAP 101 changed the calculation of the limit for gross deferred tax assets that can be admitted to surplus. SSAP 101 extended the reversal period for temporary differences from one year to three years and increased the level-of-surplus limitation from 10% to 15% provided the insurer meets a minimum risk-based capital (“RBC”) level of 300% based on authorized control level RBC computed without net deferred tax assets. The Company exceeded the 300% minimum RBC requirement at December 31, 2013 and 2012 and expects to exceed this minimum during 2014. SSAP 101 also changed the recognition and measurement criteria for contingent tax liabilities. The adoption of SSAP 101 was reported as a change in accounting principle that resulted in a direct reduction in surplus of $15 million in the consolidated statements of changes in surplus for the year ended December 31, 2012. The adoption of SSAP 101 did not have a material impact on results of operations for the year ended December 31, 2012 compared to the year ended December 31, 2011.

Significant components of the calculation of net deferred tax assets at December 31, 2013 and 2012 were as follows (in millions):

	December 31, 2013			December 31, 2012			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$4,024	$426	$4,450	$3,745	$404	$4,149	$279	$22	$301
Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-

Adjusted gross deferred tax assets	4,024	426	4,450	3,745	404	4,149	279	22	301
Deferred tax assets nonadmitted	117	-	117	78	-	78	39	-	39

Subtotal net admitted deferred tax asset	3,907	426	4,333	3,667	404	4,071	240	22	262
Deferred tax liabilities	760	926	1,686	735	780	1,515	25	146	171

Net admitted deferred tax asset/(liability)	$3,147	$(500)	$2,647	$2,932	$(376)	$2,556	$215	$(124)	$91

	December 31, 2013			December 31, 2012			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$2,029	$298	$2,327	$1,933	$235	$2,168	$96	$63	$159
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	902	-	902	737	-	737	165	-	165
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities)	976	128	1,104	997	169	1,166	(21)	(41)	(62)

Total deferred tax assets admitted as the result of application of SSAP No. 101	$3,907	$426	$4,333	$3,667	$404	$4,071	$240	$22	$262

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date			$902			$737			$165

b. Adjusted gross deferred tax assets allowed per limitation threshold			$2,211			$2,032			$179

Ratio percentage used to detemine recovery period and threshold limitation amount			1106%			1022%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$14,738			$13,546

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

11.	Frank Russell Company

The Company is the majority shareholder in Frank Russell Company (“Russell”), which provides investment products and services through 21 offices worldwide. During 2013, the Company contributed its holdings of Russell common stock to a wholly-owned, non-insurance subsidiary. The aggregate statement value of the contribution was $468 million. This transaction was accounted for at statement value at the time of the transfer and did not have a material impact on the Company’s financial statements for the year ended December 31, 2013. At each of December 31, 2013 and 2012, the Company owned 92.6% of Russell, either through its wholly-owned subsidiary or direct ownership by the Company.

The common stock investment in Russell is valued using a practice permitted by the OCI, based on the Company’s share of Russell’s audited GAAP-basis equity exclusive of any adjustment for unamortized acquisition goodwill in Russell’s GAAP-basis financial statements. Under Statement of Statutory Accounting Principle No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88 (“SSAP 97”), the statutory equity method valuation of the Russell investment would be required to be reduced by its share of Russell’s GAAP goodwill. If the Company had not received permission for this alternative accounting treatment, surplus as reported in the consolidated statements of financial position would have been lower by $795 million and $785 million at December 31, 2013 and 2012, respectively, and net income as reported in the consolidated statements of operations would have been lower by $10 million, $12 million and $13 million for the years ended December 31, 2013, 2012 and 2011, respectively. The Company estimates the fair value of its Russell common stock ownership to be $2.1 billion and $1.5 billion at December 31, 2013 and 2012, respectively.

The Company’s share of Russell’s operating results is accounted for under the statutory equity method. The Company’s share of Russell’s GAAP net income and other changes in Russell’s GAAP common equity are reported as a change in net unrealized capital gains and losses. If accumulated earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized capital gains are reversed. Russell distributed $69 million in common stock dividends to the Company’s wholly-owned subsidiary during the year ended December 31, 2013. This distribution remained undistributed to the Company at December 31, 2013 and was not included in net investment income for the year then ended. Russell distributed $23 million to the Company during each of the years ended December 31, 2012 and 2011.

During 2008, the Company purchased, at par, $350 million of perpetual senior preferred stock issued by Russell. The senior preferred stock is callable under certain conditions and pays preferred dividends at a rate of 8.00%. The Company earned $28 million in dividends on Russell senior preferred stock for each of the years ended December 31, 2013, 2012 and 2011.

During 2009 and 2010, the Company purchased, at par, a total of $621 million of junior preferred stock issued by Russell. The junior preferred stock, including detachable warrants, is callable under certain conditions and pays preferred dividends at a rate of 10.00%, payable semi-annually. Of this amount, $44 million of junior preferred stock and warrants remained outstanding at each of December 31, 2013 and 2012. The Company earned $4 million in dividends on Russell junior preferred stock for each of the years ended December 31, 2013, 2012 and 2011.

During 2011, Russell entered into a revolving line of credit for up to $250 million with an unaffiliated lender that was guaranteed by the Company. This line of credit replaced a similar agreement that had expired on April 30, 2011. During 2012, this revolving line of credit was

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

extended to December 1, 2013, and during 2013 was further extended to January 15, 2014. The Company recorded revenue of $1 million, $2 million and $2 million from Russell related to the guarantee of this credit facility during the years ended December 31, 2013, 2012 and 2011, respectively, which was included in net investment income in the consolidated statements of operations. Russell’s borrowings under these facilities were $102 million and $170 million at December 31, 2013 and 2012, respectively. See Note 12 for more information regarding the financial statement impact of guarantees and other commitments made by the Company.

The statement value of the Company’s various investments in securities issued by Russell at December 31, 2013 and 2012 were as follows:

	December 31,
	2013	2012
	(in millions)
Common stock	$418	$402
Senior preferred stock	350	350
Junior preferred stock	42	42
Warrants	2	2

Total	$812	$796

The common stock investment in Russell was reported as other investments at December 31, 2013 and common stock at December 31, 2012 in the consolidated statements of financial position.

12.	Contingencies and Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of affiliates (e.g., the guarantee of Russell’s line of credit) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives (e.g., future minimum compensation payments). If these affiliates or financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than one year to twenty-two years at December 31, 2013.

Effective December 31, 2011, the Company adopted Statement of Statutory Accounting Principles No. 5 – Revised, Liabilities, Contingencies and Impairments of Assets (“SSAP 5R”). SSAP 5R requires the Company to recognize a financial statement liability for the estimated fair value of these guarantees. The adoption of SSAP 5R was reported as a change in accounting principle and resulted in a $5 million direct reduction of surplus in the consolidated statements of changes in surplus for the year ended December 31, 2011. Prior to the adoption of SSAP 5R, the recognition of a financial statement liability was only required in circumstances where it was considered likely that performance under the guarantee would be required.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2013 and 2012, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on estimated fair value of the guarantees:

	December 31, 2013		December 31, 2012

Nature of guarantee	Maximum potential amount of future payments	Financial statement liability	Maximum potential amount of future payments	Financial statement liability
	(in millions)		(in millions)

Guarantees of future minimum compensation - financial representatives	$123	$2	$206	$3
Guarantees of operating leases - field offices	403	4	381	4
Guarantees of obligations of affiliates	102	-	175	-
Guarantees issued on behalf of wholly-owned subsidiaries	2	-	8	-

Total contingencies and guarantees	$630	$6	$770	$7

No payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense (in the case of guarantees to or on behalf of financial representatives) or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate, mortgage loans or other investments. These forward commitments aggregated to $4.8 billion at December 31, 2013 and were extended at market rates and terms.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. The status of these legal actions is actively monitored by management. If management believed, based on available information, that an adverse outcome upon resolution of a given legal action was probable and the amount of that adverse outcome was reasonably estimable, a loss would be recognized and a related liability recorded. No such liabilities were recorded by the Company at December 31, 2013 and 2012. Legal actions are subject to inherent uncertainties, and future events could change management’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of management that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2013.

13.	Surplus Notes

On March 26, 2010, the Company issued surplus notes (“notes”) with a principal balance of $1.75 billion, bearing interest at 6.063% and having a maturity date of March 30, 2040. The notes were issued at par and distributed pursuant to Rule 144A under the Securities Act of 1933, as amended. Interest on the notes is payable semi-annually on March 30 and September 30, subject to approval by the OCI. The statutory basis of accounting requires that the Company only recognize interest

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

expense on the notes when and to the extent that the OCI has approved the semi-annual interest payment. The Company recognized $106 million in interest expense on the notes for each of the years ended December 31, 2013, 2012 and 2011, which is reported as a reduction of net investment income in the consolidated statements of operations. Cumulative interest of $373 million has been paid on the notes through December 31, 2013.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. The notes do not repay principal prior to maturity and principal payment at maturity is subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder. The notes are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.25%.

No affiliates of the Company hold any portion of the notes. The notes are generally held of record at the Depositary Trust Company by bank custodians on behalf of investors. The largest holder of the notes was Nippon Life Insurance Company of Japan, which held $250 million in face amount of notes at each of December 31, 2013 and 2012.

14.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Principles No. 100, Fair Value Measurements (“SSAP 100”). For financial instruments included in the scope of SSAP 100, the statement value and fair value at December 31, 2013 and 2012 were as follows:

	December 31, 2013
			Quoted prices in	Significant	Significant
			active markets	observable	unobservable
	Statement	Fair	for identical assets	inputs	inputs
	Value	Value	(level 1)	(level 2)	(level 3)
	(in millions)
General account investment assets:
Bonds	$122,331	$127,028	$4,342	$119,059	$3,627
Mortgage loans	26,845	28,094	-	-	28,094
Policy loans	16,306	16,306	-	-	16,306
Common and preferred stocks	2,831	2,856	1,691	99	1,066
Derivative assets	186	263	-	263	-
Surplus note investments	127	158	-	158	-
Collateral loans	41	41	-	-	41
Cash and temporary investments	2,262	2,262	576	1,686	-
Separate account assets	25,343	25,343	23,115	1,843	385

General account liabilities:
Investment-type insurance reserves	$5,453	$5,106	$-	$-	$5,106
Liabilities for securities lending	725	725	-	725	-
Derivative liabilities	121	105	-	105	-
Separate account liabilities	25,343	25,343	23,115	1,843	385

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

	December 31, 2012
			Quoted prices in	Significant	Significant
			active markets	observable	unobservable
	Statement	Fair	for identical assets	inputs	inputs
	Value	Value	(level 1)	(level 2)	(level 3)
	(in millions)
General account investment assets:
Bonds	$114,524	$126,278	$5,624	$118,636	$2,018
Mortgage loans	24,346	26,589	-	-	26,589
Policy loans	15,789	15,789	-	-	15,789
Common and preferred stocks	3,431	3,464	2,175	229	1,060
Derivative assets	106	249	5	244	-
Surplus note investments	127	175	-	175	-
Collateral loans	42	42	-	-	42
Cash and temporary investments	2,393	2,393	274	2,119	-
Separate account assets	21,376	21,376	19,731	1,352	293

General account liabilities:
Investment-type insurance reserves	$5,481	$5,256	$-	$-	$5,256
Liabilities for securities lending	816	816	-	816	-
Derivative liabilities	123	84	-	84	-
Separate account liabilities	21,376	21,376	19,731	1,352	293
The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“level 1”). In absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued using internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“level 3”).

The Company actively monitors fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control processes. Where necessary, the Company will challenge third-party valuations or methods and require more observable inputs or different methodologies.

Bonds

Bonds classified as level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private corporate bonds, municipal bonds and structured securities, are classified as level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 more information regarding the Company’s investments in mortgage loans.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

Common and Preferred Stock

Common and preferred stocks classified as level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities are stocks for which market quotes are available but which are not considered to be actively traded. Common and preferred stocks classified as level 3 are generally privately-placed with fair value based on internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

Derivative Instruments

The Company’s derivative assets and liabilities generally represent those traded in over-the-counter (“OTC”) markets for which fair value is estimated using industry-standard models with market-observable inputs such as swap yield curves, London Interbank Offered Rate (“LIBOR”) basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads.

Cash and Temporary Investments

Cash and temporary investments include cash deposit balances, money market funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers amortized cost to approximate fair value.

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is based primarily on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships which the Company considers to approximate fair value.

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100 are limited to “investment-type” products such as fixed-rate annuity policies, supplementary contracts without life contingencies and amounts left on deposit. The fair value of investment-type insurance reserves is estimated based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

Securities Lending Liabilities

See Note 3 for information regarding securities lending activity, for which the Company considers the amortized cost basis of the liability to return collateral to approximate fair value.

Assets and Liabilities Reported at Fair Value

The following tables summarize assets and liabilities measured and reported at fair value in the consolidated statements of financial position at December 31, 2013 and 2012.

	December 31, 2013
	Quoted prices in	Significant	Significant
	active markets	observable	unobservable
	for identical assets	inputs	inputs
	(level 1)	(level 2)	(level 3)	Total
	(in millions)
General account:
Common and preferred stocks	$1,691	$-	$606	$2,297
Bonds	-	24	7	31
Derivative assets at fair value	-	151	-	151
Derivative liabilities at fair value	-	(45)	-	(45)

Total general account	$1,691	$130	$613	$2,434

Separate accounts:
Mutual fund investments	21,248	-	-	21,248
Other benefit plan assets/liabilities	91	14	3	108
Pension and postretirement assets:
Bonds	234	1,678	74	1,986
Common and preferred stock	1,534	6	30	1,570
Cash and short term securities	15	133	-	148
Other assets/liabilities	(7)	12	278	283

Subtotal pension and postretirement assets	1,776	1,829	382	3,987

Total separate accounts	$23,115	$1,843	$385	$25,343

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

	December 31, 2012
	Quoted prices in	Significant	Significant
	active markets	observable	unobservable
	for identical assets	inputs	inputs
	(level 1)	(level 2)	(level 3)	Total
	(in millions)

General account:
Common and preferred stocks	$2,175	$53	$609	$2,837
Bonds	-	141	67	208
Derivative assets at fair value	5	71	-	76
Derivative liabilities at fair value	-	(23)	-	(23)

Total general account	$2,180	$242	$676	$3,098

Separate accounts:
Mutual fund investments	17,727	-	-	17,727
Other benefit plan assets/liabilities	21	10	3	34
Pension and postretirement assets:
Bonds	100	1,049	28	1,177
Common and preferred stock	1,873	12	16	1,901
Cash and short term securities	15	271	-	286
Other assets/liabilities	(5)	10	246	251

Subtotal pension and postretirement assets	1,983	1,342	290	3,615

Total separate accounts	$19,731	$1,352	$293	$21,376

The Company may reclassify assets reported at fair value between levels of the SSAP 100 fair value hierarchy if appropriate based on changes in the quality of valuation inputs available during a reporting period. There were no material asset transfers between Level 1 and Level 2 or between Level 2 and Level 3 during the years ended December 31, 2013 or 2012.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

The following tables summarize the changes in fair value of level 3 financial instruments for the years ended December 31, 2013 and 2012.

				Separate account pension and postretirement
For the year ended December 31, 2013	General account common and preferred stock	General account bonds	Separate account other benefit plan assets	Bonds	Common and preferred stocks	Other assets/liabilties	Total
	(in millions)
Fair value, beginning of period	$609	$67	$3	$28	$16	$246	$969
Realized gains/(losses)	40	(2)	-	-	-	10	48
Unrealized gains/(losses)	45	29	-	1	5	26	106
Issuances	-	-	-	-	-	-	-
Purchases	42	-	-	16	7	44	109
Sales	(74)	(24)	-	(3)	-	(48)	(149)
Settlements	(64)	(63)	-	(7)	-	-	(134)
Net discount/premium	-	-	-	-	-	-	-
Transfers into Level 3	18	5	-	43	2	-	68
Transfers out of Level 3	(10)	(5)	-	(4)	-	-	(19)

Fair value, end of period	$606	$7	$3	$74	$30	$278	$998

				Separate account pension and postretirement
For the year ended December 31, 2012	General account common and preferred stock	General account bonds	Separate account other benefit plan assets	Bonds	Common and preferred stocks	Other assets/ liabilties	Total
	(in millions)
Fair value, beginning of period	$602	$71	$2	$-	$15	$213	$903
Realized gains/(losses)	16	(48)	-	-	-	18	(14)
Unrealized gains/(losses)	46	54	1	4	2	15	122
Issuances	-	-	-	-	-	-	-
Purchases	33	-	-	8	2	53	96
Sales	(53)	-	-	-	(1)	(53)	(107)
Settlements	(7)	(2)	-	-	(1)	-	(10)
Net discount/premium	-	-	-	-	-	-	-
Transfers into Level 3	4	1	-	16	-	-	21
Transfers out of Level 3	(32)	(9)	-	-	(1)	-	(42)

Fair value, end of period	$609	$67	$3	$28	$16	$246	$969

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

The estimated fair values of level 3 financial instruments are sensitive to changes in significant unobservable inputs. The following table presents certain quantitative information about the unobservable inputs used to estimate fair value measurement for general account bonds and privately-placed common and preferred stocks classified as level 3 financial instruments at December 31, 2013.

	Fair value (in millions)	Valuation techniques	Significant unobservable inputs	Range		Weighted average

Bonds	$81	Broker quotes	Quoted prices [1]	63.00	99.87	82.32
		Discounted cash flows	Credit spreads [2]	156.00	1,311.40	798.73

Common and preferred stocks	$636	Sponsor valuations	EBITDA multiples	4.15 X	12.72 X	8.50 X
		Market comparables	EBITDA multiples	1.67 X	26.67 X	9.23 X
		Market comparables	Book Value multiples	0.74 X	1.96 X	1.17 X

1 - Presented as a price per hundred dollars of par

2 - Presented in basis points

Level 3 bonds are valued using a combination of discounted cash flows and indicative quotes from independent securities brokers based on market comparable companies. The most significant unobservable input in the discounted cash flow analysis is the discount rate. This rate is estimated based upon a risk-free market interest rate (i.e., U.S. Treasury with comparable maturity) plus a credit spread adjustment based on the estimated credit rating of the issuer. In general, issuers with lower credit ratings have higher credit spreads. A decrease in the credit spread adjustment would increase the estimated fair value of the investment as the future expected cash flows are discounted at a lower rate. The opposite impact would occur as credit spread adjustments increase.

Level 3 privately-placed common and preferred stocks are valued using a market comparables approach. This valuation methodology relies on the use of multiples that are based on industry specific comparable companies. Multiples are derived from the relationship of an entity’s estimated fair value to its book value or earnings before interest, taxes, depreciation and amortization (“EBITDA”). EBITDA normalizes for company specific differences in capital structure, taxation and fixed asset accounting. An increase in the multiple would result in an increase in the estimated fair value of the investment. The opposite impact would occur for a decrease in the multiple.

Independent Auditor’s Report

To the Board of Trustees and Policyowners of

  The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statutory financial statements of The Northwestern Mutual Life Insurance Company and its subsidiary (the “Company), which are comprised of the consolidated statutory statements of financial position as of December 31, 2013 and 2012, and the related consolidated statutory statements of operations, and of changes in surplus, and of cash flows for each of the three years ended December 31, 2013.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the consolidated financial statements, the consolidated financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the consolidated financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the consolidated financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2013 and 2012, or the results of their operations or their cash flows for each of the three years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years then ended, in accordance with the accounting practices prescribed or permitted by the Office of the Insurance Commissioner of the State of Wisconsin described in Note 1.

Emphasis of Matter

As discussed in Note 8 to the consolidated financial statements, the Company has changed its method of accounting for pension and postretirement benefits in 2013. Our opinion is not modified with respect to this matter.

February 21, 2014

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

(1) NML Variable Annuity Account B

Included in the Statement of Additional Information are:

Statements of Assets and Liabilities as of the end of the most recent fiscal year

Statements of Operations as of the end of the most recent fiscal year

Statements of Changes in Net Assets for each of the two most recent fiscal years

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2) The Northwestern Mutual Life Insurance Company

Included in the Statement of Additional Information are:

Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years

Consolidated Statement of Operations for each of the three most recent fiscal years

Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years

Consolidated Statement of Cash Flows for each of the most recent three fiscal years

Notes to Consolidated Statutory Financial Statements

Report of Independent Registered Public Accounting Firm

(b)	Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)(1)(a)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account B Operating Authority	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 69 for NML Variable Annuity Account B, File No. 2-29240, filed on February 21, 2006
(b)(1)(b)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account and resolution of the Executive Committee designating the formations of “NML Variable Annuity Account A” and “NML Variable Annuity Account B”	Exhibit 99(b) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-22455, filed on February 27, 1997
(b)(3)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(4)(a)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.B.FR.(0805)	Exhibit (b)(4)(a) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005
(b)(4)(a)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.B.BK.(0805)	Exhibit (b)(4)(b) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005
(b)(4)(b)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.B.FR.(0704) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004

(b)(4)(b)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.B.BK.(0704) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit B(4)(a)(1) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004
(b)(4)(b)(3)	Variable Annuity front-load and back-load Contract, RR.V.B.FR.(0704) and RR.V.A.B.BK.(0704) Payment Rate Tables (sex distinct)	Exhibit B(4)(b) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004
(b)(4)(c)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.B.FR.(0803) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit (b)(4)(a)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(4)(c)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.B.BK.(0803) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit (b)(4)(b)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(4)(c)(3)	Amendment of Annuity Contract to Qualify as Former Pension Annuity for Front and Back Loan Contracts (FORPEN.AMDT.(0103))	Exhibit (b)(4)(c)(3) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(4)(c)(4)	Variable Annuity front-load and back-load Contract, RR.V.B.FR.(0803) and RR.V.A.B.BK.(0803) Payment Rate Tables (sex distinct)	Exhibit (b)(4)(c)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(4)(c)(5)	Enhanced Death Benefit Rider for front-load and back-load Contracts, VA.EDB.(0803)	Exhibit (b)(4)(d) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(4)(d)(1)	Flexible Payment Variable Annuity front-load Contract, RR.V.B. (032000), including Amendment to Qualify as an Annuity for non-tax qualified business (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(b)(4)(d)(2)	Flexible Payment Variable Annuity back-load Contract, RR.V.B. (032000), including Amendment to Qualify as an Annuity for non-tax qualified business (sex neutral)	Exhibit B(4)(a)(1) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(b)(4)(d)(3)	Variable Annuity front-load and back-load Contract Payment Rate Tables, RR.V.A.B. (032000)	Exhibit B(4)(b) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(b)(4)(d)(4)	Enhanced Death Benefit for front-load and back-load Contracts, VA.EDB.(032000)	Exhibit B(4)(c) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(b)(4)(d)(5)	Waiver of Withdrawal Charge Rider for back-load Contract, VA.WWC.(032000)	Exhibit (b)(4)(e) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(4)(e)(1)	Form of Variable Annuity front-load Contract, QQV.ACCT. B (sex neutral). Referenced to Exhibit (b) 4-1 to Form N-4 Post-Effective Amendment No. 49 for NML Variable Annuity Account B, File No. 2-29240, filed on November 24, 1994	Exhibit (b)(4)(e)(1) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006

(b)(4)(e)(2)	Form of Variable Annuity back-load Contract, QQV.ACCT. B (sex neutral). Referenced to Exhibit (b) 4-2 to Form N-4 Post-Effective Amendment No. 49 for NML Variable Annuity Account B, File No. 2-29240, filed on November 24, 1994	Exhibit (b)(4)(e)(2) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(4)(e)(3)	Form of Variable Annuity front-load and back-load Contract Payment Rate Tables, QQV.ACCT.A.B (sex distinct). Referenced to Exhibit (b) 4-3 to Form N-4 Post-Effective Amendment No. 49 for NML Variable Annuity Account B, File No. 2-29240, filed on November 24, 1994	Exhibit (b)(4)(e)(3) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(4)(f)	Specimen Forms of Deferred and Immediate Variable Annuity Contracts, LL V 1 B and LL V 2 B. Referenced to Exhibit 1 to Form S-6 Post-Effective Amendment No. 26 for NML Variable Annuity Account B, File No. 2-29240	Exhibit (b)(4)(f) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(4)(g)	Specimen form of Variable Annuity Contract, JJ V-2A. Referenced to Exhibit 2 to Form S-6 Post-Effective Amendment No. 1 for NML Variable Annuity Account B, File No. 2-29240, filed on February 24, 1970	Exhibit (b)(4)(g) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(4)(h)(1)	Flexible Payment Deferred Variable Annuity – Account B front-load Contract, ICC12.RR.VA.BFR. (0313)	Filed herewith
(b)(4)(h)(2)	Flexible Payment Deferred Variable Annuity – Account B back-load Contract, ICC12.RR.VA.BBK. (0313)	Filed herewith
(b)(4)(h)(3)	Enhanced Death Benefit for front-load and back-load Contracts, ICC12.VA.EDB. (0313)	Filed herewith
(b)(5)	Form of Application for front-load and back-load Contracts (0805), with Owner Identity Verification (0104) and Variable Annuity Suitability Supplement (0805)	Exhibit (b)(5) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005
(b)(6)(a)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	Exhibit EX-99.B1 to Form N-4 Post-Effective Amendment No. 52 for NML Variable Annuity Account B, File No. 2-29240, filed on November 13, 1995
(b)(6)(b)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 63 for NML Variable Annuity Account B, File No. 2-29240, filed on February 28, 2003
(b)(8)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(a)(2)	Amendment No. 1 dated August 7, 2000 to the Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (h)1(a)(2) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(8)(a)(3)	Amendment No. 2 dated October 13, 2006 to Participation Agreements dated March 16, 1999 and August 7, 2000, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (h)1(a)(3) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006

(b)(8)(a)(4)	Amendment No. 3 dated August 29, 2007 to Participation Agreements dated March 16, 1999, August 7, 2000, and October 13, 2006, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (b)(8)(a)(4) to Form N-4 Post-Effective Amendment No. 82 for NML Variable Annuity Account B, File No. 2-29240, filed on April 24, 2013
(b)(8)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(b)(2)	Amendment No. 1 dated October 18, 2006 to Participation Agreement dated May 1, 2003, by and among The Northwestern Mutual Life Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III	Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(b)(8)(c)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 24, for NML Variable Annuity Account A, File No. 333-72913, filed on April 25, 2012
(b)(8)(d)	Participation Agreement dated September 27, 2013 among Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(d) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013
(b)(8)(e)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(f)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(f)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(g)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(h)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(i)	Form of Amendment to Participation Agreement Regarding Rule 498	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013

(b)(8)(j)	Power of Attorney	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 83 for NML Variable Annuity Account B, File No. 002-29240, filed on October 1, 2013
(b)(8)(k)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(b)(9)	Opinion and Consent of Raymond J. Manista Esq. dated April 28, 2014	Filed herewith.
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 28, 2014	Filed herewith

Item 25. Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of April 1, 2014

Name	Address
John N. Balboni	Senior Vice President & CIO International Paper 6400 Poplar Avenue Memphis, TN 38197

David J. Drury	Owner & CEO Poblocki Sign Company LLC 922 South 70th Street Milwaukee, WI 53214

Connie K. Duckworth	President & Chairman of the Board ARZU 77 Stone Gate Lane Lake Forest, IL 60045

James P. Hackett	President & CEO Steelcase, Inc. 901 - 44th Street Grand Rapids, MI 49508

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

Hans Helmerich	President & CEO Helmerich & Payne, Inc. 1437 S. Boulder Avenue Tulsa, OK 74119-3609

Dale E. Jones	Vice Chairman Heidrick & Struggles 2001 Pennsylvania Avenue, NW Suite 800 Washington, DC 20006

Margery Kraus	President & CEO APCO Worldwide

700 12th Street, NW Suite 800 Washington, DC 20005

David J. Lubar	President Lubar & Co. 700 N. Water Street Suite 1200 Milwaukee, WI 53202

Ulice Payne, Jr.	President & CEO Addison-Clifton, LLC 13555 Bishops Court Suite 245 Brookfield, WI 53005

John E. Schlifske	Chairman, President, & CEO Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Mary Ellen Stanek	Managing Director & Chief Investment Officer Baird Advisors Robert W. Baird & Co. President-Baird Funds Inc. 777 E. Wisconsin Avenue 21st Floor Milwaukee, WI 53202

Timothy W. Sullivan	Former President & CEO Bucyrus International, Inc. 5270 N. Lake Drive Whitefish Bay, WI 53217

S. Scott Voynich	Managing Partner Robinson, Grimes & Company, PC 5637 Whitesville Road (31904) P. O. Box 4299 (31914) Columbus, GA

Ralph A. Weber	Founding Member Gass, Weber, Mullins, LLC 309 North Water Street Suite 700 Milwaukee, WI 53202

Barry L. Williams	Retired Managing General Partner Williams Pacific Ventures, Inc. 4 Embarcadero Center, Suite 3700 San Francisco, CA 94111

Benjamin F. Wilson	Managing Principal Beveridge & Diamond, P.C. 1350 I Street, NW Suite 700 Washington, DC 20005

Edward J. Zore	Retired Chairman Northwestern Mutual 777 E. Wisconsin Suite 3005 Milwaukee, WI 53202

EXECUTIVE OFFICERS – As of April 1, 2014

John E. Schlifske	Chairman, President, & Chief Executive Officer
Sandra L. Botcher	Vice President (Disability Income)
Michael G. Carter	Executive Vice President and Chief Financial Officer
Eric P. Christophersen	Vice President (Wealth Management)
David D. Clark	Senior Vice President (Real Estate)
Joann M. Eisenhart	Senior Vice President (Human Resources)
Christina H. Fiasca	Vice President (Product Finance)
Timothy J. Gerend	Vice President (Agencies)
Kimberley Goode	Vice President (Communications & Corporate Affairs)
Karl G. Gouverneur	Vice President & Chief Technology Officers
John M. Grogan	Senior Vice President (Planning & Sales)
Thomas C. Guay	Vice President (Field Rewards)
Gary M. Hewitt	Vice President (Investment Risk Management)
Ronald P. Joelson	Executive Vice President & Chief Investment Officer
Todd M. Jones	Vice President & Chief Risk Officer
J. Chris Kelly	Vice President & Controller
John L. Kordsmeier	Vice President (Strategic Philanthropy & Community Relations)
Jeffrey J. Lueken	Senior Vice President (Securities)
Raymond J. Manista	Senior Vice President, General Counsel & Secretary
Steven C. Mannebach	Vice President (Field Growth & Development)
Christian W. Mitchell	Vice President (Corporate Planning)
Gregory C. Oberland	Executive Vice President (Products, Sales & Marketing)
Kathleen A. Oman	Vice President (Special Projects)
Steven M. Radke	Vice President (Government Relations)
David R. Remstad	Senior Vice President & Chief Actuary
Bethany M. Rodenhuis	Senior Vice President (Field Strategy & Services)
Tammy M. Roou	Vice President (Enterprise Risk Assurance)
Timothy G. Schaefer	Executive Vice President (Operations & Technology)
Calvin R. Schmidt	Senior Vice President (Integrated Customer Operations)
Sarah R. Schneider	Vice President (New Business)
Todd M. Schoon	Executive Vice President (Agencies)
Sarah E. Schott	Vice President (Compliance/Best Practice)
David W. Simbro	Senior Vice President (Life & Annuity Product)
Steve P. Sperka	Vice President (Long Term Care)
Conrad C. York	Vice President (Marketing)
Todd O. Zinkgraf	Vice President (Enterprise Solutions)

OTHER OFFICERS – As of December 1, 2013

Employee	Title

Lisa C. Gandrud	Senior Actuary
Gregory A. Gurlik	Senior Actuary
Jason T. Klawonn	VP-Actuary
James R. Lodermeier	VP-Actuary
Ted A. Matchulat	Director Product Compliance
Deborah A. Schultz	Senior Actuary
Chris G. Trost	Senior Actuary
P. Andrew Ware	VP-Actuary

Employee	Title
Mark S. Bishop	Regional VP-Field Supervision
Somayajulu Durvasula	Regional VP-Field Supervision
Mark J. Gmach	Regional VP-Field Supervision
Laila V. Hick	VP-Agency Development
Timothy Nelson	Regional VP
Daniel J. O’Meara	VP-Agency Development
Paul J. Steffen	VP-Agency Development

Anne A. Frigo	Director-Insurance Product Compliance
Ricky J. Frank	Director-Systems
Robert J. Johnson	Director-Compliance
Gregory S. Leslie	Director-Variable Product Compliance
James M. Makowski	Director-Compliance

Kevin J. Abitz	Director-Corporate Reporting
Jason T. Anderson	Asst. Director-Tax
Barbara E. Courtney	Director-Mutual Fund Accounting
Walter M. Givler	VP-Accounting Policy
Michelle A. Hinze	Director-Accounting Operations
Todd C. Kuzminski	Director-Investment Accounting
K. David Nunley	VP-Tax
David E. Willert	Director-Federal Tax

Rick T. Zehner	VP-Research & Special Projects

Mark McNulty	Director-Field Distribution Policies & Administration
Daniel A. Riedl	VP-Field Distribution Policies & Administration
Jeffrey P. Schloemer	Director-Field Supervision

Cynthia A. Criss	Director-Field Recruitment
David A. Eurich	Director-Field Training
Sarah L. N. Koenig	Director-Horizontal Growth
Arleen J. Llewellyn	Director-FR Engagement & Succession
Michael E. Pritzl	VP-Leadership Development

Lisa A. Cadotte	Director-Field System Financial Management
Robyn S. Cornelius	Director-Distribution Planning
Michael R. Fasciotti	Director-Field Real Estate
Virginia E. Riesing	Director-Field Financial Consulting
Richard P. Snyder	Director-Field Compensation

Brenda J. Antkowski	Director-Network Office Operations
Meg E. Jansky	VP-Field Services & Support
Kevin J. Konopa	Director-Client Management
Joanne M. Migliaccio	Director-Field Services & Support
David J. Writz	Director-Field Technology

Karen A. Molloy	VP-Treasurer

Pency P. Byhardt	Vice President Annuity Operations
Don P. Gehrke	Director-Retail Investment Operations
Dennis P. Goyette	Director-Annuity Customer Service
Linda A. Schaefer	Director-Document Shared Services
Lori A. Torner	Director-Retail Investment Operations

R. David Ells	VP-Investment Strategy

Employee	Title

Karla J. Adams	Director-Investment Risk Management
James A. Brewer	Director-Investment Planning
David A. Escamilla	Director-Investment Information
Donald Forecki	Director-Investment Operations, Asst. Secretary
Michael S. Treptow	Director-Investment Performance Management

Mark J. Backe	VP-Insurance & Operations Counsel
Joanne M. Breese-Jaeck	Asst. General Counsel & Asst. Secretary
Christopher W. Brownell	Asst. General Counsel & Asst. Secretary
Michael S. Bula	Asst. General Counsel & Asst. Secretary
Thomas B. Christenson	Asst. General Counsel & Asst. Secretary
Michael J. Conmey	Asst. General Counsel & Asst. Secretary
Mark S. Diestelmeier	Asst. General Counsel & Asst. Secretary
John E. Dunn	VP & Investment Products & Services Counsel
James R. Eben	Asst. General Counsel & Asst. Secretary
Bradley L. Eull	Asst. General Counsel & Asst. Secretary
Chad E. Fickett	Asst. General Counsel & Asst. Secretary
James C. Frasher	Asst. General Counsel & Asst. Secretary
Sheila M. Gavin	Asst. General Counsel & Asst. Secretary
Chris K. Gawart	Asst. General Counsel & Asst. Secretary
Matthew D. Heinke	Asst. General Counsel & Asst. Secretary
James A. Koelbl	Asst. General Counsel & Asst. Secretary
Steven J. LaFore	Asst. General Counsel & Asst. Secretary
Lisa A. Leister	Asst. General Counsel & Asst. Secretary
Michael J. Mazza	Asst. General Counsel & Asst. Secretary
Lesli H. McLinden	Asst. General Counsel & Asst. Secretary
Lisa A. Parrington	Asst. General Counsel & Asst. Secretary
Randy M. Pavlick	Asst. General Counsel & Asst. Secretary
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary
Zhibin Ren	Asst. General Counsel & Asst. Secretary
Peter K. Richardson	Asst. General Counsel & Asst. Secretary
Monica Riederer	Asst. General Counsel & Asst. Secretary
Kathleen H. Schluter	VP & Tax Counsel
Rodd Schneider	VP & Litigation and Distribution Counsel
Paul W. Scott	Asst. General Counsel & Asst. Secretary
Mark W. Smith	Assoc. General Counsel & Asst. Secretary
John M. Thompson	Asst. General Counsel & Asst. Secretary
John W. Warren	Asst. General Counsel & Asst. Secretary
Terry R. Young	Asst. General Counsel & Asst. Secretary

Gregory A. Jaeck	Director-Annuity & Income Markets
Jason R. Handal	VP-Advanced Markets
Todd L. Laszewski	Director-Life Product Development
William Brian Henning	Director-Competitive Intelligence
Jane Ann Schiltz	Director-LP Planning & Project Support

Thomas R. Anderson	Director-Integrated Planning
Rebekah B. Barsch	VP-Market Strategy & Training
Kenneth P. Elbert	Director-Advanced Planning
Daniel R. Finn	Director-Advanced Planning
Stephen J. Frankl	Regional Sales Director-East
William F. Grady, IV	Director-Advanced Planning
Patrick J. Horning	Director-Advanced Planning
Amy Kiiskila	Director-Advanced Planning

Employee	Title
Shawn P. Mauser	Regional Sales Director-South
John E. Muth	Director-Advanced Planning
Jeff Niehaus	Director-Business Retirement Markets
John K. O’Meara	Director-Advanced Planning
Brent A. Ritchey	Director-Advanced Planning
David G. Stoeffel	Vice President
William H. Taylor	VP-Financial Planning & Sales Support
Janine L. Wagner	Planning & Product Insurance Consultation
Stephanie Wilcox	Planning & Sales Admin/Integration
Brian D. Wilson	Regional Sales Director-Central
John K. Wilson	Regional Sales Director-West
Stanford A. Wynn	Director-Advanced Planning

Carrie L. Bleck	Director-Policyowner Services
Travis T. Piotrowski	VP-Policyowner Services
Sandra K. Scott	Director-Life Benefits
Carol A. Stilwell	Director-Policyowner Services
Natalie J. Versnik	Director-Policyowner Services
Michael D. Zelinski	Director-Policyowner Services

Gerald E. Fradin	VP-WMC Investment Management
David B. Kennedy	VP-WMC Administration
Mark J. McLennon	VP-Investment Advisory Services

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of April 1, 2014 are set forth on the following pages. In addition to these subsidiaries, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A
2.	NML Variable Annuity Account B
3.	NML Variable Annuity Account C
4.	Northwestern Mutual Variable Life Account
5.	Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. and Russell Investment Funds (the “Funds”), shown below as subsidiaries of Northwestern Mutual, are investment companies registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2014)
Legal Entity Name	Domestic Jurisdiction	Owner %
Operating Subsidiaries
Northwestern Mutual Capital, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Limited(2)	United Kingdom	100.00
Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2014)
Northwestern Mutual Real Estate Investments, LLC(2)	Delaware	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00
Frank Russell Company(3)	Washington	92.58

All Other Subsidiaries
100 East Wisconsin Avenue Joint Venture(2)	Wisconsin	100.00
31 Ogden, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
Arbor Lake Village Apartments Limited Liability Company(2)	Delaware	100.00
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford, Inc.(2)	Delaware	100.00
Brendan International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Burgundy, LLC(2)	Delaware	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Crosland Denver Highway 16, LLC(2)	North Carolina	100.00
Crosland Greens, LLC(2)	North Carolina	100.00
Fairfield West Deer Park LLC(2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Jacksonville Concourse II, LLC(2)	Delaware	100.00
Jacksonville Concourse III, LLC(2)	Delaware	100.00
Jacksonville Concourse, LLC(2)	Delaware	100.00
Juleen, LLC(2)	Delaware	100.00
Justin International FSC, Inc.(2)	U.S. Virgin Islands	100.00
Klode, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Logan, Inc.(2)	Delaware	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Mitchell, Inc.(2)	Delaware	100.00
Model Portfolios, LLC(2)	Delaware	100.00
N.M. Albuquerque, Inc.(2)	New Mexico	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00
NM F/X, LLC(2)	Delaware	100.00
NM GP Holdings, LLC(2)	Delaware	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2014)
NM Investment Holdings, Inc.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NML Clubs Associated, Inc.(2)	Wisconsin	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
North Charlotte Avenue Holdings, LLC(2)	Tennessee	100.00
North Van Buren, Inc.(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(4)	Maryland	100.00
NorthWoods Phase I, LLC	Delaware	100.00
NW Pipeline, Inc.(2)	Texas	100.00
Olive, Inc.(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00
Park Ridge Corporate Center, LLC(2)	Delaware	100.00
Piedmont Center, 1-4 LLC(2)	Delaware	100.00
Piedmont Center, 15 LLC(2)	Delaware	100.00
Plantation Oaks MHC-NM, LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Solar Resources, Inc.(2)	Wisconsin	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Tupelo, Inc.(2)	Delaware	100.00
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Ventura Lakes MHC-NM, LLC	Delaware	100.00
Walden OC, LLC(2)	Delaware	100.00
Warren Corporate Center, LLC(2)	Delaware	100.00
West Huron Joint Venture(2)	Washington	100.00
White Oaks, Inc.(2)	Delaware	100.00
Windwood Drive Ann Arbor, LLC(2)	Delaware	100.00

(1)

Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2013, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented. Excluded is the entire corporate structure under Frank Russell Company, which includes registered investment advisers and registered investment companies.

(2)	Subsidiary included in the consolidated financial statements.
(3)	Subsidiary files separate financial statements. The Subsidiary is held by Northwestern Mutual through NM Investment Holdings, LLC.
(4)

Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 27. Number of Contract Owners

As of March 31, 2014, 295,366 variable annuity contracts issued in connection with NML Variable Annuity Account B were outstanding. 254,389 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 40,977 such contracts were not so issued.

Item 28. Indemnification

(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:

B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.

This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.

The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 29. Principal Underwriters

(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account C (811-21886), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).

(b) As of April 1, 2014, the directors and officers of NMIS are as follows:

Name	Position
Jason T. Anderson	Assistant Treasurer
Pency P. Byhardt	Vice President, Annuity Operations
Michael G. Carter	Director
Robyn C. Cornelius	Director, Distribution Planning
Michael J. Conmey	Assistant Secretary
Linda C. Donahue	NMIS Anti-Money Laundering (AML) Officer
Bradley L. Eull	Secretary, NMIS
Christina H. Fiasca	Director, Senior Vice President, Agency Services
Don P. Gehrke	Director, Retail Investment Operations
Timothy J. Gerend	Vice President, Agencies
John M. Grogan	Director, Senior Vice President, Planning and Sales
Thomas C. Guay	Vice President, Field Rewards
Andrew Iggens	Assistant Treasurer
Jennifer W. Murphy	Director, NMIS Home Office Supervision/Administration
K. David Nunley	Assistant Treasurer
Jennifer O’Leary	Treasurer and Financial and Operations Principal
Gregory C. Oberland	Director
Travis T. Piotrowski	Vice President, Policyowner Services
Daniel A. Riedl	Vice President, Chief Operating Officer
Bethany A. Rodenhuis	Senior Vice President, Agencies Strategy and Services
Calvin R. Schmidt	Director, Senior Vice President, Integrated Operations
Sarah R. Schneider	Director, New Business
Todd M. Schoon	Director, Executive Vice President, Agencies
Sarah E. Schott	Vice President, Compliance/Best Practices
David W. Simbro	Senior Vice President, Life and Annuity Product
Todd W. Smasal	Director, Human Resources
David G. Stoeffel	Vice President, Planning and Sales
Kellen A. Thiel	Director, Investment Markets
Jeffrey B. Williams	Vice President, NMIS Compliance, Chief Compliance Officer

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) NMIS, the principal underwriter, received $82,248,265 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year.

Item 30. Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the prospectus.

(d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.

REPRESENTATION REGARDING TAX-DEFERRED ANNUITIES

Reference is made to a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission and addressed to the American Council of Life Insurance (the “no-action letter”). In accordance with the requirements of paragraph (5) on page 4 of the no-action letter, the Registrant represents that the no-action letter is being relied upon and that the provisions of paragraphs (1)-(4) thereof have been complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account B, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 28th day of April, 2014.

NML VARIABLE ANNUITY ACCOUNT B
(Registrant)

		By	THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY
(Depositor)

Attest:	/s/ RAYMOND J. MANISTA		By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,			John E. Schlifske,
	General Counsel and Secretary			President and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 28th day of April, 2014.
THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY
(Depositor)

Attest:	/s/ RAYMOND J. MANISTA		By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,			John E. Schlifske,
	General Counsel and Secretary			President and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

Chairman, Trustee and
/s/ JOHN E. SCHLIFSKE	Chief Executive Officer;
John E. Schlifske	Principal Executive Officer

/s/ MICHAEL G. CARTER	Chief Financial Officer and
Michael G. Carter	Principal Financial Officer

/s/ JOHN C. KELLY	Vice President and Controller;
John C. Kelly	Principal Accounting Officer

/s/ John N. Balboni*	Trustee
John N. Balboni

/s/ David J. Drury*	Trustee
David J. Drury

/s/ Connie K. Duckworth*	Trustee
Connie K. Duckworth

/s/ James P. Hackett*	Trustee
James P. Hackett

/s/ P. Russell Hardin*	Trustee
P. Russell Hardin

/s/ Hans Helmerich*	Trustee
Hans Helmerich

/s/ Dale E. Jones*	Trustee
Dale E. Jones

/s/ Margery Kraus*	Trustee
Margery Kraus

/s/ David J. Lubar*	Trustee
David J. Lubar

/s/ Ulice Payne, Jr.*	Trustee
Ulice Payne, Jr.

/s/ John E. Schlifske*	Trustee
John E. Schlifske

/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek

/s/ Timothy W. Sullivan*	Trustee
Timothy W. Sullivan

/s/ S. Scott Voynich*	Trustee
S. Scott Voynich

/s/ Ralph A. Weber*	Trustee
Ralph A. Weber

/s/ Barry L. Williams*	Trustee
Barry L. Williams

/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson

/s/ Edward J. Zore*	Trustee
Edward J. Zore

*By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Attorney in fact,
pursuant to the Power of Attorney filed on October 1, 2013.

Each of the signatures is affixed as of April 28, 2014.

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 84 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT B

Exhibit	Description
(b)(4)(h)(1)	Flexible Payment Deferred Variable Annuity – Account B front-load Contract, ICC12.RR.VA.BFR. (0313)	Filed herewith
(b)(4)(h)(2)	Flexible Payment Deferred Variable Annuity – Account B back-load Contract, ICC12.RR.VA.BBK. (0313)	Filed herewith
(b)(4)(h)(3)	Enhanced Death Benefit for front-load and back-load Contracts, ICC12.VA.EDB. (0313)	Filed herewith
(b)(9)	Opinion and Consent of Raymond J. Manista, Esq. dated April 28, 2014	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 28, 2014	Filed herewith